UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2676

Fidelity School Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2006

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® New Markets Income Fund

September 30, 2006

1.808781.102

NMI-QTLY-1106

Investments September 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 16.8%
		Principal Amount (h)	Value
Argentina - 0.5%
Telecom Personal SA 9.25% 12/22/10 (e)		$ 9,420,000	$ 9,679,050
Bahamas (Nassau) - 0.4%
Odebrecht Overseas Ltd. 11.5% 2/25/09 (e)		8,302,000	9,173,710
Brazil - 0.9%
Globo Communicacoes e Partcipacoes LTDA 9.375% 12/31/49		15,115,000	15,130,115
Globo Communicacoes e Participacoes SA 7.375% 10/20/11 (Reg. S) (d)		2,802,014	2,802,574
TOTAL BRAZIL			17,932,689
Cayman Islands - 0.3%
CSN Islands VIII Corp. 9.75% 12/16/13 (e)		5,130,000	5,873,850
Germany - 3.0%
Citigroup Global Markets Deutschland AG 9.25% 4/19/14 (e)		8,920,000	9,499,800
Dresdner Bank AG 10.375% 8/17/09 (e)		7,105,000	7,708,925
Gazstream SA 5.625% 7/22/13 (e)		37,215,301	36,936,186
Kyivstar GSM 7.75% 4/27/12 (Issued by Dresdner Bank AG for Kyivstar GSM) (e)		7,530,000	7,651,986
TOTAL GERMANY			61,796,897
Indonesia - 0.0%
APP International Finance (Mauritius) Ltd.:
0% 7/5/01 (c)(e)		4,420,000	110,500
0% 7/5/01 (Reg. S) (c)		1,335,000	33,375
TOTAL INDONESIA			143,875
Ireland - 0.2%
Red Arrow International Leasing 8.375% 6/30/12	RUB	111,274,683	4,288,582
Korea (South) - 0.4%
Hanarotelecom, Inc. 7% 2/1/12 (e)		9,570,000	9,426,450
Luxembourg - 2.1%
Millicom International Cellular SA 10% 12/1/13		8,935,000	9,605,125
Mobile Telesystems Finance SA:
(Reg. S) 8.375% 10/14/10		5,520,000	5,720,376
8% 1/28/12		5,070,000	5,139,966
8.375% 10/14/10 (e)		4,110,000	4,259,193
Norilsk Nickel Finance Luxembourg SA 7.125% 9/30/09		6,535,000	6,616,688
Nonconvertible Bonds - continued
		Principal Amount (h)	Value
Luxembourg - continued
RSHB Capital SA 7.175% 5/16/13 (e)		$ 2,190,000	$ 2,277,600
UBS Luxembourg SA 8.25% 5/23/16		9,860,000	9,983,250
TOTAL LUXEMBOURG			43,602,198
Malaysia - 2.6%
Petroliam Nasional BHD (Petronas) 7.625% 10/15/26 (Reg. S)		13,315,000	16,028,597
Petronas Capital Ltd.:
7% 5/22/12		22,500,000	24,241,500
7.875% 5/22/22 (Reg. S)		10,625,000	12,821,188
TOTAL MALAYSIA			53,091,285
Netherlands - 0.5%
PT Indosat International Finance Co. BV 7.125% 6/22/12 (e)		10,015,000	10,027,519
Russia - 1.2%
Mobile Telesystems Finance SA 9.75% 1/30/08 (Reg. S)		14,110,000	14,646,180
OAO Gazprom 9.625% 3/1/13		8,400,000	9,933,000
TOTAL RUSSIA			24,579,180
Tunisia - 0.2%
Banque Centrale de Tunisie 7.375% 4/25/12		4,380,000	4,757,775
United Kingdom - 0.4%
Credit Suisse First Boston International 8% 11/6/15 (e)		7,550,000	7,569,630
United States of America - 3.6%
Pemex Project Funding Master Trust:
5.9906% 12/3/12 (e)(f)		4,985,000	4,970,045
7.375% 12/15/14		12,720,000	13,750,320
7.75% 9/28/49		26,220,000	26,678,850
7.875% 2/1/09 (f)		9,390,000	9,831,330
8.625% 2/1/22		16,160,000	19,529,360
TOTAL UNITED STATES OF AMERICA			74,759,905
Venezuela - 0.5%
Petrozuata Finance, Inc.:
7.63% 4/1/09 (e)		4,047,297	4,016,942
8.22% 4/1/17 (e)		6,055,000	5,903,625
TOTAL VENEZUELA			9,920,567
TOTAL NONCONVERTIBLE BONDS (Cost $347,515,960)			346,623,162
Government Obligations - 74.6%
		Principal Amount (h)	Value
Argentina - 2.3%
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		$ 17,583,559	$ 16,924,175
5.589% 8/3/12 (f)		34,102,500	31,492,952
TOTAL ARGENTINA			48,417,127
Belize - 0.1%
Belize Government 9.75% 6/12/15		2,760,000	2,083,800
Brazil - 13.7%
Brazilian Federative Republic:
7.125% 1/20/37		9,855,000	10,066,883
7.875% 3/7/15		8,980,000	9,855,550
8% 1/15/18		23,470,000	25,758,325
8.25% 1/20/34		28,215,000	32,334,390
8.75% 2/4/25		27,410,000	32,617,900
8.875% 10/14/19		12,625,000	15,023,750
8.875% 4/15/24		14,130,000	16,977,195
10% 8/7/11		8,605,000	10,106,573
10.5% 7/14/14		10,600,000	13,313,600
11% 1/11/12		8,000,000	9,800,000
11% 8/17/40		27,965,000	36,410,430
12% 4/15/10		5,420,000	6,512,130
12.25% 3/6/30		14,540,000	23,409,400
12.5% 1/5/16	BRL	20,555,000	9,477,033
12.75% 1/15/20		13,455,000	20,451,600
14.5% 10/15/09		8,690,000	10,892,915
TOTAL BRAZIL			283,007,674
Colombia - 2.1%
Colombian Republic:
7.2163% 11/16/15 (f)		4,020,000	4,110,450
8.125% 5/21/24		2,480,000	2,728,000
8.25% 12/22/14		3,590,000	3,963,360
10% 1/23/12		6,595,000	7,683,175
10.375% 1/28/33		3,600,000	4,896,000
10.75% 1/15/13		8,030,000	9,796,600
11.75% 2/25/20		7,401,000	10,379,903
TOTAL COLOMBIA			43,557,488
Government Obligations - continued
		Principal Amount (h)	Value
Dominican Republic - 1.4%
Dominican Republic:
9.04% 1/23/18 (e)		$ 8,131,748	$ 9,046,570
9.5% 9/27/11		18,751,229	20,129,444
TOTAL DOMINICAN REPUBLIC			29,176,014
Ecuador - 1.2%
Ecuador Republic:
9.375% 12/15/15 (e)		3,780,000	3,670,380
10% 8/15/30 (Reg. S)		16,265,000	15,077,655
12% 11/15/12 (e)		826,200	824,135
12% 11/15/12 (Reg. S)		5,000,040	4,987,540
TOTAL ECUADOR			24,559,710
El Salvador - 0.6%
El Salvador Republic:
7.65% 6/15/35		6,750,000	7,246,125
8.5% 7/25/11 (Reg. S)		4,410,000	4,884,075
TOTAL EL SALVADOR			12,130,200
Indonesia - 1.8%
Indonesian Republic:
6.75% 3/10/14		4,765,000	4,860,300
7.5% 1/15/16 (e)		18,830,000	20,101,025
8.5% 10/12/35 (e)		10,860,000	12,733,350
TOTAL INDONESIA			37,694,675
Iraq - 0.7%
Republic of Iraq 5.8% 1/15/28 (e)		21,795,000	14,275,725
Ivory Coast - 0.4%
Ivory Coast:
Brady past due interest 2% 3/29/18 (Reg. S) (c)(f)		13,779,750	3,307,140
FLIRB 2.5% 3/29/18 (Reg. S) (c)(f)		23,300,000	5,592,000
TOTAL IVORY COAST			8,899,140
Lebanon - 2.1%
Lebanon, Republic of:
8.5669% 11/30/09 (e)(f)		10,940,000	11,049,400
8.5669% 11/30/09 (f)		7,275,000	7,347,750
10.125% 8/6/08		5,380,000	5,575,025
Government Obligations - continued
		Principal Amount (h)	Value
Lebanon - continued
Lebanon, Republic of: - continued
10.25% 10/6/09 (Reg. S)		$ 8,460,000	$ 8,967,600
11.625% 5/11/16 (Reg. S)		9,120,000	10,784,400
TOTAL LEBANON			43,724,175
Mexico - 8.5%
United Mexican States:
5.625% 1/15/17		24,886,000	24,612,254
5.875% 1/15/14		13,485,000	13,788,413
6.625% 3/3/15		9,673,000	10,301,745
6.75% 9/27/34		11,935,000	12,651,100
7.5% 4/8/33		14,610,000	16,852,635
8.125% 12/30/19		17,900,000	21,488,950
8.3% 8/15/31		27,195,000	33,925,763
11.375% 9/15/16		9,575,000	13,740,125
11.5% 5/15/26		17,480,000	27,600,920
TOTAL MEXICO			174,961,905
Nigeria - 0.3%
Central Bank of Nigeria:
promissory note 5.092% 1/5/10		6,665,324	6,425,881
warrants 11/15/20 (a)(g)		4,000	700,000
TOTAL NIGERIA			7,125,881
Pakistan - 0.4%
Islamic Republic of Pakistan:
6.75% 2/19/09		3,405,000	3,396,488
7.125% 3/31/16 (e)		4,080,000	4,018,800
TOTAL PAKISTAN			7,415,288
Panama - 0.7%
Panamanian Republic:
7.125% 1/29/26		5,370,000	5,625,075
8.875% 9/30/27		7,220,000	8,916,700
TOTAL PANAMA			14,541,775
Peru - 2.3%
Peruvian Republic:
7.35% 7/21/25		11,160,000	11,896,560
9.125% 2/21/12		8,435,000	9,679,163
Government Obligations - continued
		Principal Amount (h)	Value
Peru - continued
Peruvian Republic: - continued
9.875% 2/6/15		$ 9,925,000	$ 12,282,188
euro Brady past due interest 5% 3/7/17 (f)		14,181,600	13,968,876
TOTAL PERU			47,826,787
Philippines - 9.0%
Philippine Republic:
7.75% 1/14/31		5,540,000	5,775,450
8.375% 2/15/11		17,885,000	19,294,338
8.875% 3/17/15		18,555,000	21,152,700
9% 2/15/13		45,785,000	51,508,125
9.375% 1/18/17		12,390,000	14,620,200
9.5% 2/2/30		24,310,000	29,962,075
9.875% 1/15/19		20,625,000	25,420,313
10.625% 3/16/25		14,015,000	18,674,988
TOTAL PHILIPPINES			186,408,189
Qatar - 0.5%
State of Qatar 9.75% 6/15/30 (Reg. S)		6,745,000	9,974,169
Russia - 10.1%
Russian Federation:
5% 3/31/30 (Reg. S) (d)		126,297,500	140,821,702
11% 7/24/18 (Reg. S)		23,437,000	33,690,688
12.75% 6/24/28 (Reg. S)		18,397,000	33,022,615
TOTAL RUSSIA			207,535,005
Serbia & Montenegro - 0.3%
Republic of Serbia 3.75% 11/1/24 (d)(e)		7,545,000	6,700,715
Turkey - 7.0%
Turkish Republic:
6.875% 3/17/36		10,165,000	9,250,150
8% 2/14/34		18,685,000	19,292,263
9.5% 1/15/14		13,950,000	15,850,688
11% 1/14/13		25,930,000	31,148,413
11.5% 1/23/12		11,560,000	13,900,900
11.75% 6/15/10		21,910,000	25,667,565
11.875% 1/15/30		19,635,000	28,937,081
TOTAL TURKEY			144,047,060
Ukraine - 1.7%
City of Kiev 8.75% 8/8/08		8,315,000	8,595,216
Government Obligations - continued
		Principal Amount (h)	Value
Ukraine - continued
Ukraine Government:
6.875% 3/4/11 (Reg. S)		$ 3,855,000	$ 3,903,188
8.9025% 8/5/09 (f)		20,505,000	21,710,694
TOTAL UKRAINE			34,209,098
United States of America - 0.9%
U.S. Treasury Bonds 4.5% 2/15/36		18,730,000	17,947,142
Uruguay - 1.3%
Uruguay Republic:
7.25% 2/15/11		3,830,000	3,935,325
7.5% 3/15/15		6,785,000	7,056,400
7.625% 3/21/36		3,735,000	3,725,663
7.875% 1/15/33 pay-in-kind		8,310,000	8,600,850
9.25% 5/17/17		3,315,000	3,861,975
TOTAL URUGUAY			27,180,213
Venezuela - 4.8%
Venezuelan Republic:
oil recovery rights 4/15/20 (a)(g)		168,700	6,157,550
6.5106% 4/20/11 (f)		18,365,000	18,181,350
7% 12/1/18 (Reg. S)		6,245,000	6,245,000
7.65% 4/21/25		9,445,000	9,870,025
8.5% 10/8/14		17,235,000	19,087,763
9.375% 1/13/34		5,800,000	7,163,000
10.75% 9/19/13		10,220,000	12,509,280
13.625% 8/15/18		12,818,000	19,034,730
TOTAL VENEZUELA			98,248,698
Vietnam - 0.4%
Vietnamese Socialist Republic 6.875% 1/15/16 (e)		7,970,000	8,308,725
TOTAL GOVERNMENT OBLIGATIONS (Cost $1,458,506,773)			1,539,956,378
Common Stocks - 0.1%
		Shares
Bermuda - 0.1%
APP China Group Ltd. (a) (Cost $2,054,053)		42,508	1,700,320
Sovereign Loan Participations - 0.2%
		Principal Amount (h)	Value
Morocco - 0.2%
Moroccan Kingdom loan participation - JP Morgan 6.3644% 1/2/09 (f) (Cost $3,703,954)		$ 3,723,214	$ 3,718,560
Money Market Funds - 6.9%
		Shares
Fidelity Cash Central Fund, 5.36% (b) (Cost $143,165,974)		143,165,974	143,165,974
Purchased Options - 0.0%
	Expiration Date/Strike Price	Underlying Face Amount
Argentina - 0.0%
Lehman Brothers Holdings, Inc. Call Option on $42,490,000 notional amount of Argentine Republic par 1.33% 12/31/38	July 2007/ $44.50	$ 18,483,150	849,800
Venezuela - 0.0%
Lehman Brothers Holdings, Inc. Call Option on $44,080,000 notional amount of Venezuelan Republic 9.25% 9/15/27	October 2006/ $122.50	53,909,840	335,008
TOTAL PURCHASED OPTIONS (Cost $1,576,078)			1,184,808
TOTAL INVESTMENT PORTFOLIO - 98.6% (Cost $1,956,522,792)	2,036,349,202
NET OTHER ASSETS - 1.4%	28,204,288
NET ASSETS - 100%	$ 2,064,553,490
Security Type Abbreviation
FLIRB - Front Loaded Interest Reduction Bonds
Currency Abbreviations
BRL	-	Brazilian real
RUB	-	Russian ruble
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Non-income producing - Issuer is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $225,813,836 or 10.9% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(g) Quantity represents share amount.
(h) Principal amount is stated in United States dollars unless otherwise noted.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,258,900
Income Tax Information

At September 30, 2006, the aggregate cost of investment securities for income tax purposes was $1,955,989,808. Net unrealized appreciation aggregated $80,359,394, of which $89,696,293 related to appreciated investment securities and $9,336,899 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Strategic Income Fund

September 30, 2006

1.808788.102

FSN-QTLY-1106

Investments September 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 35.6%
		Principal Amount (000s) (c)	Value (000s)
Convertible Bonds - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ON Semiconductor Corp. 0% 4/15/24		$ 620	$ 547
Nonconvertible Bonds - 35.6%
CONSUMER DISCRETIONARY - 7.7%
Auto Components - 0.6%
Affinia Group, Inc. 9% 11/30/14		6,965	6,495
Delco Remy International, Inc.:
9.375% 4/15/12		830	359
11% 5/1/09		980	461
Stoneridge, Inc. 11.5% 5/1/12		635	613
Tenneco, Inc. 8.625% 11/15/14		5,350	5,270
TRW Automotive Acquisition Corp.:
9.375% 2/15/13		3,376	3,600
11% 2/15/13		2,439	2,665
United Components, Inc. 9.375% 6/15/13		610	603
Visteon Corp. 7% 3/10/14		4,790	4,287
			24,353
Automobiles - 0.2%
Fiat Finance & Trade Ltd. 5.625% 11/15/11	EUR	1,100	1,403
General Motors Corp. 8.375% 7/15/33		6,850	5,942
			7,345
Diversified Consumer Services - 0.1%
Affinion Group, Inc. 11.5% 10/15/15		2,695	2,749
Hotels, Restaurants & Leisure - 1.7%
Carrols Corp. 9% 1/15/13		4,090	4,151
Festival Fun Parks LLC 10.875% 4/15/14		1,710	1,663
Gaylord Entertainment Co.:
6.75% 11/15/14		8,725	8,289
8% 11/15/13		2,055	2,081
ITT Corp. 7.375% 11/15/15		2,850	2,893
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14		3,065	2,935
Mandalay Resort Group:
6.375% 12/15/11		1,780	1,740
6.5% 7/31/09		2,865	2,869
MGM Mirage, Inc.:
6% 10/1/09		1,360	1,343
6.625% 7/15/15		4,030	3,869
6.75% 9/1/12		1,685	1,660
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
MGM Mirage, Inc.: - continued
6.75% 4/1/13		$ 2,110	$ 2,070
6.875% 4/1/16		2,110	2,039
8.5% 9/15/10		275	293
Mohegan Tribal Gaming Authority 6.875% 2/15/15		3,040	2,964
Scientific Games Corp. 6.25% 12/15/12		880	847
Starwood Hotels & Resorts Worldwide, Inc.:
7.375% 5/1/07		1,925	1,954
7.875% 5/1/12		1,480	1,560
Station Casinos, Inc. 6% 4/1/12		2,740	2,644
Town Sports International Holdings, Inc. 0% 2/1/14 (d)		5,231	4,289
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10		3,280	3,534
Vail Resorts, Inc. 6.75% 2/15/14		6,165	6,034
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (d)		1,435	990
9% 1/15/12		770	793
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/12 (f)		720	763
Wheeling Island Gaming, Inc. 10.125% 12/15/09		1,300	1,333
			65,600
Household Durables - 0.3%
D.R. Horton, Inc. 7.875% 8/15/11		200	213
Fortune Brands, Inc. 4% 1/30/13	EUR	1,100	1,343
K. Hovnanian Enterprises, Inc.:
6.25% 1/15/15		1,490	1,322
7.75% 5/15/13		1,475	1,357
Meritage Homes Corp. 6.25% 3/15/15		2,590	2,202
Technical Olympic USA, Inc.:
7.5% 1/15/15		2,925	2,252
10.375% 7/1/12		1,575	1,339
Urbi, Desarrollos Urbanos, SA de CV 8.5% 4/19/16 (f)		2,550	2,658
			12,686
Leisure Equipment & Products - 0.0%
Riddell Bell Holdings, Inc. 8.375% 10/1/12		950	936
Media - 4.1%
AMC Entertainment, Inc. 11% 2/1/16		2,570	2,808
CanWest Media, Inc. 8% 9/15/12		1,130	1,090
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Charter Communications Holdings I LLC 11.75% 5/15/14		$ 1,400	$ 994
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp. 11% 10/1/15		3,374	3,070
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.:
10.25% 9/15/10		3,650	3,723
10.25% 9/15/10		3,770	3,841
CSC Holdings, Inc.:
7.25% 4/15/12 (f)(h)		5,610	5,554
7.625% 4/1/11		3,575	3,655
7.625% 7/15/18		23,385	23,940
7.875% 2/15/18		14,855	15,412
EchoStar DBS Corp.:
6.625% 10/1/14		10,955	10,449
7% 10/1/13 (f)(g)		3,460	3,399
Globo Communicacoes e Partcipacoes LTDA 9.375%		8,350	8,358
Globo Communicacoes e Participacoes SA (Reg. S) 7.375% 10/20/11 (e)		8,338	8,340
Haights Cross Communications, Inc. 0% 8/15/11 (d)		2,480	1,476
Houghton Mifflin Co.:
0% 10/15/13 (d)		4,190	3,656
8.25% 2/1/11		2,845	2,902
9.875% 2/1/13		9,435	9,907
iesy Repository GmbH 10.375% 2/15/15 (f)		3,210	3,001
Liberty Media Corp.:
5.7% 5/15/13		7,015	6,603
8.5% 7/15/29		7,010	7,125
PanAmSat Corp.:
6.375% 1/15/08		920	915
9% 8/15/14		2,980	3,077
9% 6/15/16 (f)		2,050	2,117
Rainbow National LLC & RNS Co. Corp.:
8.75% 9/1/12 (f)		4,230	4,494
10.375% 9/1/14 (f)		10,205	11,404
Sun Media Corp. Canada 7.625% 2/15/13		2,000	2,010
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Vertis, Inc.:
10.875% 6/15/09		$ 2,530	$ 2,543
13.5% 12/7/09 (f)		505	460
			156,323
Multiline Retail - 0.3%
Marks & Spencer Group PLC 5.125% 11/7/06	EUR	2,000	2,540
Neiman Marcus Group, Inc.:
9% 10/15/15		2,960	3,138
10.375% 10/15/15		4,585	4,940
			10,618
Specialty Retail - 0.1%
AutoNation, Inc.:
7% 4/15/14 (f)		1,300	1,294
7.5069% 4/15/13 (f)(h)		940	954
Burlington Coat Factory Warehouse Corp. 11.125% 4/15/14 (f)		2,070	1,998
			4,246
Textiles, Apparel & Luxury Goods - 0.3%
Levi Strauss & Co.:
8.875% 4/1/16		7,010	6,992
9.75% 1/15/15		5,185	5,379
			12,371
TOTAL CONSUMER DISCRETIONARY			297,227
CONSUMER STAPLES - 0.5%
Food Products - 0.4%
Dean Foods Co.:
6.625% 5/15/09		40	40
6.9% 10/15/17		1,050	1,016
Gruma SA de CV 7.75%		2,450	2,468
Hines Nurseries, Inc. 10.25% 10/1/11		520	463
Michael Foods, Inc. 8% 11/15/13		610	622
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11		1,005	1,045
NPI Merger Corp.:
9.23% 10/15/13 (f)(h)		665	684
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - continued
NPI Merger Corp.: - continued
10.75% 4/15/14 (f)		$ 755	$ 808
Reddy Ice Holdings, Inc. 0% 11/1/12 (d)		4,290	3,561
Swift & Co.:
10.125% 10/1/09		850	867
12.5% 1/1/10		1,325	1,345
Tate & Lyle International Finance PLC 5.75% 10/6/06	EUR	1,075	1,364
			14,283
Household Products - 0.0%
Central Garden & Pet Co. 9.125% 2/1/13		320	333
Personal Products - 0.0%
Elizabeth Arden, Inc. 7.75% 1/15/14		700	684
Tobacco - 0.1%
BAT Holdings BV 4.375% 9/15/14	EUR	2,000	2,516
Gallaher Group PLC 4.5% 4/2/14 (g)	EUR	550	699
			3,215
TOTAL CONSUMER STAPLES			18,515
ENERGY - 4.2%
Energy Equipment & Services - 0.6%
CHC Helicopter Corp. 7.375% 5/1/14		2,915	2,733
Hanover Compressor Co.:
7.5% 4/15/13		500	498
8.625% 12/15/10		720	749
9% 6/1/14		2,720	2,883
Ocean Rig Norway AS 8.375% 7/1/13 (f)		1,330	1,420
Petroliam Nasional BHD (Petronas) 7.625% 10/15/26 (Reg. S)		7,990	9,618
Seabulk International, Inc. 9.5% 8/15/13		5,070	5,602
			23,503
Oil, Gas & Consumable Fuels - 3.6%
ANR Pipeline, Inc. 7.375% 2/15/24		2,700	2,801
Atlas Pipeline Partners LP 8.125% 12/15/15		1,210	1,231
Chaparral Energy, Inc. 8.5% 12/1/15		2,600	2,581
Chesapeake Energy Corp.:
6.5% 8/15/17		5,265	4,936
6.875% 11/15/20		6,675	6,308
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Chesapeake Energy Corp.: - continued
7% 8/15/14		$ 1,135	$ 1,119
7.5% 6/15/14		1,115	1,121
7.625% 7/15/13		4,080	4,162
El Paso Production Holding Co. 7.75% 6/1/13		5,000	5,100
Energy Partners Ltd. 8.75% 8/1/10		5,155	5,297
EXCO Resources, Inc. 7.25% 1/15/11		880	860
Forest Oil Corp. 8% 12/15/11		190	197
Gaz Capital SA Luxembourg 7.8% 9/27/10	EUR	1,800	2,536
Harvest Operations Corp. 7.875% 10/15/11		1,540	1,413
Houston Exploration Co. 7% 6/15/13		680	666
InterNorth, Inc. 9.625% 3/15/06 (b)		1,490	548
Massey Energy Co. 6.875% 12/15/13		5,935	5,386
MOL Hungarian Oil and Gas NyRt 3.875% 10/5/15	EUR	1,000	1,147
Northwest Pipeline Corp.:
6.625% 12/1/07		305	307
8.125% 3/1/10		530	550
Pan American Energy LLC 7.75% 2/9/12 (f)		1,375	1,382
Pemex Project Funding Master Trust:
5.5% 2/24/25 (f)	EUR	750	935
7.75%		13,560	13,797
8.625% 2/1/22		5,270	6,369
Petrobras Energia SA 9.375% 10/30/13		1,135	1,251
Petrohawk Energy Corp. 9.125% 7/15/13 (f)		5,460	5,501
Petrozuata Finance, Inc.:
7.63% 4/1/09 (f)		3,500	3,473
8.22% 4/1/17 (f)		4,100	3,998
Pogo Producing Co. 7.875% 5/1/13 (f)		2,395	2,443
Range Resources Corp. 7.375% 7/15/13		2,945	2,945
Ship Finance International Ltd. 8.5% 12/15/13		5,525	5,318
Southern Star Central Corp. 6.75% 3/1/16		1,460	1,443
Targa Resources, Inc./Targa Resources Finance Corp. 8.5% 11/1/13 (f)		1,320	1,317
Tennessee Gas Pipeline Co.:
7% 10/15/28		1,275	1,267
7.5% 4/1/17		4,605	4,851
7.625% 4/1/37		1,550	1,629
8.375% 6/15/32		1,570	1,802
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Transcontinental Gas Pipe Line Corp.:
7% 8/15/11		$ 300	$ 308
8.875% 7/15/12		1,400	1,556
Venoco, Inc. 8.75% 12/15/11		1,980	1,926
Vintage Petroleum, Inc. 8.25% 5/1/12		1,065	1,122
Williams Co., Inc. Credit Linked Certificate Trust III 6.75% 4/15/09 (f)		2,680	2,693
Williams Companies, Inc.:
7.5% 1/15/31		3,220	3,180
7.625% 7/15/19		8,340	8,684
7.75% 6/15/31		335	336
7.875% 9/1/21		2,720	2,839
8.75% 3/15/32		1,790	1,960
YPF SA:
10% 11/2/28		3,845	4,518
yankee 9.125% 2/24/09		1,195	1,258
			138,367
TOTAL ENERGY			161,870
FINANCIALS - 5.9%
Capital Markets - 0.1%
E*TRADE Financial Corp. 7.375% 9/15/13		1,530	1,568
Mizuho Capital Investment Europe 1 Ltd. 5.02% (h)	EUR	750	952
			2,520
Commercial Banks - 2.2%
Australia & New Zealand Banking Group Ltd. 4.4671% 12/29/06 (h)	CAD	1,500	1,342
Banca Popolare di Lodi Investment Trust 6.742% (h)	EUR	1,250	1,747
Banco Nacional de Desenvolvimento Economico e Social 5.727% 6/16/08 (h)		6,815	6,704
Bank of Tokyo-Mitsubishi Ltd. 3.5% 12/16/15 (h)	EUR	1,250	1,544
BIE Bank & Trust Ltd. 16.8% 3/13/07	BRL	4,010	1,863
Commonwealth Bank of Australia 4.4714% 11/28/06 (h)	CAD	1,500	1,342
Dresdner Bank AG 10.375% 8/17/09 (f)		6,684	7,252
European Investment Bank 4% 10/15/37	EUR	5,190	6,516
HBOS Treasury Services PLC 4.5571% 1/19/10 (h)	CAD	1,500	1,345
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Kyivstar GSM 7.75% 4/27/12 (Issued by Dresdner Bank AG for Kyivstar GSM) (f)		$ 3,625	$ 3,684
Oesterreichische Kontrollbank 3.875% 9/15/16	EUR	23,700	30,039
Rabobank Nederland 4.4186% 2/23/07 (h)	CAD	2,000	1,789
Russian Standard Finance SA 6.825% 9/16/09	EUR	850	1,081
Shinsei Bank Ltd. 3.75% 2/23/16 (h)	EUR	1,200	1,483
Standard Chartered Bank 3.625% 2/3/17 (e)	EUR	530	654
Sumitomo Mitsui Banking Corp. (Reg. S) 4.375% (h)	EUR	2,000	2,458
TuranAlem Finance BV 6.25% 9/27/11	EUR	1,750	2,221
UBS Luxembourg SA 8% 2/11/10		4,305	4,408
Vimpel Communications 10% 6/16/09 (Issued by UBS Luxembourg SA for Vimpel Communications)		5,460	5,856
			83,328
Consumer Finance - 1.7%
ACE Cash Express, Inc. 10.25% 10/1/14 (f)(g)		1,290	1,306
Ford Credit Europe PLC:
4.376% 9/30/09 (h)	EUR	1,750	2,116
5% 7/16/07	EUR	250	316
Ford Motor Credit Co.:
6.625% 6/16/08		7,615	7,500
9.875% 8/10/11		6,800	7,037
General Motors Acceptance Corp.:
6% 10/16/06	EUR	2,000	2,537
6.75% 12/1/14		10,360	10,166
6.875% 9/15/11		5,620	5,606
6.875% 8/28/12		6,705	6,637
8% 11/1/31		21,110	22,166
			65,387
Diversified Financial Services - 0.7%
Canada Housing Trust No.1 4.65% 9/15/09	CAD	15,000	13,656
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75% 11/15/13		1,390	1,393
Citigroup, Inc. 4.25% 2/25/30 (h)	EUR	1,500	1,799
Dali Capital PLC 8% 9/3/09	RUB	23,600	884
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12		2,753	2,891
MUFG Capital Finance 2 Ltd. 4.85% (h)	EUR	1,250	1,559
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
MUFG Capital Finance 3 Ltd. 2.68% (h)	JPY	$ 150,000	$ 1,268
Red Arrow International Leasing 8.375% 6/30/12	RUB	66,765	2,573
			26,023
Insurance - 0.2%
Amlin PLC 6.5% 12/19/26 (h)	GBP	850	1,556
Brit Insurance Holdings PLC 6.625% 12/9/30 (h)	GBP	525	959
Eureko BV 5.125% (h)	EUR	1,500	1,926
Fukoku Mutual Life Insurance Co. 4.5% 9/28/25 (h)	EUR	2,000	2,437
Wuerttembergische Lebens AG 5.375% 6/1/26 (h)	EUR	800	977
			7,855
Real Estate Investment Trusts - 0.4%
BF Saul REIT 7.5% 3/1/14		4,460	4,482
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (f)		6,150	6,142
Senior Housing Properties Trust:
7.875% 4/15/15		1,544	1,586
8.625% 1/15/12		3,610	3,872
			16,082
Real Estate Management & Development - 0.3%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13		5,970	5,895
8.125% 6/1/12		4,495	4,596
WT Finance (Aust) Pty Ltd./Westfield Europe Finance PLC/WEA Finance 3.625% 6/27/12	EUR	1,200	1,468
			11,959
Thrifts & Mortgage Finance - 0.3%
Residential Capital Corp.:
6.375% 6/30/10		7,020	7,103
6.375% 5/17/13	GBP	500	944
6.875% 6/30/15		4,995	5,189
			13,236
TOTAL FINANCIALS			226,390
HEALTH CARE - 0.8%
Health Care Providers & Services - 0.6%
AmeriPath, Inc. 10.5% 4/1/13		4,205	4,457
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
CRC Health Group, Inc. 10.75% 2/1/16		$ 1,840	$ 1,914
LifeCare Holdings, Inc. 9.25% 8/15/13		2,515	1,786
Psychiatric Solutions, Inc. 10.625% 6/15/13		373	407
Rural/Metro Corp. 9.875% 3/15/15		1,860	1,920
Skilled Healthcare Group, Inc. 11% 1/15/14 (f)		2,490	2,664
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13		3,130	3,208
U.S. Oncology, Inc. 9% 8/15/12		1,660	1,716
Vanguard Health Holding Co. I 0% 10/1/15 (d)		1,345	968
Vanguard Health Holding Co. II LLC 9% 10/1/14		5,150	4,996
			24,036
Pharmaceuticals - 0.2%
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11		2,105	2,052
Leiner Health Products, Inc. 11% 6/1/12		2,435	2,356
VWR International, Inc.:
6.875% 4/15/12		170	169
8% 4/15/14		480	484
			5,061
TOTAL HEALTH CARE			29,097
INDUSTRIALS - 2.3%
Aerospace & Defense - 0.1%
Orbimage Holdings, Inc. 15.14% 7/1/12 (h)		2,250	2,498
Airlines - 0.5%
Continental Airlines, Inc. pass thru trust certificates:
6.748% 9/15/18		147	140
6.9% 7/2/18		949	920
8.312% 10/2/12		1,095	1,079
8.388% 5/1/22		70	67
9.798% 4/1/21		3,370	3,563
Delta Air Lines, Inc.:
7.9% 12/15/09 (b)		15,695	4,512
8.3% 12/15/29 (b)		2,535	735
10% 8/15/08 (b)		710	178
Delta Air Lines, Inc. pass thru trust certificates 7.57% 11/18/10		1,190	1,191
Northwest Airlines Corp. 10% 2/1/09 (b)		3,385	1,803
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
Northwest Airlines Trust 10.23% 6/21/14		$ 288	$ 285
Northwest Airlines, Inc.:
7.875% 3/15/08 (b)		1,250	678
8.875% 6/1/06 (b)		1,240	665
Northwest Airlines, Inc. pass thru trust certificates:
7.248% 7/2/14 (b)		452	95
8.07% 1/2/15		2,012	1,951
			17,862
Building Products - 0.0%
ACIH, Inc. 0% 12/15/12 (d)(f)		315	217
NTK Holdings, Inc. 0% 3/1/14 (d)		585	404
			621
Commercial Services & Supplies - 0.3%
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13		200	196
Allied Security Escrow Corp. 11.375% 7/15/11		2,950	2,935
Allied Waste North America, Inc. 7.125% 5/15/16		5,140	5,024
Browning-Ferris Industries, Inc.:
7.4% 9/15/35		1,530	1,369
9.25% 5/1/21		250	256
FTI Consulting, Inc. 7.75% 10/1/16 (f)		1,270	1,283
Mac-Gray Corp. 7.625% 8/15/15		850	856
R.H. Donnelley Finance Corp. I 10.875% 12/15/12 (f)		530	582
			12,501
Construction & Engineering - 0.0%
Blount, Inc. 8.875% 8/1/12		1,590	1,582
Electrical Equipment - 0.2%
General Cable Corp. 9.5% 11/15/10		3,930	4,176
Polypore, Inc. 0% 10/1/12 (d)		1,955	1,408
Sensus Metering Systems, Inc. 8.625% 12/15/13		865	841
			6,425
Machinery - 0.3%
Chart Industries, Inc. 9.125% 10/15/15 (f)		1,410	1,481
Cummins, Inc. 7.125% 3/1/28		2,195	2,244
Invensys PLC 9.875% 3/15/11 (f)		188	203
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Machinery - continued
RBS Global, Inc. / Rexnord Corp.:
9.5% 8/1/14 (f)		$ 2,660	$ 2,713
11.75% 8/1/16 (f)		3,230	3,343
			9,984
Marine - 0.3%
American Commercial Lines LLC/ACL Finance Corp. 9.5% 2/15/15		723	788
H-Lines Finance Holding Corp. 0% 4/1/13 (d)		1,774	1,561
OMI Corp. 7.625% 12/1/13		4,965	5,015
Ultrapetrol Bahamas Ltd. 9% 11/24/14		2,360	2,124
US Shipping Partners LP 13% 8/15/14 (f)		2,720	2,679
			12,167
Road & Rail - 0.4%
Hertz Corp. 8.875% 1/1/14 (f)		3,840	4,003
Kansas City Southern Railway Co.:
7.5% 6/15/09		3,400	3,400
9.5% 10/1/08		1,715	1,792
TFM SA de CV:
9.375% 5/1/12		5,360	5,682
yankee 10.25% 6/15/07		2,451	2,506
			17,383
Trading Companies & Distributors - 0.2%
Ahern Rentals, Inc. 9.25% 8/15/13		700	721
Neff Rent LLC/Neff Finance Corp. 11.25% 6/15/12 (f)		4,560	4,919
Penhall International Corp. 12% 8/1/14 (f)		2,720	2,849
			8,489
TOTAL INDUSTRIALS			89,512
INFORMATION TECHNOLOGY - 3.5%
Communications Equipment - 0.9%
Hughes Network Systems LLC / HNS Finance Corp. 9.5% 4/15/14 (f)		2,770	2,853
L-3 Communications Corp. 6.375% 10/15/15		4,910	4,800
Lucent Technologies, Inc.:
6.45% 3/15/29		11,490	10,226
6.5% 1/15/28		7,400	6,586
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Nortel Networks Corp.:
9.73% 7/15/11 (f)(h)		$ 3,400	$ 3,502
10.125% 7/15/13 (f)		3,370	3,564
10.75% 7/15/16 (f)		3,400	3,642
			35,173
Electronic Equipment & Instruments - 0.3%
Altra Industrial Motion, Inc. 9% 12/1/11		1,290	1,316
Celestica, Inc. 7.875% 7/1/11		10,510	10,405
			11,721
IT Services - 0.8%
Iron Mountain, Inc.:
6.625% 1/1/16		14,115	13,198
8.25% 7/1/11		620	622
8.625% 4/1/13		1,080	1,104
8.75% 7/15/18		3,390	3,526
SunGard Data Systems, Inc.:
9.125% 8/15/13		6,770	6,990
9.9725% 8/15/13 (h)		3,620	3,747
10.25% 8/15/15		2,410	2,482
			31,669
Office Electronics - 0.8%
Xerox Capital Trust I 8% 2/1/27		10,920	11,138
Xerox Corp.:
7.2% 4/1/16		4,495	4,720
7.625% 6/15/13		11,830	12,407
			28,265
Semiconductors & Semiconductor Equipment - 0.7%
Amkor Technology, Inc. 9.25% 6/1/16		4,780	4,469
Avago Technologies Finance Ltd.:
10.9% 6/1/13 (f)(h)		4,690	4,913
11.875% 12/1/15 (f)		2,315	2,552
Freescale Semiconductor, Inc. 7.125% 7/15/14		7,415	7,934
New ASAT Finance Ltd. 9.25% 2/1/11		2,855	2,141
Viasystems, Inc. 10.5% 1/15/11		5,785	5,727
			27,736
TOTAL INFORMATION TECHNOLOGY			134,564
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - 3.1%
Chemicals - 0.8%
BCP Crystal U.S. Holdings Corp. 9.625% 6/15/14		$ 7,185	$ 7,832
Crystal US Holding 3 LLC/Crystal US Sub 3 Corp.:
Series A, 0% 10/1/14 (d)		1,735	1,401
Series B, 0% 10/1/14 (d)		11,500	9,229
Huntsman LLC 11.625% 10/15/10		641	710
JohnsonDiversey Holdings, Inc. 0% 5/15/13 (d)		8,570	7,413
Lyondell Chemical Co. 11.125% 7/15/12		1,330	1,446
Phibro Animal Health Corp. 10% 8/1/13 (f)		2,500	2,563
			30,594
Construction Materials - 0.0%
Texas Industries, Inc. 7.25% 7/15/13		820	820
Containers & Packaging - 0.5%
AEP Industries, Inc. 7.875% 3/15/13		920	920
BWAY Corp. 10% 10/15/10		2,380	2,499
Constar International, Inc. 11% 12/1/12		2,635	2,319
Crown Cork & Seal, Inc.:
7.5% 12/15/96		4,010	3,168
8% 4/15/23		4,615	4,407
Owens-Brockway Glass Container, Inc.:
6.75% 12/1/14		2,995	2,815
7.75% 5/15/11		470	483
8.25% 5/15/13		1,755	1,799
Tekni-Plex, Inc. 10.875% 8/15/12 (f)		1,300	1,443
			19,853
Metals & Mining - 1.6%
AK Steel Corp. 7.75% 6/15/12		2,985	2,910
Compass Minerals International, Inc.:
0% 12/15/12 (d)		1,460	1,416
0% 6/1/13 (d)		3,710	3,460
Corporacion Nacional del Cobre (Codelco) 5.625% 9/21/35 (f)		1,485	1,411
CSN Islands VIII Corp. 9.75% 12/16/13 (f)		4,435	5,078
CSN Islands X Corp. 9.5% (Reg. S)		5,393	5,582
Edgen Acquisition Corp. 9.875% 2/1/11		1,890	1,871
Evraz Securities SA 10.875% 8/3/09		7,700	8,416
FMG Finance Pty Ltd.:
9.405% 9/1/11 (f)(h)		2,720	2,570
10% 9/1/13 (f)		3,400	3,213
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
FMG Finance Pty Ltd.: - continued
10.625% 9/1/16 (f)		$ 3,400	$ 3,256
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14		5,185	5,146
10.125% 2/1/10		1,380	1,468
Gerdau SA 8.875% (f)		3,190	3,302
International Steel Group, Inc. 6.5% 4/15/14		6,710	6,435
Ispat Inland ULC 9.75% 4/1/14		1,385	1,555
RathGibson, Inc. 11.25% 2/15/14 (f)		2,510	2,598
Steel Dynamics, Inc.:
9.5% 3/15/09		65	67
9.5% 3/15/09		3,030	3,136
			62,890
Paper & Forest Products - 0.2%
Millar Western Forest Products Ltd. 7.75% 11/15/13		2,405	2,008
NewPage Corp. 11.7388% 5/1/12 (h)		2,460	2,669
P.H. Glatfelter Co. 7.125% 5/1/16 (f)		510	507
			5,184
TOTAL MATERIALS			119,341
TELECOMMUNICATION SERVICES - 6.0%
Diversified Telecommunication Services - 4.2%
AT&T Corp. 7.75% 11/21/06 (h)	EUR	1,250	1,588
Citizens Communications Co. 9% 8/15/31		3,570	3,820
Embarq Corp.:
7.082% 6/1/16		1,029	1,050
7.995% 6/1/36		8,050	8,524
Empresa Brasileira de Telecomm SA 11% 12/15/08		3,635	4,000
Eschelon Operating Co. 8.375% 3/15/10		2,560	2,470
Intelsat Ltd.:
7.625% 4/15/12		2,514	2,200
9.25% 6/15/16 (f)		2,050	2,160
11.25% 6/15/16 (f)		11,015	11,690
Level 3 Financing, Inc.:
11.8% 3/15/11 (h)		2,900	3,045
12.25% 3/15/13		9,160	10,213
Mobifon Holdings BV 12.5% 7/31/10		9,600	10,668
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Nordic Telephone Co. Holdings ApS 8.875% 5/1/16 (f)		$ 4,920	$ 5,166
NTL Cable PLC 8.75% 4/15/14		6,045	6,234
PT Indosat International Finance Co. BV 7.125% 6/22/12 (f)		1,400	1,402
Qwest Capital Funding, Inc.:
7.625% 8/3/21		340	330
7.75% 2/15/31		340	328
Qwest Corp.:
7.5% 10/1/14 (f)		680	700
7.875% 9/1/11		3,970	4,169
8.64% 6/15/13 (h)		6,790	7,265
8.875% 3/15/12		17,575	19,179
Telecom Egypt SAE:
9.7% 2/4/10 (h)	EGP	5,038	846
10.95% 2/4/10	EGP	5,038	876
Telefonica de Argentina SA 9.125% 11/7/10		5,045	5,322
Telenet Group Holding NV 0% 6/15/14 (d)(f)		11,178	9,837
U.S. West Capital Funding, Inc.:
6.5% 11/15/18		260	235
6.875% 7/15/28		1,710	1,530
U.S. West Communications:
6.875% 9/15/33		13,560	12,475
7.125% 11/15/43		325	297
7.2% 11/10/26		4,530	4,304
7.25% 9/15/25		2,495	2,433
7.25% 10/15/35		1,780	1,678
7.5% 6/15/23		2,840	2,776
8.875% 6/1/31		3,020	3,152
Wind Acquisition Finance SA 10.75% 12/1/15 (f)		6,800	7,506
Windstream Corp. 8.625% 8/1/16 (f)		3,730	3,991
			163,459
Wireless Telecommunication Services - 1.8%
American Tower Corp. 7.125% 10/15/12		6,245	6,386
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13		9,865	10,506
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14		3,220	3,164
Digicel Ltd. 9.25% 9/1/12 (f)		2,370	2,465
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Inmarsat Finance PLC 7.625% 6/30/12		$ 568	$ 585
Intelsat Subsidiary Holding Co. Ltd. 10.4844% 1/15/12 (h)		6,840	6,926
Millicom International Cellular SA 10% 12/1/13		9,000	9,675
Mobile Telesystems Finance SA 8.375% 10/14/10 (f)		9,160	9,493
Nextel Communications, Inc.:
5.95% 3/15/14		1,730	1,687
7.375% 8/1/15		6,715	6,928
Rogers Communications, Inc. 8.515% 12/15/10 (h)		2,300	2,355
Telecom Personal SA 9.25% 12/22/10 (f)		5,365	5,513
UbiquiTel Operating Co. 9.875% 3/1/11		2,225	2,414
			68,097
TOTAL TELECOMMUNICATION SERVICES			231,556
UTILITIES - 1.6%
Electric Utilities - 0.6%
AES Gener SA 7.5% 3/25/14		4,920	5,086
Chivor SA E.S.P. 9.75% 12/30/14 (f)		3,845	4,230
Edison Mission Energy:
7.5% 6/15/13 (f)		6,630	6,696
7.75% 6/15/16 (f)		3,410	3,453
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10		1,700	1,700
			21,165
Gas Utilities - 0.8%
Dynegy Holdings, Inc. 8.375% 5/1/16		2,920	2,971
Southern Natural Gas Co.:
7.35% 2/15/31		9,120	9,462
8% 3/1/32		7,365	8,194
Transportadora de Gas del Sur SA:
(Reg. S) 6.5% 12/15/10 (e)		6,778	6,711
7.5% 12/15/13 (e)		2,765	2,813
			30,151
Independent Power Producers & Energy Traders - 0.2%
Enron Corp.:
6.4% 7/15/06 (b)		865	318
6.625% 11/15/05 (b)		3,510	1,290
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
Enron Corp.: - continued
6.725% 11/17/08 (b)(h)		$ 1,090	$ 401
6.75% 8/1/09 (b)		880	323
6.875% 10/15/07 (b)		2,120	779
6.95% 7/15/28 (b)		1,920	706
7.125% 5/15/07 (b)		375	138
7.375% 5/15/19 (b)		2,200	809
7.875% 6/15/03 (b)		375	138
8.375% 5/23/05 (b)		3,980	1,453
9.125% 4/1/03 (b)		80	29
9.875% 6/15/03 (b)		345	127
Tenaska Alabama Partners LP 7% 6/30/21 (f)		1,529	1,495
			8,006
Multi-Utilities - 0.0%
TECO Energy, Inc. 6.75% 5/1/15		1,380	1,390
Utilicorp United, Inc. 9.95% 2/1/11 (h)		50	55
			1,445
TOTAL UTILITIES			60,767
TOTAL NONCONVERTIBLE BONDS			1,368,839
TOTAL CORPORATE BONDS (Cost $1,334,848)			1,369,386
U.S. Government and Government Agency Obligations - 25.9%

U.S. Government Agency Obligations - 10.0%
Fannie Mae:
3.25% 1/15/08		24,085	23,551
4.25% 5/15/09		35,311	34,747
4.5% 10/15/08		903	895
4.625% 10/15/13		347	340
4.75% 12/15/10		102,735	102,129
4.875% 4/15/09		34,350	34,306
5% 9/15/08		730	730
5.125% 1/2/14		3,100	3,091
6.25% 2/1/11		80	84
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (c)	Value (000s)
U.S. Government Agency Obligations - continued
Fannie Mae: - continued
6.375% 6/15/09		$ 17,070	$ 17,689
Federal Home Loan Bank:
4.5% 10/14/08		575	570
5% 9/18/09		12,415	12,448
5.8% 9/2/08		550	557
Freddie Mac:
4% 8/17/07		758	750
4.125% 10/18/10		63,000	61,225
4.25% 7/15/09		18,625	18,288
4.875% 2/17/09		23,434	23,401
4.875% 11/15/13		9,220	9,172
5.25% 7/18/11		26,085	26,451
Israeli State (guaranteed by U.S. Government through Agency for International Development) 5.5% 9/18/23		7,750	8,067
Private Export Funding Corp.:
secured 5.685% 5/15/12		1,765	1,826
4.974% 8/15/13		2,110	2,117
Small Business Administration guaranteed development participation certificates Series 2003 P10B, 5.136% 8/10/13		2,154	2,151
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			384,585
U.S. Treasury Inflation Protected Obligations - 3.2%
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10		37,056	35,119
1.875% 7/15/13		25,426	24,760
2% 1/15/14		23,346	22,895
2.375% 4/15/11		41,006	41,047
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS			123,821
U.S. Treasury Obligations - 12.7%
U.S. Treasury Bonds 6.125% 8/15/29		84,100	99,139
U.S. Treasury Notes:
3.375% 9/15/09		48,146	46,517
3.75% 5/15/08		74,521	73,360
4.25% 8/15/14		69,650	67,960
4.25% 8/15/15		44,000	42,802
4.5% 2/15/09		66,000	65,765
4.5% 11/15/15		40,200	39,811
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (c)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
4.75% 5/15/14		$ 1,000	$ 1,008
4.875% 5/31/11		37,000	37,425
5.125% 5/15/16		13,000	13,485
TOTAL U.S. TREASURY OBLIGATIONS			487,272
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $997,516)			995,678
U.S. Government Agency - Mortgage Securities - 1.8%

Fannie Mae - 1.7%
4% 12/1/18		165	156
4.605% 7/1/34 (h)		4,683	4,664
4.767% 11/1/33 (h)		3,615	3,594
4.785% 6/1/35 (h)		1,760	1,742
4.889% 7/1/34 (h)		1,642	1,634
4.893% 11/1/35 (h)		2,518	2,509
4.961% 8/1/34 (h)		1,284	1,279
4.994% 11/1/35 (h)		7,951	7,904
5% 2/1/18 to 2/1/35		5,022	4,934
5.033% 5/1/35 (h)		3,220	3,206
5.108% 5/1/35 (h)		390	389
5.5% 5/1/08 to 11/1/35		29,447	29,475
5.91% 1/1/36 (h)		471	475
6.5% 3/1/35		1,773	1,814
TOTAL FANNIE MAE			63,775
Freddie Mac - 0.1%
4.704% 9/1/35 (h)		5,496	5,456
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $69,757)			69,231
Asset-Backed Securities - 0.3%
		Principal Amount (000s) (c)	Value (000s)
Affinity PLC Series 2002-A CLass C, 6.37% 5/15/09 (h)	GBP	$ 770	$ 1,449
Driver One GmbH Series 1 Class B, 3.402% 5/21/10 (h)	EUR	396	502
GELDI Series 2005-TS Class 1A, 3.202% 12/10/12 (h)	EUR	4,000	5,081
GLS Ltd. Series 2006-1 Class C, 3.63% 7/15/14 (h)	EUR	400	507
Greene King Finance PLC Series A1, 5.415% 6/15/31 (h)	GBP	1,000	1,872
Lambda Finance BV Series 2005-1X Class C1, 5.59% 11/15/29 (h)	GBP	500	941
Punch Taverns Finance PLC 5.0103% 4/15/09 (h)	GBP	284	531
Sedna Finance Corp.:
3.992% 12/23/14 (h)	EUR	500	634
4.071% 3/15/16 (h)	EUR	1,150	1,463
Unique Public Finance Co. PLC Series A4, 5.659% 6/30/27	GBP	70	138
TOTAL ASSET-BACKED SECURITIES (Cost $12,574)			13,118
Collateralized Mortgage Obligations - 0.8%

Private Sponsor - 0.2%
EPIC PLC Series BROD Class D, 3.5822% 1/22/16 (h)	EUR	375	475
Granite Mortgages PLC 3.474% 1/20/43 (h)	EUR	600	763
Holmes Financing No. 8 PLC floater Series 3 Class C, 3.94% 7/15/40 (h)	EUR	500	638
Interstar Millennium Trust Series 2004-4E Class A1, 3.415% 11/14/36 (h)	EUR	422	537
Lansdowne Mortgage Securities No. 1 PLC:
Series M1, 3.551% 6/15/45 (h)	EUR	800	1,012
Series M2 Class 3M, 3.741% 6/15/45 (h)	EUR	400	507
Permanent Financing No. 1 PLC 5.1% 6/10/09 (h)	EUR	344	440
RMAC PLC Series 2005-NS4X Class M2A, 5.5213% 12/12/43 (h)	GBP	1,600	2,995
TOTAL PRIVATE SPONSOR			7,367
U.S. Government Agency - 0.6%
Fannie Mae planned amortization class:
Series 2003-24 CLass PB, 4.5% 12/25/12		1,833	1,818
Series 2006-64 Class PA, 5.5% 2/25/30		6,784	6,803
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (c)	Value (000s)
U.S. Government Agency - continued
Fannie Mae guaranteed REMIC pass thru certificates planned amortization class:
Series 2006-4 Class PB, 6% 9/25/35		$ 6,125	$ 6,230
Series 2006-49 Class CA, 6% 2/25/31		4,738	4,794
Freddie Mac Multi-class participation certificates guaranteed planned amortization class Series 2770 Class UD, 4.5% 5/15/17		1,800	1,741
TOTAL U.S. GOVERNMENT AGENCY			21,386
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $28,491)			28,753
Commercial Mortgage Securities - 0.4%

Broadgate PLC 5.5525% 10/5/25 (h)	GBP	970	1,814
Canary Wharf Finance II PLC Series C1, 5.34% 4/22/30 (h)	GBP	1,500	2,781
German Residential Asset Note Distributor PLC 3.857% 7/20/16 (h)	EUR	850	1,084
Opera Finance (CMH) PLC Class B, 3.39% 1/15/15 (h)	EUR	1,100	1,394
Opera Finance PLC 5.0269% 7/31/13 (h)	GBP	1,500	2,813
Real Estate Capital Foundation Ltd. Series 3 Class A, 5.7069% 7/15/16 (h)	GBP	2,000	3,728
Trafford Centre Finance Ltd. 5.5634% 4/28/35 (h)	GBP	602	1,124
White Tower PLC Series 2006-1 Class D, 5.59% 10/23/13 (h)	GBP	1,000	1,872
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $16,401)			16,610
Foreign Government and Government Agency Obligations - 20.4%

Arab Republic 8.0203% 2/27/07	EGP	7,450	1,250
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		7,409	7,131
5.589% 8/3/12 (h)		15,383	14,205
7% 3/28/11		8,285	7,980
11.7096% 3/5/08 (h)	ARS	7,503	2,421
Austrian Republic 5% 12/20/24 (f)	CAD	2,000	1,898
Banco Central del Uruguay:
value recovery A rights 1/2/21 (a)(j)		1,250,000	0
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (c)	Value (000s)
Banco Central del Uruguay: - continued
value recovery B rights 1/2/21 (a)(j)		$ 1,250,000	$ 0
Belgian Kingdom 5% 9/28/12	EUR	5,000	6,796
Brazilian Federative Republic:
6% 9/15/13		2,567	2,559
7.375% 2/3/15	EUR	600	862
8% 1/15/18		8,394	9,212
8.25% 1/20/34		2,580	2,957
8.75% 2/4/25		4,874	5,800
10.5% 7/14/14		2,590	3,253
11% 8/17/40		21,910	28,527
12.25% 3/6/30		7,390	11,898
12.75% 1/15/20		4,250	6,460
Canadian Government:
4.5% 9/1/07	CAD	30,500	27,388
5.25% 6/1/12	CAD	28,800	27,493
5.5% 6/1/09	CAD	9,150	8,513
5.75% 6/1/29	CAD	6,600	7,319
Central Bank of Nigeria:
Brady 6.25% 11/15/20		4,000	3,990
promissory note 5.092% 1/5/10		2,121	2,044
warrants 11/15/20 (a)(j)		2,750	481
City of Kiev 8.75% 8/8/08		2,025	2,093
Danish Kingdom 3.125% 10/15/10	EUR	2,350	2,919
Dominican Republic:
Brady 6.2725% 8/30/09 (h)		1,819	1,815
6.1875% 8/30/24 (h)		11,318	11,092
9.5% 9/27/11		5,105	5,480
Ecuador Republic:
9.375% 12/15/15 (f)		1,840	1,787
10% 8/15/30 (Reg. S)		10,570	9,798
12% 11/15/12 (Reg. S)		3,148	3,140
euro par 5% 2/28/25		1,450	1,077
Finnish Government 3.875% 9/15/17	EUR	51,100	65,519
French Government:
3.25% 4/25/16	EUR	22,270	27,182
4% 4/25/55	EUR	500	648
German Federal Republic:
3.25% 6/13/08	EUR	25,150	31,701
4% 1/4/37	EUR	10,920	14,097
5% 7/4/12	EUR	8,200	11,116
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (c)	Value (000s)
Indonesian Republic:
6.75% 3/10/14		$ 2,645	$ 2,698
7.25% 4/20/15 (f)		875	919
7.25% 4/20/15		1,705	1,790
Islamic Republic of Pakistan 7.125% 3/31/16 (f)		1,250	1,231
Japan Government:
Real Return Bond:
1.03% 7/20/20 (h)	JPY	900,000	7,219
1.22% 11/20/20 (h)	JPY	1,325,000	10,891
Inflation-Indexed 0.5% 6/10/15	JPY	3,312,800	26,508
0.3464% 10/23/06	JPY	500,000	4,231
0.9% 12/22/08	JPY	1,230,000	10,463
1.4% 3/21/11	JPY	175,000	1,504
1.5% 3/20/14	JPY	570,000	4,849
1.8% 3/20/16	JPY	1,272,000	10,930
2.4% 12/20/34	JPY	1,100,000	9,272
Lebanon, Republic of:
8.5669% 11/30/09 (f)(h)		2,760	2,788
8.5669% 11/30/09 (h)		7,215	7,287
Pakistan International Sukuk Co. Ltd. 7.76% 1/27/10 (h)		4,075	4,167
Peruvian Republic:
3% 3/7/27 (e)		1,425	1,049
6.25% 3/7/27 (h)		1,380	1,352
7.35% 7/21/25		2,420	2,580
euro Brady past due interest 5% 3/7/17 (h)		8,713	8,583
Philippine Republic:
5.3203% 12/1/09 (h)		643	635
8.25% 1/15/14		5,080	5,537
8.375% 2/15/11		4,461	4,813
8.875% 3/17/15		4,635	5,284
9% 2/15/13		6,694	7,531
9.875% 1/15/19		6,750	8,319
10.625% 3/16/25		4,110	5,477
Republic of Iraq 5.8% 1/15/28 (f)		3,400	2,227
Russian Federation:
5% 3/31/30 (e)(f)		1,587	1,769
5% 3/31/30 (Reg. S) (e)		33,213	37,032
12.75% 6/24/28 (Reg. S)		5,215	9,361
State of Qatar 9.75% 6/15/30 (Reg. S)		5,625	8,318
Turkish Republic:
0% 4/9/08	TRY	11,600	5,647
11% 1/14/13		4,695	5,640
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (c)	Value (000s)
Turkish Republic: - continued
11.75% 6/15/10		$ 11,856	$ 13,889
11.875% 1/15/30		9,345	13,772
Ukraine Government:
6.875% 3/4/11 (Reg. S)		5,310	5,376
8.9025% 8/5/09 (h)		10,255	10,858
United Kingdom, Great Britain & Northern Ireland:
4.25% 3/7/11	GBP	6,000	11,022
4.25% 6/7/32	GBP	850	1,614
4.25% 3/7/36	GBP	9,150	17,578
4.75% 6/7/10	GBP	450	842
4.75% 9/7/15	GBP	2,635	5,002
5% 3/7/25	GBP	2,170	4,403
8% 6/7/21	GBP	3,200	8,249
United Kingdom, Great Britain & Northern Ireland 9%, 7/12/11	GBP	8,000	17,685
United Mexican States:
7.5% 4/8/33		7,380	8,513
8.3% 8/15/31		11,035	13,766
9% 12/20/12	MXN	28,395	2,689
11.5% 5/15/26		3,475	5,487
Uruguay Republic:
5% 9/14/18	UYU	35,851	1,556
7.5% 3/15/15		1,270	1,321
8% 11/18/22		1,210	1,277
Venezuelan Republic:
oil recovery rights 4/15/20 (a)(j)		1,250	46
5.375% 8/7/10		2,705	2,625
6% 12/9/20		1,965	1,769
6.5106% 4/20/11 (h)		5,605	5,549
7% 12/1/18 (Reg. S)		2,110	2,110
7.65% 4/21/25		3,000	3,135
9.25% 9/15/27		2,135	2,611
10.75% 9/19/13		5,030	6,157
13.625% 8/15/18		5,425	8,056
Vietnamese Socialist Republic Brady par 3.75% 3/12/28 (e)		1,644	1,369
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $735,646)			786,128
Common Stocks - 0.9%
		Shares	Value (000s)
CONSUMER DISCRETIONARY - 0.9%
Auto Components - 0.1%
Intermet Corp. (a)(k)		156,879	$ 1,799
Diversified Consumer Services - 0.2%
Coinmach Service Corp. unit		435,000	7,804
Hotels, Restaurants & Leisure - 0.1%
Centerplate, Inc. unit		244,160	3,990
Media - 0.5%
NTL, Inc.		799,811	20,339
TOTAL CONSUMER DISCRETIONARY			33,932
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
DigitalGlobe, Inc. (a)(f)		98	0
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.		17,295	422
TOTAL COMMON STOCKS (Cost $22,391)			34,354
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.0%
MATERIALS - 0.0%
Chemicals - 0.0%
Celanese Corp. 4.25%		9,300	254
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Spanish Broadcasting System, Inc. Class B, 10.75%		2,403	2,667
Specialty Retail - 0.0%
GNC Corp. Series A, 12.00%		1,740	1,914
TOTAL CONSUMER DISCRETIONARY			4,581
Preferred Stocks - continued
		Shares	Value (000s)
Nonconvertible Preferred Stocks - continued
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
PTV, Inc. Series A, 10.00%		122	$ 0
TOTAL NONCONVERTIBLE PREFERRED STOCKS			4,581
TOTAL PREFERRED STOCKS (Cost $4,418)			4,835
Floating Rate Loans - 3.3%
		Principal Amount (000s) (c)
CONSUMER DISCRETIONARY - 1.1%
Auto Components - 0.2%
Dana Corp. term loan 7.65% 4/13/08 (h)		$ 330	329
Goodyear Tire & Rubber Co.:
Tranche 2, term loan 7.9544% 4/30/10 (h)		2,470	2,492
Tranche 3, term loan 8.7044% 3/1/11 (h)		3,620	3,656
Lear Corp. term loan 7.8779% 4/25/12 (h)		2,270	2,225
			8,702
Automobiles - 0.1%
AM General LLC:
LOC 10.25% 9/30/12 (h)		119	119
term loan B 10.25% 9/30/13 (h)		3,561	3,579
			3,698
Diversified Consumer Services - 0.0%
Coinmach Corp. Tranche B1, term loan 7.9007% 12/19/12 (h)		199	201
Hotels, Restaurants & Leisure - 0.1%
Hilton Head Communications LP Tranche B, term loan 9.5% 3/31/08 (h)		3,000	2,895
Media - 0.3%
Charter Communications Operating LLC Tranche B, term loan 8.125% 4/28/13 (h)		5,725	5,754
CSC Holdings, Inc. Tranche B, term loan 7.1832% 3/29/13 (h)		6,005	5,975
Floating Rate Loans - continued
		Principal Amount (000s) (c)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
UPC Broadband Holding BV:
Tranche J2, term loan 7.64% 3/31/13 (h)		$ 760	$ 759
Tranche K2, term loan 7.64% 12/31/13 (h)		760	759
			13,247
Multiline Retail - 0.1%
Neiman Marcus Group, Inc. term loan 7.8906% 4/6/13 (h)		2,820	2,841
Specialty Retail - 0.1%
Toys 'R' US, Inc. term loan 8.33% 12/9/08 (h)		6,200	6,192
Textiles, Apparel & Luxury Goods - 0.2%
Hanesbrands, Inc.:
term loan 9.125% 3/5/14 (h)		1,480	1,515
term loan B1 7.625% 9/5/13 (h)		4,770	4,800
			6,315
TOTAL CONSUMER DISCRETIONARY			44,091
CONSUMER STAPLES - 0.0%
Beverages - 0.0%
Constellation Brands, Inc. Tranche B, term loan 6.9438% 6/5/13 (h)		1,050	1,054
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Coffeyville Resources LLC Tranche 2, term loan 12.125% 7/8/13 (h)		2,630	2,709
Helix Energy Solutions Group, Inc. term loan 7.4918% 7/1/13 (h)		170	170
Targa Resources, Inc./Targa Resources Finance Corp.:
Credit-Linked Deposit 7.4919% 10/31/12 (h)		570	574
term loan:
7.616% 10/31/07 (h)		1,745	1,745
7.6442% 10/31/12 (h)		2,351	2,369
			7,567
FINANCIALS - 0.5%
Diversified Financial Services - 0.4%
MGM Holdings II, Inc. Tranche B, term loan 8.6168% 4/8/12 (h)		3,244	3,203
Floating Rate Loans - continued
		Principal Amount (000s) (c)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Olympus Cable Holdings LLC Tranche B, term loan 10.25% 9/30/10 (h)		$ 5,325	$ 5,192
The NASDAQ Stock Market, Inc.:
Tranche B, term loan 6.9725% 4/18/12 (h)		4,153	4,153
Tranche C, term loan 7.0646% 4/18/12 (h)		2,407	2,407
			14,955
Real Estate Investment Trusts - 0.1%
Capital Automotive (REIT) Tranche B, term loan 7.08% 12/16/10 (h)		3,751	3,760
Newkirk Master LP Tranche B, term loan 7.08% 8/11/08 (h)		168	168
			3,928
TOTAL FINANCIALS			18,883
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.0%
Wesco Aircraft Hardware Corp.:
Tranche 1LN, term loan 7.58% 9/29/13 (h)		150	151
Tranche 2LN, term loan 11.125% 3/28/14 (h)		60	61
			212
Airlines - 0.2%
Delta Air Lines, Inc.:
Tranche B, term loan 10.0225% 3/16/08 (h)		290	297
Tranche C, term loan 12.7725% 3/16/08 (h)		4,275	4,393
UAL Corp.:
Tranche B, term loan 9.25% 2/1/12 (h)		3,143	3,186
Tranche DD, term loan 9.125% 2/1/12 (h)		449	455
US Airways Group, Inc. term loan 8.8669% 3/31/11 (h)		520	523
			8,854
Building Products - 0.0%
Mueller Group, Inc. term loan 7.4368% 10/3/12 (h)		174	174
Commercial Services & Supplies - 0.0%
Allied Waste Industries, Inc.:
term loan 7.21% 1/15/12 (h)		801	798
Tranche A, Credit-Linked Deposit 7.0581% 1/15/12 (h)		318	317
			1,115
Floating Rate Loans - continued
		Principal Amount (000s) (c)	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 0.0%
Walter Industries, Inc. term loan 7.1816% 10/3/12 (h)		$ 146	$ 146
Machinery - 0.0%
Chart Industries, Inc. Tranche B, term loan 7.5625% 10/17/12 (h)		87	87
Road & Rail - 0.1%
Hertz Corp.:
Credit-Linked Deposit 7.64% 12/21/12 (h)		144	145
Tranche B, term loan 7.6704% 12/21/12 (h)		1,151	1,158
Laidlaw International, Inc. Class B, term loan 7.1169% 7/31/13 (h)		618	622
			1,925
TOTAL INDUSTRIALS			12,513
INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.1%
Affiliated Computer Services, Inc. Tranche B2, term loan 7.395% 3/20/13 (h)		3,292	3,300
MATERIALS - 0.6%
Chemicals - 0.1%
Lyondell Chemical Co. term loan 7.11% 8/13/13 (h)		4,520	4,531
Solutia, Inc. Tranche B, term loan 8.96% 3/31/07 (h)		200	201
			4,732
Paper & Forest Products - 0.5%
Georgia-Pacific Corp.:
Tranche 2, term loan 8.39% 12/23/13 (h)		6,150	6,212
Tranche B1, term loan 7.3903% 12/23/12 (h)		11,374	11,395
			17,607
TOTAL MATERIALS			22,339
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.3%
Wind Telecomunicazioni Spa:
Tranche 2, term loan 11.62% 3/21/15 (h)		3,490	3,665
Tranche B, term loan 8.1684% 9/21/13 (h)		1,745	1,754
Floating Rate Loans - continued
		Principal Amount (000s) (c)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Wind Telecomunicazioni Spa: - continued
Tranche C, term loan 8.6684% 9/21/14 (h)		$ 1,745	$ 1,754
Windstream Corp. Class B, term loan 7.26% 7/17/13 (h)		4,070	4,085
			11,258
Wireless Telecommunication Services - 0.1%
Crown Castle Operating Co. Tranche B, term loan 7.65% 6/1/14 (h)		2,060	2,060
Leap Wireless International, Inc. Tranche B, term loan 8.1169% 6/16/13 (h)		579	584
			2,644
TOTAL TELECOMMUNICATION SERVICES			13,902
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
NRG Energy, Inc.:
Credit-Linked Deposit 7.3669% 2/1/13 (h)		733	737
term loan 7.3669% 2/1/13 (h)		3,201	3,217
			3,954
TOTAL FLOATING RATE LOANS (Cost $126,407)			127,603
Sovereign Loan Participations - 0.2%

Indonesian Republic loan participation:
- Barclays Bank 6.25% 3/28/13 (h)		280	271
- Citibank 6.25% 3/28/13 (h)		1,418	1,375
- Credit Suisse First Boston 6.25% 3/28/13 (h)		1,813	1,759
- Deutsche Bank:
1.311% 3/28/13 (h)	JPY	107,698	861
6.25% 3/28/13 (h)		1,288	1,250
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $5,133)			5,516
Commercial Paper - 0.3%

Lake Constance Funding Ltd. 3.19% 10/20/06 (Cost $9,575)	EUR	7,500	9,494
Fixed-Income Funds - 3.0%
	Shares	Value (000s)
Fidelity Floating Rate Central Investment Portfolio (i) (Cost $114,001)	1,137,165	$ 114,080
Cash Equivalents - 6.4%
	Maturity Amount (000s)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations) in a joint trading account at 5.4%, dated 9/29/06 due 10/2/06	$ 244,086	243,976
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations) in a joint trading account at 5.08%, dated 9/29/06 due 10/2/06	3,316	3,315
TOTAL CASH EQUIVALENTS (Cost $247,291)		247,291
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $3,724,449)		3,822,077
NET OTHER ASSETS - 0.6%		24,965
NET ASSETS - 100%		$ 3,847,042
Currency Abbreviations
ARS	-	Argentine peso
BRL	-	Brazilian real
CAD	-	Canadian dollar
EGP	-	Egyptian pound
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
MXN	-	Mexican peso
RUB	-	Russian ruble
TRY	-	New Turkish Lira
UYU	-	Uruguay peso
Legend
(a) Non-income producing
(b) Non-income producing - Issuer is in default.
(c) Principal amount is stated in United States dollars unless otherwise noted.
(d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $243,453,000 or 6.3% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each Fidelity Central Fund, as of the Investing Fund's report date, is available upon request or at fidelity.com. The reports are located just after the Investing Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, each Fidelity Central Fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(j) Quantity represents share amount.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,799,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Intermet Corp.	1/7/05 - 1/13/05	$ 2,971
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 5,993
Fidelity Floating Rate Central Investment Portfolio	4,646
Total	$ 10,639

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Investment Portfolio	$ 86,840	$ 27,193	$ -	$ 114,080	7.4%
Income Tax Information

At September 30, 2006, the aggregate cost of investment securities for income tax purposes was $3,718,162,000. Net unrealized appreciation aggregated $103,915,000, of which $131,531,000 related to appreciated investment securities and $27,616,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Intermediate
Municipal Income Fund

September 30, 2006

1.807735.101

LIM-QTLY-1106

Investments September 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.7%
	Principal Amount (000s)	Value (000s)
Alabama - 0.9%
Birmingham Baptist Med. Ctrs. Spl. Care Facilities Fing. Auth. Rev. (Baptist Health Sys., Inc. Proj.) Series A, 5% 11/15/09	$ 1,200	$ 1,231
Health Care Auth. for Baptist Health Series 2006 D, 5% 11/15/10	1,295	1,346
Huntsville Solid Waste Disp. Auth. & Resource Recovery Rev.:
5.25% 10/1/07 (MBIA Insured) (d)	1,700	1,725
5.25% 10/1/08 (MBIA Insured) (d)	3,055	3,150
5.75% 10/1/09 (MBIA Insured) (d)	3,865	4,067
Jefferson County Ltd. Oblig. School Warrants Series A:
5.25% 1/1/15	2,000	2,161
5.5% 1/1/22	1,100	1,192
Jefferson County Swr. Rev. Series A:
5% 2/1/33 (Pre-Refunded to 2/1/09 @ 101) (e)	2,920	3,039
5% 2/1/41 (Pre-Refunded to 2/1/11 @ 101) (e)	1,645	1,750
		19,661
Alaska - 0.2%
Alaska Student Ln. Corp. Student Ln. Rev. Series A, 5.8% 7/1/12 (AMBAC Insured) (d)	2,935	3,134
Arizona - 0.3%
Arizona School Facilities Board Ctfs. of Prtn. Series C, 5% 9/1/09 (FSA Insured)	1,100	1,144
Tucson Wtr. Rev. Series A, 5% 7/1/11 (FGIC Insured)	1,500	1,585
Univ. of Arizona Univ. Revs. Series 2005 A, 5% 6/1/16 (AMBAC Insured)	1,585	1,725
Yuma Muni. Property Corp. Rev. 5% 7/1/12 (AMBAC Insured)	1,100	1,155
		5,609
California - 14.0%
Cabrillo Cmnty. College District 5.25% 8/1/15 (MBIA Insured)	1,400	1,556
California Dept. of Wtr. Resources Central Valley Proj. Wtr. Sys. Rev. Series Y:
5.25% 12/1/16 (FGIC Insured)	5,000	5,466
5.25% 12/1/18 (FGIC Insured)	5,000	5,438
California Dept. of Wtr. Resources Pwr. Supply Rev. Series A:
5.25% 5/1/12 (MBIA Insured)	4,000	4,339
5.5% 5/1/15 (AMBAC Insured)	2,600	2,860
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Econ. Recovery:
Series 2004 A:
5.25% 7/1/12	$ 1,210	$ 1,313
5.25% 7/1/13	7,000	7,660
Series A:
5% 7/1/15	15,200	16,466
5% 7/1/15 (MBIA Insured)	6,100	6,629
5.25% 1/1/11	700	746
5.25% 7/1/13 (MBIA Insured)	10,300	11,309
5.25% 7/1/14	15,400	16,993
5.25% 7/1/14 (FGIC Insured)	9,700	10,738
California Gen. Oblig.:
4.5% 2/1/09	2,800	2,861
5% 2/1/11	2,650	2,796
5% 3/1/15	3,000	3,255
5.25% 2/1/11	4,000	4,260
5.25% 3/1/12	2,210	2,381
5.25% 2/1/15	5,000	5,460
5.25% 2/1/16	8,500	9,277
5.25% 4/1/27	1,000	1,072
5.25% 2/1/28	3,400	3,618
5.25% 11/1/29	1,200	1,277
5.25% 2/1/33	6,100	6,418
5.25% 12/1/33	6,755	7,192
5.25% 4/1/34	6,600	7,020
5.5% 3/1/11	8,500	9,149
5.5% 4/1/13 (AMBAC Insured)	1,000	1,109
5.5% 4/1/30	10,515	11,520
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100) (e)	1,285	1,443
5.5% 11/1/33	21,355	23,243
5.625% 5/1/20	225	241
5.625% 5/1/20 (Pre-Refunded to 5/1/10 @ 101) (e)	775	836
5.75% 10/1/10	2,200	2,378
California Health Facilities Fing. Auth. Rev. (Catholic Healthcare West Proj.) Series I, 4.95%, tender 7/1/14 (c)	3,000	3,149
California Hsg. Fin. Agcy. Home Mtg. Rev. Series 1983 A, 0% 2/1/15 (MBIA Insured)	19,346	9,981
California Pub. Works Board Lease Rev.:
(Coalinga State Hosp. Proj.) Series 2004 A, 5.5% 6/1/16	5,600	6,200
Series 2005 A, 5.25% 6/1/30	4,300	4,573
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
Series 2005 K, 5% 11/1/16	$ 7,195	$ 7,783
California Statewide Cmntys. Dev. Auth. Rev.:
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (c)	1,300	1,297
(Kaiser Permanente Health Sys. Proj.):
Series 2001 A, 2.55%, tender 1/4/07 (c)	1,600	1,596
Series 2004 G, 2.3%, tender 5/1/07 (c)	4,000	3,970
Commerce Refuse To Energy Auth. Rev. 5.5% 7/1/12 (MBIA Insured)	2,290	2,508
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A, 5% 1/1/35 (MBIA Insured)	1,900	1,945
0% 1/15/27 (a)	1,000	905
5% 1/15/16 (MBIA Insured)	1,000	1,055
5.75% 1/15/40	1,600	1,664
Golden State Tobacco Securitization Corp.:
Series 2003 A1, 6.75% 6/1/39	2,000	2,257
Series 2003 B:
5.75% 6/1/22 (Pre-Refunded to 6/1/08 @ 100) (e)	3,600	3,730
5.75% 6/1/23 (Pre-Refunded to 6/1/08 @ 100) (e)	1,300	1,347
Series B, 5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (e)	3,000	3,331
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Services Proj.) 5% 9/1/18 (AMBAC Insured)	1,425	1,538
Los Angeles Dept. Arpt. Rev. Series A, 5.25% 5/15/19 (FGIC Insured)	2,500	2,683
Los Angeles Reg'l. Arpt. Impt. Rev.:
(LAX Fuel Corp. Proj.):
5% 1/1/10 (FSA Insured) (d)	1,660	1,712
5% 1/1/11 (FSA Insured) (d)	1,740	1,811
5% 1/1/12 (FSA Insured) (d)	1,835	1,921
5% 1/1/08 (FSA Insured) (d)	1,510	1,535
Los Angeles Unified School District:
Series A, 5.375% 7/1/17 (MBIA Insured)	3,190	3,512
Series F, 5% 7/1/15 (FSA Insured)	4,000	4,320
Modesto Irrigation District Elec. Rev. Series A, 9.625% 1/1/11 (Escrowed to Maturity) (e)	2,680	3,034
North City West School Facilities Fing. Auth. Spl. Tax:
Series C, 5% 9/1/09 (AMBAC Insured)	1,180	1,231
Subseries C, 5% 9/1/12 (AMBAC Insured)	2,140	2,304
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Orange County Local Trans. Auth. Sales Tax Rev. 6.2% 2/14/11 (AMBAC Insured)	$ 2,000	$ 2,186
San Diego County Ctfs. of Prtn.:
5% 10/1/08	1,470	1,507
5.25% 10/1/10	1,620	1,712
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Second Series 28A 5% 5/1/13 (MBIA Insured) (d)	1,340	1,420
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (MBIA Insured)	3,620	2,974
		291,010
Colorado - 1.3%
Adams County Bldg. Auth. Rev. Series B, 0% 8/15/12 (Escrowed to Maturity) (e)	5,000	4,000
Adams County School District #172 5.5% 2/1/16 (FGIC Insured)	2,575	2,809
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series B, 5% 11/1/17 (MBIA Insured)	1,000	1,079
Colorado Health Facilities Auth. Rev.:
(Longmont Hosp. Proj.) Series B, 5.25% 12/1/16 (Radian Asset Assurance Ltd. Insured)	1,990	2,180
Series 2001, 6.625% 11/15/26 (Pre-Refunded to 11/15/11 @ 101) (e)	2,550	2,927
Dawson Ridge Metropolitan District #1 Series 1992 A, 0% 10/1/17 (Escrowed to Maturity) (e)	3,475	2,182
Denver City & County Arpt. Rev. Series D, 0% 11/15/06 (d)	4,500	4,479
Douglas and Elbert Counties School District #RE1:
5.75% 12/15/20 (FGIC Insured)	1,000	1,134
5.75% 12/15/22 (FGIC Insured)	1,000	1,130
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 A, 5.75% 9/1/29 (MBIA Insured)	3,200	3,490
Series B, 0% 9/1/15 (MBIA Insured)	1,400	971
		26,381
District Of Columbia - 0.9%
District of Columbia Ctfs. of Prtn. (District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) Series 2003, 5.5% 1/1/16 (AMBAC Insured)	1,930	2,121
District of Columbia Gen. Oblig.:
Series 2001 B, 5.5% 6/1/13 (FSA Insured)	2,260	2,388
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
District of Columbia Gen. Oblig.: - continued
Series A:
5.25% 6/1/10 (FSA Insured)	$ 1,000	$ 1,055
5.25% 6/1/10 (MBIA Insured)	1,980	2,051
Series B, 0% 6/1/12 (MBIA Insured)	3,400	2,702
District of Columbia Rev. (George Washington Univ. Proj.) Series A, 5.75% 9/15/20 (MBIA Insured)	1,300	1,386
Metropolitan Washington Arpt. Auth. Gen. Arpt. Rev. Series 1998 B:
5.25% 10/1/09 (MBIA Insured) (d)	3,475	3,615
5.25% 10/1/10 (MBIA Insured) (d)	2,780	2,889
		18,207
Florida - 4.1%
Alachua County Health Facilities Auth. Health Facilities Rev. (Avmed/Santa Fe Health Care Sys. Proj.) 6% 11/15/09 (Escrowed to Maturity) (e)	720	746
Broward County School Board Ctfs. of Prtn. 5.25% 7/1/20 (MBIA Insured)	1,000	1,074
Clay County School Board Ctfs. of Prtn. Series B, 5% 7/1/16 (MBIA Insured)	1,385	1,492
Flagler County School Board Ctfs. Series A, 5% 8/1/16 (FSA Insured)	2,105	2,267
Florida Correctional Privatization Communications Ctfs. of Prtn. Series A, 5% 8/1/15 (AMBAC Insured)	2,690	2,892
Florida Dept. of Trans. Rev. Series 2005 A, 5% 7/1/16	3,465	3,732
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Obligated Group Proj.):
Series A, 4% 11/15/06	1,000	1,000
Series B, 5% 11/15/17	1,200	1,266
3.95%, tender 9/1/12 (c)	7,550	7,522
5%, tender 11/16/09 (c)	5,000	5,164
5.25% 11/15/11	3,735	3,858
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.) 4%, tender 8/1/07 (c)	18,000	17,979
Lee County Solid Waste Sys. Rev. 5.25% 10/1/09 (MBIA Insured) (d)	1,000	1,040
Miami Gen. Oblig. (Homeland Defense/Neighborhood Cap. Impt. Proj.) Series 2002, 5.5% 1/1/16 (MBIA Insured)	1,495	1,619
Miami-Dade County School Board Ctfs. of Prtn. 5%, tender 5/1/11 (MBIA Insured) (c)	1,400	1,474
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Orange County School Board Ctfs. of Prtn. Series A:
0% 8/1/13 (MBIA Insured)	$ 2,365	$ 1,804
5.375% 8/1/22 (Pre-Refunded to 8/1/07 @ 101) (e)	4,530	4,642
Palm Beach County School Board Ctfs. of Prtn. Series D, 5.25% 8/1/14 (FSA Insured)	3,535	3,802
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. 6% 4/1/10 (AMBAC Insured) (d)	2,000	2,122
Reedy Creek Impt. District Utils. Rev. Series 2, 5.25% 10/1/12 (MBIA Insured)	15,125	16,459
Saint Lucie County School Board Ctfs. of Prtn. 5% 7/1/17 (FSA Insured)	1,410	1,510
Seminole County School Board Ctfs. of Prtn. Series A, 5% 7/1/12 (MBIA Insured)	1,020	1,091
Volusia County School Board Ctfs. of Prtn. (School Board of Volusia County Master Lease Prog.) 5% 8/1/08 (FSA Insured)	1,700	1,740
		86,295
Georgia - 1.3%
Atlanta Arpt. Rev.:
Series 2000 B, 5.625% 1/1/09 (FGIC Insured) (d)	1,620	1,685
Series A, 5.375% 1/1/12 (FSA Insured) (d)	4,000	4,287
Series F, 5.25% 1/1/13 (FSA Insured) (d)	1,200	1,288
Augusta Wtr. & Swr. Rev. 5.25% 10/1/39 (FSA Insured)	3,570	3,857
Coweta County Dev. Auth. Rev. (Newman Wtr. Swr. & Lt. Common Proj.) 5.75% 1/1/16 (Pre-Refunded to 1/1/10 @ 101) (e)	1,440	1,549
Fulton DeKalb Hosp. Auth. Hosp. Rev.:
5% 1/1/07 (FSA Insured)	1,000	1,003
5% 1/1/10 (FSA Insured)	3,370	3,517
Georgia Gen. Oblig. Series 1993 A, 7.45% 1/1/09	2,880	3,122
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 1992 B, 8.25% 1/1/11 (MBIA Insured)	4,025	4,737
Series 2005 V:
6.6% 1/1/18 (e)	35	42
6.6% 1/1/18 (MBIA Insured)	1,550	1,842
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (e)	1,645	845
		27,774
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Hawaii - 0.2%
Hawaii Arpt. Sys. Rev. Series 2000 B, 8% 7/1/10 (FGIC Insured) (d)	$ 3,700	$ 4,230
Illinois - 9.5%
Chicago Board of Ed.:
(Westinghouse High School Proj.) Series C:
5.25% 12/1/15 (MBIA Insured)	2,150	2,380
5.5% 12/1/23 (MBIA Insured)	1,000	1,115
Series 1997 A, 0% 12/1/15 (AMBAC Insured)	1,150	792
Series A, 0% 12/1/16 (FGIC Insured)	1,000	659
Chicago Gen. Oblig.:
(City Colleges Proj.) 0% 1/1/16 (FGIC Insured)	4,100	2,800
Series 2004 A, 5.25% 1/1/29 (FSA Insured)	1,100	1,174
Series A:
5.25% 1/1/22 (MBIA Insured)	1,000	1,071
5.25% 1/1/33 (MBIA Insured)	2,930	3,075
5.25% 1/1/33 (Pre-Refunded to 1/1/11 @ 101) (e)	70	75
Series A2, 6% 1/1/11 (AMBAC Insured)	1,305	1,425
5.25% 1/1/11 (FSA Insured)	2,070	2,201
Chicago Midway Arpt. Rev.:
Series 2001 B, 5% 1/1/08 (FSA Insured)	1,250	1,271
Series B:
6% 1/1/09 (MBIA Insured) (d)	2,000	2,030
6.125% 1/1/12 (MBIA Insured) (d)	2,740	2,781
Chicago O'Hare Int'l. Arpt. Rev.:
Series 1999, 5.5% 1/1/11 (AMBAC Insured) (d)	10,000	10,589
Series A:
5% 1/1/12 (MBIA Insured)	1,100	1,168
5.5% 1/1/10 (AMBAC Insured) (d)	1,350	1,419
6.25% 1/1/08 (AMBAC Insured) (d)	8,815	9,042
5.5% 1/1/09 (AMBAC Insured) (d)	4,400	4,561
Chicago Park District Series A:
5.25% 1/1/21 (FGIC Insured)	1,765	1,900
5.5% 1/1/18 (FGIC Insured)	370	394
Chicago Sales Tax Rev. 5.5% 1/1/12 (FGIC Insured)	2,200	2,391
Chicago Spl. Trans. Rev.:
Series 2001, 5.5% 1/1/17 (Escrowed to Maturity) (e)	1,000	1,071
5.5% 1/1/12 (Escrowed to Maturity) (e)	1,470	1,589
Cook County Cmnty. Consolidated School District #21, Wheeling:
0% 12/1/13 (Escrowed to Maturity) (e)	2,500	1,900
0% 12/1/18 (Escrowed to Maturity) (e)	3,900	2,370
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Cook County Cmnty. Unit School District #401 Elmwood Park 0% 12/1/10 (FSA Insured)	$ 3,275	$ 2,796
Cook County High School District #201 J. Sterling Morton Tpk. 0% 12/1/11 (FGIC Insured)	4,275	3,506
DuPage County Forest Preserve District Rev.:
0% 11/1/09	4,000	3,565
0% 11/1/17	2,700	1,695
Granite City Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 3.85%, tender 5/1/08 (c)(d)	2,200	2,179
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. 5.5% 5/1/13 (FGIC Insured)	1,000	1,104
Hodgkins Tax Increment Rev. 5% 1/1/12	1,095	1,139
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	1,800	1,071
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.625% 10/1/15	1,505	1,676
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2000, 5.85% 2/1/07 (d)	2,500	2,511
Illinois Edl. Facilities Auth. Revs.:
(Northwestern Univ. Proj.) 5% 12/1/38	2,600	2,700
(Univ. of Chicago Proj.):
Series 2004 B1, 3.45%, tender 7/1/08 (c)	5,600	5,582
Series A, 5.25% 7/1/41 (Pre-Refunded to 7/1/11 @ 101) (e)	2,490	2,687
Series B:
3.1%, tender 7/1/07 (c)(e)	5	5
3.1%, tender 7/1/07 (c)	3,595	3,582
Illinois Fin. Auth. Gas Supply Rev. (Peoples Gas Lt. and Coke Co. Proj.) Series A, 4.3%, tender 6/1/16 (AMBAC Insured) (c)	1,400	1,434
Illinois Fin. Auth. Rev. (DePaul Univ. Proj.):
5% 10/1/09	1,000	1,035
5% 10/1/10	1,235	1,290
5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	2,815	2,995
Illinois Gen. Oblig.:
First Series:
5.25% 12/1/17 (FSA Insured)	1,000	1,083
5.375% 7/1/15 (MBIA Insured)	1,300	1,414
5.5% 8/1/10	1,400	1,494
5.5% 4/1/16 (FSA Insured)	1,000	1,094
5.5% 2/1/18 (FGIC Insured)	1,000	1,086
5.5% 8/1/19 (MBIA Insured)	1,250	1,362
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Gen. Oblig.: - continued
5.5% 4/1/17 (MBIA Insured)	$ 2,600	$ 2,749
5.6% 4/1/21 (MBIA Insured)	2,800	2,963
Illinois Health Facilities Auth. Rev.:
(Condell Med. Ctr. Proj.):
5% 5/15/09	1,040	1,060
7% 5/15/22	5,000	5,472
(Decatur Memorial Hosp. Proj.) Series 2001, 5.6% 10/1/16	2,600	2,767
(Riverside Health Sys. Proj.) 6.8% 11/15/20 (Pre-Refunded to 11/15/10 @ 101) (e)	2,755	3,114
Illinois Sales Tax Rev.:
Series W, 5% 6/15/13	3,430	3,467
6% 6/15/20	1,600	1,724
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 2006 A2, 5% 1/1/31 (FSA Insured)	7,600	8,013
Kane & DeKalb Counties Cmnty. Unit School District #302 5.8% 2/1/22 (FGIC Insured)	1,500	1,681
Kane County School District #129, Aurora West Side Series A, 5.75% 2/1/15 (Pre-Refunded to 2/1/12 @ 100) (e)	2,580	2,848
Kane, McHenry, Cook & DeKalb Counties Cmnty. Unit School District #300, Carpentersville 0% 12/1/18 (AMBAC Insured)	4,555	2,715
Lake County Cmnty. High School District #117, Antioch Series B, 0% 12/1/20 (FGIC Insured)	5,300	2,874
Lake County Cmnty. Unit School District #60 Waukegan:
Series C:
0% 12/1/13 (FSA Insured)	5,590	4,204
0% 12/1/14 (FSA Insured)	5,180	3,732
0% 12/1/15 (FSA Insured)	3,810	2,625
Series D:
0% 12/1/09 (FSA Insured)	3,480	3,092
0% 12/1/10 (FSA Insured)	3,380	2,886
Lake County Warren Township High School District #121, Gurnee Series C, 5.75% 3/1/20 (AMBAC Insured)	2,370	2,694
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.:
(McCormick Place Expansion Proj.):
Series 2002 A, 5.75% 6/15/41 (MBIA Insured)	7,100	7,784
Series A:
0% 6/15/11 (Escrowed to Maturity) (e)	7,780	6,531
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.: - continued
(McCormick Place Expansion Proj.):
Series A:
0% 6/15/16 (FGIC Insured)	$ 2,050	$ 1,378
0% 6/15/17 (FGIC Insured)	3,240	2,075
0% 6/15/20 (FGIC Insured)	1,400	774
Series 2002 A, 0% 6/15/14 (FGIC Insured)	4,135	3,039
Univ. of Illinois Auxiliary Facilities Sys. Rev. (UIC South Campus Dev. Proj.) 5.75% 1/15/19 (Pre-Refunded to 1/15/10 @ 100) (e)	1,000	1,068
Univ. of Illinois Ctfs. of Prtn. (Util. Infrastructure Proj.) 5% 8/15/11 (AMBAC Insured)	1,300	1,376
Will County Cmnty. Unit School District #365, Valley View 0% 11/1/17 (FSA Insured)	1,300	818
Will County Forest Preservation District Series B, 0% 12/1/14 (FGIC Insured)	1,000	720
		197,571
Indiana - 4.9%
Anderson School Bldg. Corp.:
5% 7/15/17 (AMBAC Insured)	1,150	1,243
5.5% 7/15/22 (Pre-Refunded to 7/15/14 @ 100) (e)	2,210	2,483
5.5% 7/15/23 (Pre-Refunded to 7/15/14 @ 100) (e)	1,000	1,124
Avon 2000 Cmnty. School Bldg. Corp. 5% 1/15/18 (FSA Insured)	1,475	1,589
Brownsburg 1999 School Bldg. Corp. Series B, 5% 1/15/15 (FSA Insured)	1,805	1,959
Carmel High School Bldg. Corp.:
5% 7/10/13 (FSA Insured)	1,145	1,233
5% 1/10/14 (FSA Insured)	1,180	1,273
5% 7/10/14 (FSA Insured)	1,215	1,316
5% 7/10/16 (FSA Insured)	1,180	1,267
Clark-Pleasant 2004 School Bldg. Corp. 5.25% 7/15/21 (FSA Insured)	1,405	1,520
Columbus Repair and Renovation School Bldg. Corp.:
5% 7/15/16 (MBIA Insured)	1,640	1,781
5% 7/15/17 (MBIA Insured)	1,720	1,859
Crown Point Multi-School Bldg. Corp. (Crown Point Cmnty. School Corp. Proj.) 0% 1/15/18 (MBIA Insured)	6,850	4,230
East Allen Woodlan School Bldg. Corp.:
5% 1/15/11 (MBIA Insured)	1,030	1,086
5% 1/15/12 (MBIA Insured)	1,295	1,378
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Franklin Township Independent School Bldg. Corp., Marion County 5% 7/15/15 (MBIA Insured)	$ 1,700	$ 1,852
GCS School Bldg. Corp. One:
5% 7/15/16 (FSA Insured)	1,170	1,261
5.5% 7/15/12 (FSA Insured)	1,280	1,402
Goshen Multi-School Bldg. Corp. 5% 1/15/13 (MBIA Insured)	1,755	1,882
Hamilton Heights School Bldg. Corp.:
5.25% 7/15/15 (FSA Insured)	1,010	1,115
5.25% 7/15/16 (FSA Insured)	2,095	2,325
Hobart Bldg. Corp. 6.5% 1/15/29 (FGIC Insured)	7,680	9,535
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.7%, tender 10/1/15 (c)(d)	1,250	1,272
Indiana Trans. Fin. Auth. Hwy.:
Series 1993 A:
0% 12/1/17 (AMBAC Insured)	1,470	921
0% 6/1/18 (AMBAC Insured)	1,740	1,063
Series A, 0% 6/1/17 (AMBAC Insured)	3,000	1,924
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.):
Series 2006 F, 5.25% 1/1/13 (AMBAC Insured) (d)	1,110	1,192
Series I:
5% 1/1/09 (MBIA Insured) (d)	1,600	1,641
5.25% 1/1/10 (MBIA Insured) (d)	3,545	3,700
Indianapolis Resource Recovery Rev. (Ogden Martin Sys., Inc. Proj.) 6.75% 12/1/07 (AMBAC Insured)	3,000	3,087
Indianapolis Thermal Energy Sys. Series 2001 A, 5.5% 10/1/16 (MBIA Insured)	5,000	5,437
Ivy Tech State College Series I, 5% 7/1/10 (AMBAC Insured)	1,640	1,721
Lawrenceburg School Bldg. Corp. 5.5% 7/15/17 (FGIC Insured)	1,090	1,193
Michigan City School Bldg. Corp. 5% 1/1/12 (MBIA Insured)	2,210	2,340
Mooresville School Bldg. Corp. 5% 7/15/16 (XL Cap. Assurance, Inc. Insured)	1,050	1,124
Perry Township Multi-School Bldg. Corp. 5.25% 1/10/14 (FSA Insured)	2,075	2,257
Petersburg Poll. Cont. Rev. 5.75% 8/1/21	9,000	9,625
Portage Township Multi-School Bldg. Corp.:
5.25% 7/15/19 (MBIA Insured)	1,530	1,669
5.25% 7/15/27 (MBIA Insured)	1,310	1,411
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Rockport Poll. Cont. Rev.:
(AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (c)	$ 2,000	$ 2,041
4.9%, tender 6/1/07 (c)	5,005	5,027
South Harrison School Bldg. Corp. Series A, 5.5% 7/15/20 (FSA Insured)	2,550	2,846
Southmont School Bldg. Corp.:
5% 1/15/14 (FGIC Insured)	1,690	1,812
5% 7/15/17 (FGIC Insured)	2,000	2,121
Wawasee Cmnty. School Corp. New Elementary and Remodeling Bldg. Corp. 5% 7/15/15 (FSA Insured)	1,455	1,585
Westfield Washington Multi-School Bldg. Corp. Series A, 5% 1/15/12 (FSA Insured)	1,005	1,070
		102,792
Iowa - 0.2%
Tobacco Settlement Auth. Tobacco Settlement Rev. 5.3% 6/1/25 (Pre-Refunded to 6/1/11 @ 101) (e)	3,000	3,194
Kansas - 0.5%
Burlington Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.) Series A, 4.75%, tender 10/1/07 (c)	2,800	2,828
Kansas Dev. Fin. Auth. Rev.:
(Sisters of Charity of Leavenworth Health Svcs. Corp. Proj.):
5.25% 12/1/10 (MBIA Insured)	2,230	2,307
5.25% 12/1/11 (MBIA Insured)	1,805	1,867
Series II, 5.5% 11/1/19	1,000	1,097
5.5% 11/1/20	1,000	1,098
Topeka Combined Util. Impt. Rev. Series 2005 A, 6% 8/1/23 (XL Cap. Assurance, Inc. Insured)	1,430	1,668
		10,865
Kentucky - 0.2%
Kenton County Arpt. Board Arpt. Rev. Series B, 5% 3/1/10 (MBIA Insured) (d)	1,645	1,707
Louisville & Jefferson County Reg'l. Arpt. Auth. Arpt. Sys. Rev. Series C, 5.5% 7/1/12 (FSA Insured) (d)	2,250	2,433
		4,140
Louisiana - 0.8%
Caddo Parish School District Series A:
5.25% 3/1/15 (FSA Insured)	1,070	1,180
5.25% 3/1/16 (FSA Insured)	1,290	1,430
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series B, 5% 2/1/12 (AMBAC Insured)	$ 1,000	$ 1,063
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax Series A, 5.25% 7/15/11 (AMBAC Insured)	2,700	2,876
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 D, 4%, tender 9/1/08 (c)	3,300	3,316
Louisiana State Citizens Property Ins. Corp. Assessment Rev. Series B, 5.25% 6/1/14 (AMBAC Insured)	5,000	5,471
New Orleans Gen. Oblig. 0% 9/1/13 (AMBAC Insured)	1,400	1,050
		16,386
Maine - 0.1%
Maine Tpk. Auth. Tpk. Rev. Series 2000, 5.75% 7/1/28 (Pre-Refunded to 7/1/10 @ 101) (e)	2,710	2,942
Maryland - 0.2%
Univ. of Maryland Sys. Auxiliary Facility & Tuition Rev. Series A, 5.125% 4/1/23	3,000	3,179
Massachusetts - 2.7%
Massachusetts Bay Trans. Auth. Series A, 5.75% 7/1/18	260	279
Massachusetts Dev. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.):
6.375% 8/1/14	1,315	1,435
6.375% 8/1/15	2,460	2,684
6.375% 8/1/16	2,570	2,804
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 5.5%, tender 5/1/14 (c)(d)	3,000	3,203
Massachusetts Fed. Hwy. Series 2000 A:
5.75% 6/15/11	4,000	4,321
5.75% 6/15/13	3,000	3,228
Massachusetts Gen. Oblig.:
Series 2001 A, 5.5% 1/1/11	4,000	4,291
Series 2005 C, 5.25% 9/1/23	6,300	6,880
Series C, 5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (e)	2,000	2,168
Series D:
5% 10/1/23 (Pre-Refunded to 10/1/13 @ 100) (e)	1,800	1,941
5.25% 10/1/20 (Pre-Refunded to 10/1/13 @ 100) (e)	5,900	6,451
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series A:
5.5% 1/1/12 (AMBAC Insured) (d)	1,000	1,058
5.5% 1/1/14 (AMBAC Insured) (d)	1,000	1,058
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series A: - continued
5.5% 1/1/17 (AMBAC Insured) (d)	$ 4,040	$ 4,253
Massachusetts Tpk. Auth. Western Tpk. Rev. Series A, 5.55% 1/1/17 (MBIA Insured)	4,550	4,806
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series A, 5.25% 8/1/13	25	26
Springfield Gen. Oblig. 5% 8/1/17 (MBIA Insured)	5,640	6,095
		56,981
Michigan - 3.1%
Clarkston Cmnty. Schools 5.375% 5/1/22 (Pre-Refunded to 5/1/13 @ 100) (e)	1,000	1,102
Detroit City School District Series A, 5.5% 5/1/11 (FSA Insured)	3,355	3,623
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.):
5% 9/30/11 (MBIA Insured)	2,000	2,128
5% 9/30/12 (MBIA Insured)	1,500	1,611
Detroit Gen. Oblig.:
Series A, 5% 4/1/08 (FSA Insured)	6,600	6,731
Series B1, 5% 4/1/13 (AMBAC Insured)	2,305	2,463
Detroit Swr. Disp. Rev. Series 2001 D1, 5.5%, tender 7/1/08 (MBIA Insured) (c)	10,000	10,297
Detroit Wtr. Supply Sys. Rev. 5.25% 7/1/14 (MBIA Insured)	2,600	2,860
Ferndale Gen. Oblig. 5% 4/1/16 (FGIC Insured)	1,450	1,547
Livonia Pub. School District Series II, 0% 5/1/21 (FGIC Insured) (Pre-Refunded to 5/1/07 @ 39.31) (e)	7,800	3,005
Michigan Ctfs. of Prtn. 5.75% 6/1/17 (Pre-Refunded to 6/1/10 @ 100) (e)	1,000	1,075
Michigan Higher Ed. Student Ln. Auth. Rev. Series XII W, 4.875% 9/1/10 (AMBAC Insured) (d)	8,915	9,136
Michigan Hosp. Fin. Auth. Hosp. Rev.:
(Crittenton Hosp. Proj.) Series A:
5.5% 3/1/16	1,000	1,073
5.5% 3/1/17	1,885	2,023
(McLaren Health Care Corp. Proj.) Series A, 5% 6/1/19	8,000	8,189
(Mercy Health Svcs. Proj.) Series Q, 6% 8/15/09 (Escrowed to Maturity) (e)	1,195	1,217
(Oakwood Obligated Group Proj.) 5.5% 11/1/11	1,915	2,057
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Strategic Fund Ltd. Oblig. Rev. (Detroit Edison Co. Proj.) Series A, 5.55% 9/1/29 (MBIA Insured) (d)	$ 1,500	$ 1,584
Southfield Pub. Schools Series A, 5.25% 5/1/16 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	1,025	1,114
Troy School District 5% 5/1/12 (MBIA Insured)	1,075	1,150
		63,985
Minnesota - 0.6%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Health Partners Oblig. Group Proj.):
5.25% 12/1/09	1,250	1,298
5.625% 12/1/22	575	620
Osseo Independent School District #279 Series B, 5% 2/1/13	2,445	2,552
Rochester Health Care Facilities Rev. (Mayo Foundation Proj.) Series A, 5.5% 11/15/27	5,910	6,135
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.25% 5/1/15	1,500	1,525
		12,130
Mississippi - 0.4%
Harrison County School District 5% 3/1/16 (AMBAC Insured)	1,660	1,793
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.4%, tender 3/1/11 (c)(d)	1,275	1,280
Mississippi Higher Ed. Student Ln. Series 2000 B3, 5.45% 3/1/10 (d)	3,800	3,968
Mississippi Hosp. Eq. & Facilities Auth. (South Central Reg'l. Med. Ctr. Proj.) 5% 12/1/11	1,305	1,360
		8,401
Missouri - 1.1%
Bi-State Dev. Agcy. Rev. 3.95%, tender 10/1/09, LOC JPMorgan Chase Bank (c)	8,400	8,459
Fenton Tax Increment Rev. (Gravois Bluffs Redev. Proj.) 5% 4/1/13	1,000	1,049
Mehlville School District #R-9, Saint Louis County Ctfs. of Prtn.:
(Missouri Cap. Impt. Projs.) Series 2002, 5.5% 9/1/17 (Pre-Refunded to 9/1/12 @ 100) (e)	1,000	1,101
5% 9/1/16 (FSA Insured)	2,030	2,186
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	$ 1,000	$ 1,158
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. (State Revolving Fund Prog.) Series 2003 A, 5.125% 1/1/20	2,315	2,479
Missouri Highways & Trans. Commission State Road Rev. Series 2001 A, 5.625% 2/1/13	2,370	2,563
Saint Louis Muni. Fin. Corp. Leasehold Rev.:
(Civil Courts Bldg. Proj.) Series 2003 A, 5% 8/1/10 (FSA Insured)	2,010	2,111
(Convention Ctr. Proj.) 5.25% 7/15/13 (AMBAC Insured)	1,880	2,052
		23,158
Montana - 0.2%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series A, 5.2%, tender 5/1/09 (c)	4,200	4,310
Nevada - 1.0%
Clark County Arpt. Rev. Series C:
5.375% 7/1/18 (AMBAC Insured) (d)	1,500	1,600
5.375% 7/1/20 (AMBAC Insured) (d)	1,100	1,172
Clark County Gen. Oblig. Series 2000, 5.5% 7/1/30 (Pre-Refunded to 7/1/10 @ 100) (e)	1,500	1,602
Clark County Las Vegas-McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2002 A, 5% 7/1/07 (MBIA Insured) (d)	5,735	5,793
Clark County School District:
Series C, 5.375% 6/15/15 (Pre-Refunded to 6/15/12 @ 100) (e)	1,000	1,091
Series F, 5.375% 6/15/11 (FSA Insured)	4,700	5,049
Las Vegas Valley Wtr. District Series B, 5.25% 6/1/17 (MBIA Insured)	2,300	2,480
Washoe County Gen. Oblig. Series 2000 B, 0% 7/1/16 (FSA Insured)	4,140	2,759
		21,546
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Hampshire - 0.2%
Manchester School Facilities Rev. 5.5% 6/1/20 (Pre-Refunded to 6/1/13 @ 100) (e)	$ 1,150	$ 1,277
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. (United Illumination Co.) Series A, 3.65%, tender 2/1/10 (AMBAC Insured) (c)(d)	2,400	2,369
		3,646
New Jersey - 2.7%
Camden County Impt. Auth. Rev. (Cooper Health Sys. Obligated Group Proj.) Series B, 5.25% 2/15/10	1,925	1,988
Elizabeth Gen. Oblig. 5.25% 8/15/09 (MBIA Insured)	1,200	1,258
New Jersey Econ. Dev. Auth. Rev.:
Series 2005 O:
5.125% 3/1/28	2,000	2,130
5.25% 3/1/15	3,000	3,295
5.25% 3/1/23	1,500	1,622
5.25% 3/1/26	4,700	5,064
5.25% 3/1/21 (MBIA Insured)	1,200	1,307
5.25% 3/1/25	4,200	4,528
New Jersey Tpk. Auth. Tpk. Rev. Series A, 5% 1/1/25 (FSA Insured)	2,610	2,776
New Jersey Trans. Trust Fund Auth. Series B, 5.25% 12/15/16 (MBIA Insured)	5,000	5,566
Tobacco Settlement Fing. Corp.:
4.375% 6/1/19	4,825	4,822
5.75% 6/1/32	4,755	4,999
6.125% 6/1/24	6,400	6,927
6.375% 6/1/32	2,755	3,021
6.75% 6/1/39	3,735	4,182
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) 5.5% 5/1/28 (FGIC Insured)	2,000	2,217
		55,702
New Mexico - 0.4%
Albuquerque Arpt. Rev. 6.5% 7/1/07 (AMBAC Insured) (d)	1,400	1,429
Farmington Poll. Cont. Rev. Series B, 3.55%, tender 4/1/10 (FGIC Insured) (c)	2,410	2,393
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Mexico - continued
New Mexico Edl. Assistance Foundation Sr. Series A3, 4.95% 3/1/09 (d)	$ 2,000	$ 2,048
New Mexico Edl. Assistance Foundation Student Ln. Rev. Sr. Series IV A1, 7.05% 3/1/10 (d)	2,075	2,103
		7,973
New York - 12.6%
Erie County Indl. Dev. Agcy. School Facility Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/16 (FSA Insured)	4,740	5,279
5.75% 5/1/22 (FSA Insured)	2,240	2,448
Series 2004:
5.75% 5/1/17 (FSA Insured)	2,895	3,288
5.75% 5/1/25 (FSA Insured)	1,715	1,926
5.75% 5/1/19 (FSA Insured)	5,590	6,337
5.75% 5/1/22 (FSA Insured)	8,525	9,616
Long Island Pwr. Auth. Elec. Sys. Rev. Series B:
5% 6/1/10	2,600	2,717
5% 6/1/11	1,075	1,134
Metropolitan Trans. Auth. Rev.:
Series 2005 C:
5% 11/15/16	1,000	1,090
5.25% 11/15/14	1,000	1,099
Series F, 5.25% 11/15/27 (MBIA Insured)	1,400	1,506
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (e)	2,495	2,497
Series A, 5.5% 1/1/20 (MBIA Insured)	1,600	1,745
Series B, 5.5% 7/1/19 (MBIA Insured)	1,000	1,093
New York City Gen. Oblig.:
Series 1997 H, 6% 8/1/12 (FGIC Insured)	1,700	1,909
Series 2000 A, 6.5% 5/15/11	365	402
Series 2002 C, 5.5% 8/1/13	2,000	2,191
Series 2003 I, 5.75% 3/1/16 (Pre-Refunded to 3/1/13 @ 100) (e)	2,100	2,360
Series 2005 G, 5% 8/1/14	6,500	7,001
Series 2005 J, 5% 3/1/12	3,020	3,211
Series 2005 K, 5% 8/1/11	6,000	6,344
Series A, 5.25% 11/1/14 (MBIA Insured)	600	650
Series C, 5.75% 3/15/27 (Pre-Refunded to 3/15/12 @ 100) (e)	390	432
Series G, 5.25% 8/1/14 (AMBAC Insured)	1,000	1,073
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series J:
5.5% 6/1/19	$ 2,900	$ 3,166
5.875% 2/15/19	10	10
Subseries 2005 F1, 5.25% 9/1/14	3,600	3,941
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (Terminal One Group Assoc. Proj.) 5% 1/1/07 (d)	1,810	1,815
New York Counties Tobacco Trust I Series B, 6.5% 6/1/35 (Pre-Refunded to 6/1/10 @ 101) (e)	6,925	7,683
New York State Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A:
5.75% 7/1/13	3,400	3,696
5.75% 7/1/13 (AMBAC Insured)	1,100	1,199
Series C, 7.5% 7/1/10	4,210	4,532
(Long Island Jewish Med. Ctr. Proj.) 5.25% 7/1/11 (MBIA Insured)	1,200	1,247
(Mental Health Svcs. Proj.) Series D, 5% 2/15/12 (FGIC Insured)	9,000	9,596
(New York & Presbyterian Hosp. Proj.) 4.4% 8/1/13 (AMBAC Insured)	320	321
(State Univ. Edl. Facilities Proj.) Series A, 5.25% 5/15/15 (MBIA Insured)	5,500	6,045
Series 2003 A, 5% 3/15/09	3,000	3,102
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev. Series F:
4.875% 6/15/18	1,100	1,130
4.875% 6/15/20	2,200	2,258
5% 6/15/15	775	800
New York State Thruway Auth. Gen. Rev. Series 2005 G, 5.25% 1/1/27 (FSA Insured)	5,000	5,457
New York State Thruway Auth. Svc. Contract Rev. 5.5% 4/1/16	765	832
New York State Urban Dev. Corp. Rev. (Correctional Cap. Facilities Proj.) Series A, 5.25% 1/1/14 (FSA Insured)	1,685	1,818
New York Transitional Fin. Auth. Rev.:
Series A:
5.5% 11/1/26 (b)	4,490	4,861
5.75% 2/15/16	30	32
6% 11/1/28 (b)	40,925	45,204
Series B, 5.25% 2/1/29 (b)	3,800	4,033
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Tobacco Settlement Fing. Corp.:
Series 2003 C1, 5.5% 6/1/19	$ 4,100	$ 4,469
Series 2004 B1, 5% 6/1/09 (FGIC Insured)	3,745	3,881
Series A1:
5% 6/1/11	1,540	1,541
5.25% 6/1/21 (AMBAC Insured)	2,200	2,365
5.25% 6/1/22 (AMBAC Insured)	3,450	3,704
5.5% 6/1/14	3,200	3,351
5.5% 6/1/15	9,900	10,501
5.5% 6/1/16	16,800	17,819
5.5% 6/1/17	1,900	2,040
Series C1:
5.5% 6/1/14	3,900	4,084
5.5% 6/1/15	4,100	4,349
5.5% 6/1/16	1,600	1,721
5.5% 6/1/17	3,900	4,187
5.5% 6/1/18	5,165	5,592
5.5% 6/1/20	800	870
Triborough Bridge & Tunnel Auth. Revs. Series 2005 A, 5.125% 1/1/22	2,000	2,117
TSASC, Inc. Rev. Series 1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (e)	7,875	8,480
		261,197
New York & New Jersey - 0.6%
Port Auth. of New York & New Jersey:
120th Series, 5.75% 10/15/13 (MBIA Insured) (d)	7,220	7,427
124th Series, 5% 8/1/13 (FGIC Insured) (d)	1,215	1,250
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (MBIA Insured) (d)	4,100	4,705
		13,382
North Carolina - 1.1%
Dare County Ctfs. of Prtn.:
5.25% 6/1/16 (AMBAC Insured)	1,580	1,722
5.25% 6/1/20 (AMBAC Insured)	1,520	1,643
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.) Series B, 5.25% 6/1/17	1,400	1,528
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 1993 B, 7% 1/1/08 (MBIA Insured)	900	938
Series A:
5.5% 1/1/11	1,590	1,686
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.: - continued
Series A:
5.75% 1/1/26	$ 1,000	$ 1,057
Series B, 6.125% 1/1/09	2,220	2,324
Series C:
5.25% 1/1/10	2,630	2,735
5.5% 1/1/07	1,000	1,004
Series D:
5.375% 1/1/10	3,360	3,506
6% 1/1/09	2,430	2,487
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. (North Carolina Correctional Facilities Proj.) Series A, 5% 2/1/17	2,500	2,664
		23,294
North Dakota - 0.3%
Fargo Health Sys. Rev. Series A, 5.625% 6/1/15 (AMBAC Insured)	3,685	4,022
North Dakota Bldg. Auth. Lease Rev. Series A, 5.25% 6/1/07 (FGIC Insured)	1,140	1,153
		5,175
Ohio - 0.5%
Franklin County Hosp. Rev. 5.5% 5/1/21 (Pre-Refunded to 5/1/11 @ 101) (e)	2,000	2,179
Indian Hill Exempt Village School District Hamilton County 5.5% 12/1/16 (Pre-Refunded to 12/1/11 @ 100) (e)	1,060	1,156
Lake County Hosp. Impt. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) 6.875% 8/15/11 (Escrowed to Maturity) (e)	2,600	2,811
Ohio Air Quality Dev. Auth. Rev. Series 2002 A, 4.2%, tender 1/2/07 (c)	1,000	1,000
Ohio Gen. Oblig. Series 2003 D, 2.45%, tender 9/14/07 (c)	1,350	1,333
Olentangy Local School District:
5.5% 12/1/15 (FSA Insured)	25	27
5.5% 12/1/15 (Pre-Refunded to 6/1/12 @ 100) (e)	975	1,070
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B:
6.375% 11/15/22	500	545
6.375% 11/15/22 (Pre-Refunded to 11/15/10 @ 101) (e)	1,000	1,114
		11,235
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - 1.1%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11 (Escrowed to Maturity) (e)	$ 1,000	$ 822
Durant Cmnty. Facilities Auth. Sales Tax Rev. 5.5% 11/1/19 (XL Cap. Assurance, Inc. Insured)	1,050	1,160
Grand River Dam Auth. Rev. 6.25% 6/1/11 (AMBAC Insured)	3,350	3,721
Midwest City Muni. Auth. Cap. Impt. Rev. 5.5% 6/1/10 (Escrowed to Maturity) (e)	3,035	3,143
Oklahoma City Pub. Property Auth. Hotel Tax Rev.:
5.5% 10/1/19 (FGIC Insured)	2,165	2,422
5.5% 10/1/20 (FGIC Insured)	1,550	1,729
Tulsa County Indl. Auth. Cap. Impts. Rev. Series 2006 D, 5.25% 1/1/11 (FSA Insured)	5,465	5,812
Tulsa Indl. Auth. Rev. (Univ. of Tulsa Proj.) Series 2000 A, 5.75% 10/1/25 (MBIA Insured)	4,000	4,276
		23,085
Oregon - 0.2%
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series B, 5% 5/1/09 (FSA Insured)	720	746
Tri-County Metropolitan Trans. District Rev. Series A:
5.75% 8/1/14 (Pre-Refunded to 8/1/10 @ 100) (e)	1,520	1,636
5.75% 8/1/17 (Pre-Refunded to 8/1/10 @ 100) (e)	1,950	2,099
		4,481
Pennsylvania - 2.5%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1:
5.75% 1/1/07 (MBIA Insured) (d)	2,000	2,010
5.75% 1/1/12 (MBIA Insured) (d)	1,210	1,309
Allegheny County Hosp. Dev. Auth. Rev. (UPMC Health Sys. Proj.) Series 1999 B, 4.55% 12/15/10 (AMBAC Insured)	1,330	1,359
Annville-Cleona School District 5.5% 3/1/23 (FSA Insured)	1,300	1,447
Canon McMillan School District Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	1,400	1,505
Central Dauphin School District Gen. Oblig. 7% 2/1/27 (Pre-Refunded to 2/1/16 @ 100) (e)	1,000	1,255
Clarion County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) 3.6%, tender 12/1/09 (AMBAC Insured) (c)(d)	5,665	5,575
Delaware County Auth. Hosp. Rev. (Crozer-Chester Med. Ctr. Proj.) 5.75% 12/15/13	1,165	1,216
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Easton Area School District Series 2005, 7.5% 4/1/21 (FSA Insured) (f)	$ 2,000	$ 2,567
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A, 6% 6/1/22 (AMBAC Insured)	3,930	4,746
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 A:
6.125% 11/1/21 (d)	1,300	1,401
6.5% 11/1/16 (d)	1,100	1,205
(Shippingport Proj.) Series A, 4.35%, tender 6/1/10 (c)(d)	2,300	2,308
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Univ. of Pennsylvania Health Systems Proj.) Series A, 5% 8/15/16 (AMBAC Insured)	1,400	1,519
(UPMC Health Sys. Proj.) Series 2001 A, 6% 1/15/22	4,000	4,383
Pennsylvania Tpk. Commission Tpk. Rev. Series S, 5.625% 6/1/12 (FGIC Insured)	2,500	2,738
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) 4th Series, 5.25% 8/1/16 (FSA Insured)	2,355	2,550
Philadelphia Gen. Oblig. Series 2003 A, 5% 2/15/12 (XL Cap. Assurance, Inc. Insured)	1,000	1,065
Philadelphia Muni. Auth. Rev. Series B, 5.25% 11/15/11 (FSA Insured)	3,360	3,601
Philadelphia School District Series B, 5% 4/1/11 (AMBAC Insured)	2,100	2,217
Pittsburgh Gen. Oblig. Series B, 5.25% 9/1/15 (FSA Insured)	3,000	3,314
Pittsburgh School District Series A, 5% 9/1/09 (MBIA Insured)	1,670	1,726
West Allegheny School District Series B, 5.25% 2/1/13 (FGIC Insured)	1,345	1,466
		52,482
Puerto Rico - 0.4%
Puerto Rico Govt. Dev. Bank 5% 12/1/10	6,000	6,260
Puerto Rico Pub. Bldg. Auth. Rev. Series K, 4%, tender 7/1/07 (MBIA Insured) (c)	1,000	1,002
		7,262
Rhode Island - 0.1%
Rhode Island Health & Edl. Bldg. Corp. Rev. (Lifespan Corp. Proj.) Series A, 5% 5/15/14 (FSA Insured)	2,000	2,150
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - 1.4%
Charleston County Hosp. Facilities (Care Alliance Health Services Proj.) Series A, 5.25% 8/15/11	$ 1,765	$ 1,850
Columbia Gen. Oblig. Ctfs. Prtn. (Tourism Dev. Fee Pledge Proj.) Series 2003, 5.25% 6/1/18 (AMBAC Insured)	2,310	2,502
Greenville County Pub. Facilities Corp. Ctfs. of Prtn. (Courthouse and Detention Proj.) 5% 4/1/11 (AMBAC Insured)	1,565	1,656
Greenville County School District Installment Purp. Rev. 5% 12/1/10	1,700	1,782
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) 5% 12/1/10	680	713
South Carolina Jobs Econ. Dev. Auth. Hosp. Facilities Rev. (Palmetto Health Alliance Proj.) Series A, 7.125% 12/15/15 (Pre-Refunded to 12/15/10 @ 102) (e)	5,500	6,322
South Carolina Pub. Svc. Auth. Rev.:
(Santee Cooper Proj.) Series 2005 B, 5% 1/1/18 (MBIA Insured)	1,800	1,949
Series 2005 B, 5% 1/1/10 (MBIA Insured)	3,000	3,130
Series A:
5.5% 1/1/14 (FGIC Insured)	1,300	1,449
5.5% 1/1/16 (FGIC Insured)	2,705	3,058
Univ. of South Carolina Higher Ed. Facilities Rev. Series A:
5% 6/1/16 (MBIA Insured)	2,040	2,224
5% 6/1/17 (MBIA Insured)	2,035	2,211
		28,846
South Dakota - 0.3%
Minnehaha County Gen. Oblig.:
5.625% 12/1/16 (Pre-Refunded to 12/1/10 @ 100) (e)	2,000	2,149
5.625% 12/1/17 (Pre-Refunded to 12/1/10 @ 100) (e)	2,115	2,270
5.625% 12/1/18 (Pre-Refunded to 12/1/10 @ 100) (e)	2,350	2,518
		6,937
Tennessee - 1.3%
Clarksville Natural Gas Acquisition Corp. Gas Rev.:
5% 12/15/10	5,000	5,232
5% 12/15/11	3,285	3,468
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Fort Sanders Alliance Proj.) Series C:
5.25% 1/1/15 (MBIA Insured)	$ 1,240	$ 1,359
6.25% 1/1/13 (MBIA Insured)	1,700	1,930
7.25% 1/1/10 (MBIA Insured)	8,000	8,854
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series A:
5% 9/1/10 (MBIA Insured)	1,755	1,844
5% 9/1/11 (MBIA Insured)	1,835	1,940
5% 9/1/13 (MBIA Insured)	2,010	2,154
Shelby County Health Edl. & Hsg. Facility Board Hosp. Rev. (Methodist Health Care Proj.) 5.5% 4/1/09 (MBIA Insured)	1,100	1,141
		27,922
Texas - 15.0%
Abilene Independent School District 5% 2/15/17	1,090	1,173
Alvin Independent School District Series A, 5.25% 2/15/17	1,015	1,107
Austin Cmnty. College District 5.5% 8/1/34	1,900	2,096
Austin Independent School District 5.25% 8/1/11	3,515	3,768
Austin Util. Sys. Rev.:
Series A, 0% 11/15/10 (MBIA Insured)	5,200	4,450
0% 11/15/12 (AMBAC Insured)	5,645	4,447
0% 5/15/17 (FGIC Insured)	1,900	1,224
Austin Wtr. & Wastewtr. Sys. Rev. 5% 11/15/10 (MBIA Insured)	1,735	1,828
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev.:
5.375% 5/1/15 (FSA Insured)	175	189
5.375% 5/1/15 (Pre-Refunded to 5/1/12 @ 100) (e)	1,190	1,295
5.375% 5/1/16 (FSA Insured)	185	200
5.375% 5/1/16 (Pre-Refunded to 5/1/12 @ 100) (e)	1,240	1,349
5.375% 5/1/17 (FSA Insured)	195	210
5.375% 5/1/17 (Pre-Refunded to 5/1/12 @ 100) (e)	1,295	1,409
Birdville Independent School District:
0% 2/15/12	4,150	3,363
5% 2/15/10	1,200	1,254
Boerne Independent School District 5.25% 2/1/35	1,300	1,382
Bryan Wtrwks. & Swr. Sys. Rev. 5.5% 7/1/11 (FSA Insured)	1,500	1,620
Cedar Hill Independent School District 0% 8/15/07	1,270	1,230
Clint Independent School District 5.5% 8/15/18	1,000	1,093
Corpus Christi Gen. Oblig. 5% 3/1/10 (AMBAC Insured)	1,565	1,636
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Corpus Christi Util. Sys. Rev. 5.25% 7/15/16 (FSA Insured)	$ 3,000	$ 3,337
Cypress-Fairbanks Independent School District:
Series A, 0% 2/15/16	3,640	2,471
5.75% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (e)	1,500	1,654
Dallas County Gen. Oblig. Series A, 0% 8/15/07	3,605	3,496
Dallas Independent School District Series 2005, 5.25% 8/15/11	2,000	2,145
Del Valle Independent School District:
5% 2/1/15	2,015	2,168
5% 2/1/16	2,195	2,353
5.5% 2/1/10	1,275	1,351
5.5% 2/1/11	1,350	1,451
Denton County Gen. Oblig. 5% 7/15/14 (FSA Insured)	3,570	3,835
El Paso Independent School District 5% 8/15/15	2,160	2,353
Fort Worth Independent School District 5% 2/15/12	1,500	1,598
Fort Worth Wtr. & Swr. Rev. Series A, 5% 2/15/11 (FSA Insured)	2,000	2,110
Gainesville Independent School District 5.25% 2/15/36	1,000	1,077
Garland Independent School District:
Series A, 5% 2/15/10	1,000	1,045
5.5% 2/15/12	2,180	2,312
Garland Wtr. & Swr. Rev. 5.25% 3/1/20 (AMBAC Insured)	1,170	1,259
Harlandale Independent School District:
5.5% 8/15/35	15	16
5.5% 8/15/35 (Pre-Refunded to 8/15/10 @ 100) (e)	1,385	1,481
Harris County Gen. Oblig.:
(Toll Road Proj.) 0% 10/1/14 (MBIA Insured)	8,530	6,182
Series A, 5.25% 8/15/35 (FSA Insured)	4,600	4,837
0% 10/1/16 (MBIA Insured)	6,180	4,096
Harris County Health Facilities Dev. Corp. Rev. (Saint Luke's Episcopal Hosp. Proj.) Series 2001 A:
5.625% 2/15/14 (Pre-Refunded to 8/15/11 @ 100) (e)	2,500	2,719
5.625% 2/15/15 (Pre-Refunded to 8/15/11 @ 100) (e)	2,680	2,915
Houston Area Wtr. Corp. Contract Rev. (Northeast Wtr. Purification Proj.):
5.5% 3/1/15 (FGIC Insured)	1,000	1,090
5.5% 3/1/18 (FGIC Insured)	1,140	1,236
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Arpt. Sys. Rev.:
(Automated People Mover Proj.) Series A, 5.375% 7/15/11 (FSA Insured) (d)	$ 3,300	$ 3,337
Series B, 5.5% 7/1/30 (FSA Insured)	3,900	4,132
Houston Gen. Oblig. Series A, 5.25% 3/1/13	250	260
Houston Independent School District:
Series A, 0% 8/15/11	13,740	11,376
0% 8/15/10 (AMBAC Insured)	2,200	1,901
0% 8/15/15	2,000	1,388
Houston Wtr. & Swr. Sys. Rev. Series C:
0% 12/1/10 (AMBAC Insured)	2,600	2,221
0% 12/1/11 (AMBAC Insured)	8,250	6,770
Humble Independent School District:
0% 2/15/10	2,320	2,043
0% 2/15/16	1,250	852
0% 2/15/17	1,400	912
Katy Independent School District Series A, 0% 2/15/07	2,550	2,517
Keller Independent School District:
Series 1996 A, 0% 8/15/17	1,020	646
Series A, 0% 8/15/12	1,590	1,262
Klein Independent School District Series A:
5% 8/1/13	1,455	1,568
5% 8/1/14	5,110	5,539
La Joya Independent School District 5.75% 2/15/17 (Pre-Refunded to 2/15/10 @ 100) (e)	2,200	2,351
Lamar Consolidated Independent School District 5.25% 2/15/14	305	312
Laredo Gen. Oblig. 5.125% 8/15/11 (FGIC Insured)	2,225	2,316
Lewisville Independent School District 0% 8/15/08	5,000	4,688
Lower Colorado River Auth. Rev. 0% 1/1/09 (Escrowed to Maturity) (e)	615	566
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Services Corp. Proj.) Series C, 5.25% 5/15/21 (AMBAC Insured)	2,405	2,592
Lubbock Health Facilities Dev. Corp. Rev. (Carillon, Inc. Proj.) Series A, 6.5% 7/1/29 (Pre-Refunded to 7/1/09 @ 102) (e)	5,475	5,992
Mansfield Independent School District:
5.5% 2/15/13	230	247
5.5% 2/15/13 (Pre-Refunded to 2/15/11 @ 100) (e)	1,345	1,448
5.5% 2/15/14	330	354
5.5% 2/15/14 (Pre-Refunded to 2/15/11 @ 100) (e)	1,950	2,099
5.5% 2/15/15	2,270	2,469
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Mansfield Independent School District: - continued
5.5% 2/15/16	$ 3,450	$ 3,752
5.5% 2/15/18	145	155
5.5% 2/15/18 (Pre-Refunded to 2/15/11 @ 100) (e)	855	920
5.5% 2/15/19	2,530	2,714
McLennan County Jr. College District 5% 8/15/17 (FSA Insured)	1,235	1,324
Mesquite Independent School District:
3.65%, tender 12/1/08 (Liquidity Facility JPMorgan Chase Bank) (c)	2,700	2,700
5.375% 8/15/11	430	443
Midway Independent School District 0% 8/15/19	1,400	804
Montgomery County Gen. Oblig. Series A:
5.625% 3/1/19 (FSA Insured)	520	568
5.625% 3/1/19 (Pre-Refunded to 3/1/12 @ 100) (e)	3,480	3,820
Mount Pleasant Independent School District 5.5% 2/15/17 (Pre-Refunded to 8/15/11 @ 100) (e)	1,010	1,095
Navasota Independent School District:
5.25% 8/15/34 (FGIC Insured)	1,000	1,073
5.5% 8/15/26 (FGIC Insured)	1,225	1,355
New Braunfels Independent School District 5.5% 2/1/15	1,135	1,217
North Central Health Facilities Dev. Corp. Rev. Series 1997 B, 5.75% 2/15/15 (MBIA Insured)	2,520	2,854
Northside Independent School District:
Series A, 5.25% 2/15/17	2,975	3,194
5.5% 2/15/13	1,090	1,171
5.5% 2/15/13 (Pre-Refunded to 2/15/11 @ 100) (e)	1,220	1,313
5.5% 2/15/16 (Pre-Refunded to 2/15/11 @ 100) (e)	530	571
Pearland Independent School District Series A, 5.875% 2/15/19 (Pre-Refunded to 2/15/11 @ 100) (e)	1,000	1,091
Pflugerville Independent School District:
5.75% 8/15/14 (Pre-Refunded to 8/15/10 @ 100) (e)	1,000	1,078
5.75% 8/15/17 (Pre-Refunded to 8/15/10 @ 100) (e)	500	539
Red River Ed. Fin. Corp. Ed. Rev. (Hockaday School Proj.) 5.75% 5/15/19 (Pre-Refunded to 5/15/10 @ 100) (e)	1,210	1,299
Rockwall Independent School District:
5.375% 2/15/17	20	22
5.375% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (e)	1,025	1,112
5.375% 2/15/18	25	27
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Rockwall Independent School District: - continued
5.375% 2/15/18 (Pre-Refunded to 2/15/12 @ 100) (e)	$ 1,345	$ 1,459
5.625% 2/15/11	3,865	4,177
Round Rock Independent School District:
Series 2001 A:
5.5% 8/1/13 (Pre-Refunded to 8/1/11 @ 100) (e)	1,940	2,103
5.5% 8/1/15 (Pre-Refunded to 8/1/11 @ 100) (e)	1,510	1,637
5.375% 8/1/15 (Pre-Refunded to 8/1/12 @ 100) (e)	1,000	1,091
5.375% 8/1/17 (Pre-Refunded to 8/1/12 @ 100) (e)	1,050	1,146
San Antonio Elec. & Gas Sys. Rev.:
3.55%, tender 12/1/07 (c)	7,300	7,296
5.375% 2/1/17	3,495	3,767
5.375% 2/1/17 (Pre-Refunded to 2/1/12 @ 100) (e)	2,505	2,710
5.75% 2/1/11 (Escrowed to Maturity) (e)	1,410	1,492
San Antonio Muni. Drainage Util. Sys. Rev.:
5.25% 2/1/13 (MBIA Insured)	1,740	1,892
5.25% 2/1/14 (MBIA Insured)	1,835	2,012
San Antonio Wtr. Sys. Rev. 5.875% 5/15/17 (Pre-Refunded to 11/15/09 @ 100) (e)	1,000	1,068
San Marcos Consolidated Independent School District:
5% 8/1/16	1,190	1,281
5.25% 8/1/21	3,650	3,972
5.625% 8/1/26	1,000	1,121
Snyder Independent School District 5.25% 2/15/26 (AMBAC Insured)	1,350	1,462
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) 5.5% 10/1/12 (AMBAC Insured)	2,905	3,189
Spring Branch Independent School District:
Series 2001, 5.375% 2/1/14	2,700	2,890
5.375% 2/1/18	1,400	1,497
Spring Independent School District 0% 2/15/07	5,900	5,823
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. 5.375% 11/15/20	1,250	1,287
Texas Gen. Oblig. (College Student Ln. Prog.):
5.25% 8/1/09 (d)	6,885	7,146
5.375% 8/1/10 (d)	1,900	2,001
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/16 (MBIA Insured)	2,200	1,460
Texas Pub. Fin. Auth. Rev.:
(Bldg. and Procurement Commission Proj.) Series A, 5% 2/1/10 (AMBAC Insured)	1,000	1,044
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Pub. Fin. Auth. Rev.: - continued
(Stephen F. Austin State Univ. Proj.) 5% 10/15/14 (MBIA Insured)	$ 1,300	$ 1,409
Texas State Univ. Sys. Fing. Rev.:
5% 3/15/12 (FSA Insured)	2,000	2,131
5% 3/15/16 (FSA Insured)	4,565	4,920
Texas Tpk. Auth. Central Tpk. Sys. Rev. 5.75% 8/15/38 (AMBAC Insured)	10,110	11,076
Texas Wtr. Dev. Board Rev.:
Series A, 5.5% 7/15/21	1,700	1,782
Series B, 5.625% 7/15/21	2,010	2,130
Travis County Health Facilities Dev. Corp. Rev. (Ascension Health Cr. Prog.) Series A, 6.25% 11/15/19 (Pre-Refunded to 11/15/09 @ 101) (e)	4,000	4,345
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) 5.25% 7/1/10	4,080	4,168
Waxahachie Independent School District:
0% 8/15/14	1,460	1,060
0% 8/15/20 (Pre-Refunded to 8/15/10 @ 51.59) (e)	4,780	2,134
0% 8/15/21 (Pre-Refunded to 8/15/10 @ 48.18) (e)	3,860	1,610
White Settlement Independent School District 5.75% 8/15/34	1,250	1,373
Williamson County Gen. Oblig.:
5.5% 2/15/19 (FSA Insured)	35	38
5.5% 2/15/19 (Pre-Refunded to 2/15/12 @ 100) (e)	1,400	1,527
Ysleta Independent School District 0% 8/15/11	1,100	911
		311,916
Utah - 0.4%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series B, 5.75% 7/1/16 (MBIA Insured)	370	383
Salt Lake County Hosp. Rev. (IHC Health Svcs., Inc. Proj.) 5.5% 5/15/12 (AMBAC Insured)	5,000	5,407
Utah Muni. Pwr. Agcy. Elec. Sys. Rev. Series A, 5% 7/1/10 (AMBAC Insured)	2,740	2,875
		8,665
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Vermont - 0.2%
Vermont Edl. & Health Bldg. Fing. Agcy. Rev. (Fletcher Allen Health Care, Inc. Proj.):
Series 2000 A, 6.125% 12/1/27 (AMBAC Insured)	$ 2,800	$ 3,060
Series A, 5.75% 12/1/18 (AMBAC Insured)	1,200	1,297
		4,357
Virginia - 0.4%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.05%, tender 4/1/08 (c)(d)	1,700	1,689
Arlington County Indl. Dev. Auth. Resource Recovery Rev. (Alexandria/Arlington Waste Proj.) Series B, 5.375% 1/1/11 (FSA Insured) (d)	2,750	2,846
Virginia Hsg. Dev. Auth. Multi-family Hsg. Rev. Series I:
5.75% 5/1/07 (d)	1,380	1,388
5.85% 5/1/08 (d)	1,370	1,387
		7,310
Washington - 7.4%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A:
0% 6/1/17 (MBIA Insured)	2,800	1,781
0% 6/1/24 (MBIA Insured)	1,525	687
0% 6/1/29 (MBIA Insured)	5,600	1,981
Chelan County Pub. Util. District #1 Rev. Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (c)(d)	1,000	1,063
Chelan County School District #246, Wenatchee 5.5% 12/1/19 (FSA Insured)	1,300	1,414
Clark County Pub. Util. District #1 Elec. Rev.:
Series B:
5.25% 1/1/10 (FSA Insured)	1,630	1,713
5.25% 1/1/11 (FSA Insured)	1,715	1,823
5% 1/1/09 (MBIA Insured)	1,265	1,304
5% 1/1/10 (MBIA Insured)	2,000	2,087
Clark County School District #114, Evergreen 5.375% 12/1/14 (FSA Insured)	2,000	2,175
Clark County School District #37, Vancouver Series C, 0% 12/1/19 (FGIC Insured)	3,000	1,703
Cowlitz County Gen. Oblig. 5.5% 11/1/11 (Pre-Refunded to 11/1/09 @ 100) (e)	460	486
Energy Northwest Elec. Rev. (#1 Proj.):
Series 2006 A, 5% 7/1/13	5,000	5,369
Series B, 6% 7/1/17 (MBIA Insured)	4,000	4,454
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Franklin County Pub. Util. District #1 Elec. Rev. 5.625% 9/1/21 (MBIA Insured)	$ 2,000	$ 2,183
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev.:
Second Series B, 5.25% 1/1/14 (MBIA Insured) (d)	1,235	1,294
Series B, 5.25% 1/1/16 (FGIC Insured) (d)	1,000	1,075
King County School District #414, Lake Washington 5.25% 12/1/15 (Pre-Refunded to 12/1/10 @ 100) (e)	1,000	1,066
King County Swr. Rev. Series B:
5.5% 1/1/15 (FSA Insured)	7,245	7,855
5.5% 1/1/17 (FSA Insured)	2,565	2,775
5.5% 1/1/18 (FSA Insured)	3,010	3,252
Port of Seattle Rev.:
Series 2000 B, 5.5% 2/1/08 (MBIA Insured) (d)	6,225	6,375
Series B:
5.25% 9/1/07 (FGIC Insured) (d)	3,185	3,231
5.5% 9/1/08 (FGIC Insured) (d)	3,750	3,879
Snohomish County Pub. Hosp. District #2 (Stevens Health Care Proj.):
4.5% 12/1/07 (FGIC Insured)	1,705	1,722
4.5% 12/1/09 (FGIC Insured)	855	876
Snohomish County School District #4, Lake Stevens 5.125% 12/1/17 (FGIC Insured)	2,000	2,185
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev.:
5.75% 12/1/18 (MBIA Insured)	1,000	1,115
5.75% 12/1/20 (MBIA Insured)	1,000	1,113
Tumwater School District #33, Thurston County Series 1996 B:
0% 12/1/11 (FGIC Insured)	6,415	5,275
0% 12/1/12 (FGIC Insured)	6,830	5,387
Washington Gen. Oblig.:
(Convention & Trade Ctr. Proj.) Series AT5, 0% 8/1/12 (MBIA Insured)	2,025	1,614
Series 2001 C, 5.25% 1/1/16	3,000	3,194
Series C, 5.25% 1/1/26 (FSA Insured)	2,200	2,333
Series R 97A, 0% 7/1/19 (MBIA Insured)	3,440	1,988
Washington Health Care Facilities Auth. Rev.:
(Providence Health Systems Proj.) Series 2001 A, 5.5% 10/1/13 (MBIA Insured)	3,065	3,309
(Swedish Health Svcs. Proj.) 5.5% 11/15/12 (AMBAC Insured)	3,000	3,131
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #1 Rev. Series 1997 B, 5.125% 7/1/13 (FSA Insured)	$ 9,500	$ 9,787
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. Series A, 5% 7/1/12 (FSA Insured)	3,500	3,647
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev.:
Series B:
0% 7/1/07	15,130	14,734
0% 7/1/10	16,000	13,842
0% 7/1/10	2,250	1,947
0% 7/1/12 (MBIA Insured)	4,000	3,174
Series C, 7.5% 7/1/08 (MBIA Insured)	7,040	7,493
Whatcom County School District #501 Gen. Oblig.:
5% 6/1/14 (FSA Insured)	2,245	2,430
5% 12/1/14 (FSA Insured)	3,245	3,521
		154,842
West Virginia - 0.0%
Kanawha/Putnam County, Huntington/Charlestown City Series 1984 A, 0% 12/1/16 (Escrowed to Maturity) (e)	1,100	715
Wisconsin - 0.9%
Badger Tobacco Asset Securitization Corp. 6.125% 6/1/27	2,200	2,354
Evansville Cmnty. School District 5% 4/1/16 (FSA Insured)	1,460	1,591
Fond Du Lac School District 5.75% 4/1/12 (Pre-Refunded to 4/1/10 @ 100) (e)	1,000	1,072
Menasha Joint School District:
5.5% 3/1/19 (e)	970	1,060
5.5% 3/1/19 (FSA Insured)	60	65
Wisconsin Gen. Oblig.:
Series 1, 5% 5/1/11 (MBIA Insured)	2,500	2,651
Series D, 5.4% 5/1/20 (Pre-Refunded to 5/1/11 @ 100) (e)	1,000	1,073
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Marshfield Clinic Proj.) Series 2006 A, 5% 2/15/14	850	887
(Wheaton Franciscan Svcs., Inc. Proj.):
Series A, 5.5% 8/15/14	1,775	1,907
5.75% 8/15/12	1,760	1,930
6% 8/15/14	1,000	1,107
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
(Wheaton Franciscan Svcs., Inc. Proj.):
6% 8/15/16	$ 1,000	$ 1,104
6.25% 8/15/22	1,600	1,781
		18,582
TOTAL INVESTMENT PORTFOLIO - 98.7% (Cost $2,013,824)	2,055,037
NET OTHER ASSETS - 1.3%	27,118
NET ASSETS - 100%	$ 2,082,155
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 3.779% and pay quarterly a floating rate based on the BMA Municipal Swap Index	May 2010	$ 23,000	$ 203
Receive quarterly a fixed rate equal to 3.859% and pay quarterly a floating rate based on the BMA Municipal Swap Index	May 2010	23,000	252
Receive quarterly a floating rate based on BMA Municipal Swap Index and pay quarterly a fixed rate equal to 4.391% to Citibank	May 2027	5,000	(231)
Receive quarterly a floating rate based on BMA Municipal Swap Index and pay quarterly a fixed rate equal to 4.498% with Merrill Lynch, Inc.	May 2027	5,000	(295)
		$ 56,000	$ (71)
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 71
Income Tax Information

At September 30, 2006, the aggregate cost of investment securities for income tax purposes was $2,013,442,000. Net unrealized appreciation aggregated $41,595,000, of which $45,890,000 related to appreciated investment securities and $4,295,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Intermediate
Municipal Income Fund
Class A
Class T
Class B
Class C
Institutional Class

September 30, 2006

1.832282.100

ALIM-QTLY-1106

Investments September 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.7%
	Principal Amount (000s)	Value (000s)
Alabama - 0.9%
Birmingham Baptist Med. Ctrs. Spl. Care Facilities Fing. Auth. Rev. (Baptist Health Sys., Inc. Proj.) Series A, 5% 11/15/09	$ 1,200	$ 1,231
Health Care Auth. for Baptist Health Series 2006 D, 5% 11/15/10	1,295	1,346
Huntsville Solid Waste Disp. Auth. & Resource Recovery Rev.:
5.25% 10/1/07 (MBIA Insured) (d)	1,700	1,725
5.25% 10/1/08 (MBIA Insured) (d)	3,055	3,150
5.75% 10/1/09 (MBIA Insured) (d)	3,865	4,067
Jefferson County Ltd. Oblig. School Warrants Series A:
5.25% 1/1/15	2,000	2,161
5.5% 1/1/22	1,100	1,192
Jefferson County Swr. Rev. Series A:
5% 2/1/33 (Pre-Refunded to 2/1/09 @ 101) (e)	2,920	3,039
5% 2/1/41 (Pre-Refunded to 2/1/11 @ 101) (e)	1,645	1,750
		19,661
Alaska - 0.2%
Alaska Student Ln. Corp. Student Ln. Rev. Series A, 5.8% 7/1/12 (AMBAC Insured) (d)	2,935	3,134
Arizona - 0.3%
Arizona School Facilities Board Ctfs. of Prtn. Series C, 5% 9/1/09 (FSA Insured)	1,100	1,144
Tucson Wtr. Rev. Series A, 5% 7/1/11 (FGIC Insured)	1,500	1,585
Univ. of Arizona Univ. Revs. Series 2005 A, 5% 6/1/16 (AMBAC Insured)	1,585	1,725
Yuma Muni. Property Corp. Rev. 5% 7/1/12 (AMBAC Insured)	1,100	1,155
		5,609
California - 14.0%
Cabrillo Cmnty. College District 5.25% 8/1/15 (MBIA Insured)	1,400	1,556
California Dept. of Wtr. Resources Central Valley Proj. Wtr. Sys. Rev. Series Y:
5.25% 12/1/16 (FGIC Insured)	5,000	5,466
5.25% 12/1/18 (FGIC Insured)	5,000	5,438
California Dept. of Wtr. Resources Pwr. Supply Rev. Series A:
5.25% 5/1/12 (MBIA Insured)	4,000	4,339
5.5% 5/1/15 (AMBAC Insured)	2,600	2,860
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Econ. Recovery:
Series 2004 A:
5.25% 7/1/12	$ 1,210	$ 1,313
5.25% 7/1/13	7,000	7,660
Series A:
5% 7/1/15	15,200	16,466
5% 7/1/15 (MBIA Insured)	6,100	6,629
5.25% 1/1/11	700	746
5.25% 7/1/13 (MBIA Insured)	10,300	11,309
5.25% 7/1/14	15,400	16,993
5.25% 7/1/14 (FGIC Insured)	9,700	10,738
California Gen. Oblig.:
4.5% 2/1/09	2,800	2,861
5% 2/1/11	2,650	2,796
5% 3/1/15	3,000	3,255
5.25% 2/1/11	4,000	4,260
5.25% 3/1/12	2,210	2,381
5.25% 2/1/15	5,000	5,460
5.25% 2/1/16	8,500	9,277
5.25% 4/1/27	1,000	1,072
5.25% 2/1/28	3,400	3,618
5.25% 11/1/29	1,200	1,277
5.25% 2/1/33	6,100	6,418
5.25% 12/1/33	6,755	7,192
5.25% 4/1/34	6,600	7,020
5.5% 3/1/11	8,500	9,149
5.5% 4/1/13 (AMBAC Insured)	1,000	1,109
5.5% 4/1/30	10,515	11,520
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100) (e)	1,285	1,443
5.5% 11/1/33	21,355	23,243
5.625% 5/1/20	225	241
5.625% 5/1/20 (Pre-Refunded to 5/1/10 @ 101) (e)	775	836
5.75% 10/1/10	2,200	2,378
California Health Facilities Fing. Auth. Rev. (Catholic Healthcare West Proj.) Series I, 4.95%, tender 7/1/14 (c)	3,000	3,149
California Hsg. Fin. Agcy. Home Mtg. Rev. Series 1983 A, 0% 2/1/15 (MBIA Insured)	19,346	9,981
California Pub. Works Board Lease Rev.:
(Coalinga State Hosp. Proj.) Series 2004 A, 5.5% 6/1/16	5,600	6,200
Series 2005 A, 5.25% 6/1/30	4,300	4,573
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
Series 2005 K, 5% 11/1/16	$ 7,195	$ 7,783
California Statewide Cmntys. Dev. Auth. Rev.:
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (c)	1,300	1,297
(Kaiser Permanente Health Sys. Proj.):
Series 2001 A, 2.55%, tender 1/4/07 (c)	1,600	1,596
Series 2004 G, 2.3%, tender 5/1/07 (c)	4,000	3,970
Commerce Refuse To Energy Auth. Rev. 5.5% 7/1/12 (MBIA Insured)	2,290	2,508
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A, 5% 1/1/35 (MBIA Insured)	1,900	1,945
0% 1/15/27 (a)	1,000	905
5% 1/15/16 (MBIA Insured)	1,000	1,055
5.75% 1/15/40	1,600	1,664
Golden State Tobacco Securitization Corp.:
Series 2003 A1, 6.75% 6/1/39	2,000	2,257
Series 2003 B:
5.75% 6/1/22 (Pre-Refunded to 6/1/08 @ 100) (e)	3,600	3,730
5.75% 6/1/23 (Pre-Refunded to 6/1/08 @ 100) (e)	1,300	1,347
Series B, 5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (e)	3,000	3,331
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Services Proj.) 5% 9/1/18 (AMBAC Insured)	1,425	1,538
Los Angeles Dept. Arpt. Rev. Series A, 5.25% 5/15/19 (FGIC Insured)	2,500	2,683
Los Angeles Reg'l. Arpt. Impt. Rev.:
(LAX Fuel Corp. Proj.):
5% 1/1/10 (FSA Insured) (d)	1,660	1,712
5% 1/1/11 (FSA Insured) (d)	1,740	1,811
5% 1/1/12 (FSA Insured) (d)	1,835	1,921
5% 1/1/08 (FSA Insured) (d)	1,510	1,535
Los Angeles Unified School District:
Series A, 5.375% 7/1/17 (MBIA Insured)	3,190	3,512
Series F, 5% 7/1/15 (FSA Insured)	4,000	4,320
Modesto Irrigation District Elec. Rev. Series A, 9.625% 1/1/11 (Escrowed to Maturity) (e)	2,680	3,034
North City West School Facilities Fing. Auth. Spl. Tax:
Series C, 5% 9/1/09 (AMBAC Insured)	1,180	1,231
Subseries C, 5% 9/1/12 (AMBAC Insured)	2,140	2,304
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Orange County Local Trans. Auth. Sales Tax Rev. 6.2% 2/14/11 (AMBAC Insured)	$ 2,000	$ 2,186
San Diego County Ctfs. of Prtn.:
5% 10/1/08	1,470	1,507
5.25% 10/1/10	1,620	1,712
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Second Series 28A 5% 5/1/13 (MBIA Insured) (d)	1,340	1,420
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (MBIA Insured)	3,620	2,974
		291,010
Colorado - 1.3%
Adams County Bldg. Auth. Rev. Series B, 0% 8/15/12 (Escrowed to Maturity) (e)	5,000	4,000
Adams County School District #172 5.5% 2/1/16 (FGIC Insured)	2,575	2,809
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series B, 5% 11/1/17 (MBIA Insured)	1,000	1,079
Colorado Health Facilities Auth. Rev.:
(Longmont Hosp. Proj.) Series B, 5.25% 12/1/16 (Radian Asset Assurance Ltd. Insured)	1,990	2,180
Series 2001, 6.625% 11/15/26 (Pre-Refunded to 11/15/11 @ 101) (e)	2,550	2,927
Dawson Ridge Metropolitan District #1 Series 1992 A, 0% 10/1/17 (Escrowed to Maturity) (e)	3,475	2,182
Denver City & County Arpt. Rev. Series D, 0% 11/15/06 (d)	4,500	4,479
Douglas and Elbert Counties School District #RE1:
5.75% 12/15/20 (FGIC Insured)	1,000	1,134
5.75% 12/15/22 (FGIC Insured)	1,000	1,130
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 A, 5.75% 9/1/29 (MBIA Insured)	3,200	3,490
Series B, 0% 9/1/15 (MBIA Insured)	1,400	971
		26,381
District Of Columbia - 0.9%
District of Columbia Ctfs. of Prtn. (District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) Series 2003, 5.5% 1/1/16 (AMBAC Insured)	1,930	2,121
District of Columbia Gen. Oblig.:
Series 2001 B, 5.5% 6/1/13 (FSA Insured)	2,260	2,388
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
District of Columbia Gen. Oblig.: - continued
Series A:
5.25% 6/1/10 (FSA Insured)	$ 1,000	$ 1,055
5.25% 6/1/10 (MBIA Insured)	1,980	2,051
Series B, 0% 6/1/12 (MBIA Insured)	3,400	2,702
District of Columbia Rev. (George Washington Univ. Proj.) Series A, 5.75% 9/15/20 (MBIA Insured)	1,300	1,386
Metropolitan Washington Arpt. Auth. Gen. Arpt. Rev. Series 1998 B:
5.25% 10/1/09 (MBIA Insured) (d)	3,475	3,615
5.25% 10/1/10 (MBIA Insured) (d)	2,780	2,889
		18,207
Florida - 4.1%
Alachua County Health Facilities Auth. Health Facilities Rev. (Avmed/Santa Fe Health Care Sys. Proj.) 6% 11/15/09 (Escrowed to Maturity) (e)	720	746
Broward County School Board Ctfs. of Prtn. 5.25% 7/1/20 (MBIA Insured)	1,000	1,074
Clay County School Board Ctfs. of Prtn. Series B, 5% 7/1/16 (MBIA Insured)	1,385	1,492
Flagler County School Board Ctfs. Series A, 5% 8/1/16 (FSA Insured)	2,105	2,267
Florida Correctional Privatization Communications Ctfs. of Prtn. Series A, 5% 8/1/15 (AMBAC Insured)	2,690	2,892
Florida Dept. of Trans. Rev. Series 2005 A, 5% 7/1/16	3,465	3,732
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Obligated Group Proj.):
Series A, 4% 11/15/06	1,000	1,000
Series B, 5% 11/15/17	1,200	1,266
3.95%, tender 9/1/12 (c)	7,550	7,522
5%, tender 11/16/09 (c)	5,000	5,164
5.25% 11/15/11	3,735	3,858
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.) 4%, tender 8/1/07 (c)	18,000	17,979
Lee County Solid Waste Sys. Rev. 5.25% 10/1/09 (MBIA Insured) (d)	1,000	1,040
Miami Gen. Oblig. (Homeland Defense/Neighborhood Cap. Impt. Proj.) Series 2002, 5.5% 1/1/16 (MBIA Insured)	1,495	1,619
Miami-Dade County School Board Ctfs. of Prtn. 5%, tender 5/1/11 (MBIA Insured) (c)	1,400	1,474
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Orange County School Board Ctfs. of Prtn. Series A:
0% 8/1/13 (MBIA Insured)	$ 2,365	$ 1,804
5.375% 8/1/22 (Pre-Refunded to 8/1/07 @ 101) (e)	4,530	4,642
Palm Beach County School Board Ctfs. of Prtn. Series D, 5.25% 8/1/14 (FSA Insured)	3,535	3,802
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. 6% 4/1/10 (AMBAC Insured) (d)	2,000	2,122
Reedy Creek Impt. District Utils. Rev. Series 2, 5.25% 10/1/12 (MBIA Insured)	15,125	16,459
Saint Lucie County School Board Ctfs. of Prtn. 5% 7/1/17 (FSA Insured)	1,410	1,510
Seminole County School Board Ctfs. of Prtn. Series A, 5% 7/1/12 (MBIA Insured)	1,020	1,091
Volusia County School Board Ctfs. of Prtn. (School Board of Volusia County Master Lease Prog.) 5% 8/1/08 (FSA Insured)	1,700	1,740
		86,295
Georgia - 1.3%
Atlanta Arpt. Rev.:
Series 2000 B, 5.625% 1/1/09 (FGIC Insured) (d)	1,620	1,685
Series A, 5.375% 1/1/12 (FSA Insured) (d)	4,000	4,287
Series F, 5.25% 1/1/13 (FSA Insured) (d)	1,200	1,288
Augusta Wtr. & Swr. Rev. 5.25% 10/1/39 (FSA Insured)	3,570	3,857
Coweta County Dev. Auth. Rev. (Newman Wtr. Swr. & Lt. Common Proj.) 5.75% 1/1/16 (Pre-Refunded to 1/1/10 @ 101) (e)	1,440	1,549
Fulton DeKalb Hosp. Auth. Hosp. Rev.:
5% 1/1/07 (FSA Insured)	1,000	1,003
5% 1/1/10 (FSA Insured)	3,370	3,517
Georgia Gen. Oblig. Series 1993 A, 7.45% 1/1/09	2,880	3,122
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 1992 B, 8.25% 1/1/11 (MBIA Insured)	4,025	4,737
Series 2005 V:
6.6% 1/1/18 (e)	35	42
6.6% 1/1/18 (MBIA Insured)	1,550	1,842
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (e)	1,645	845
		27,774
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Hawaii - 0.2%
Hawaii Arpt. Sys. Rev. Series 2000 B, 8% 7/1/10 (FGIC Insured) (d)	$ 3,700	$ 4,230
Illinois - 9.5%
Chicago Board of Ed.:
(Westinghouse High School Proj.) Series C:
5.25% 12/1/15 (MBIA Insured)	2,150	2,380
5.5% 12/1/23 (MBIA Insured)	1,000	1,115
Series 1997 A, 0% 12/1/15 (AMBAC Insured)	1,150	792
Series A, 0% 12/1/16 (FGIC Insured)	1,000	659
Chicago Gen. Oblig.:
(City Colleges Proj.) 0% 1/1/16 (FGIC Insured)	4,100	2,800
Series 2004 A, 5.25% 1/1/29 (FSA Insured)	1,100	1,174
Series A:
5.25% 1/1/22 (MBIA Insured)	1,000	1,071
5.25% 1/1/33 (MBIA Insured)	2,930	3,075
5.25% 1/1/33 (Pre-Refunded to 1/1/11 @ 101) (e)	70	75
Series A2, 6% 1/1/11 (AMBAC Insured)	1,305	1,425
5.25% 1/1/11 (FSA Insured)	2,070	2,201
Chicago Midway Arpt. Rev.:
Series 2001 B, 5% 1/1/08 (FSA Insured)	1,250	1,271
Series B:
6% 1/1/09 (MBIA Insured) (d)	2,000	2,030
6.125% 1/1/12 (MBIA Insured) (d)	2,740	2,781
Chicago O'Hare Int'l. Arpt. Rev.:
Series 1999, 5.5% 1/1/11 (AMBAC Insured) (d)	10,000	10,589
Series A:
5% 1/1/12 (MBIA Insured)	1,100	1,168
5.5% 1/1/10 (AMBAC Insured) (d)	1,350	1,419
6.25% 1/1/08 (AMBAC Insured) (d)	8,815	9,042
5.5% 1/1/09 (AMBAC Insured) (d)	4,400	4,561
Chicago Park District Series A:
5.25% 1/1/21 (FGIC Insured)	1,765	1,900
5.5% 1/1/18 (FGIC Insured)	370	394
Chicago Sales Tax Rev. 5.5% 1/1/12 (FGIC Insured)	2,200	2,391
Chicago Spl. Trans. Rev.:
Series 2001, 5.5% 1/1/17 (Escrowed to Maturity) (e)	1,000	1,071
5.5% 1/1/12 (Escrowed to Maturity) (e)	1,470	1,589
Cook County Cmnty. Consolidated School District #21, Wheeling:
0% 12/1/13 (Escrowed to Maturity) (e)	2,500	1,900
0% 12/1/18 (Escrowed to Maturity) (e)	3,900	2,370
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Cook County Cmnty. Unit School District #401 Elmwood Park 0% 12/1/10 (FSA Insured)	$ 3,275	$ 2,796
Cook County High School District #201 J. Sterling Morton Tpk. 0% 12/1/11 (FGIC Insured)	4,275	3,506
DuPage County Forest Preserve District Rev.:
0% 11/1/09	4,000	3,565
0% 11/1/17	2,700	1,695
Granite City Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 3.85%, tender 5/1/08 (c)(d)	2,200	2,179
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. 5.5% 5/1/13 (FGIC Insured)	1,000	1,104
Hodgkins Tax Increment Rev. 5% 1/1/12	1,095	1,139
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	1,800	1,071
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.625% 10/1/15	1,505	1,676
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2000, 5.85% 2/1/07 (d)	2,500	2,511
Illinois Edl. Facilities Auth. Revs.:
(Northwestern Univ. Proj.) 5% 12/1/38	2,600	2,700
(Univ. of Chicago Proj.):
Series 2004 B1, 3.45%, tender 7/1/08 (c)	5,600	5,582
Series A, 5.25% 7/1/41 (Pre-Refunded to 7/1/11 @ 101) (e)	2,490	2,687
Series B:
3.1%, tender 7/1/07 (c)(e)	5	5
3.1%, tender 7/1/07 (c)	3,595	3,582
Illinois Fin. Auth. Gas Supply Rev. (Peoples Gas Lt. and Coke Co. Proj.) Series A, 4.3%, tender 6/1/16 (AMBAC Insured) (c)	1,400	1,434
Illinois Fin. Auth. Rev. (DePaul Univ. Proj.):
5% 10/1/09	1,000	1,035
5% 10/1/10	1,235	1,290
5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	2,815	2,995
Illinois Gen. Oblig.:
First Series:
5.25% 12/1/17 (FSA Insured)	1,000	1,083
5.375% 7/1/15 (MBIA Insured)	1,300	1,414
5.5% 8/1/10	1,400	1,494
5.5% 4/1/16 (FSA Insured)	1,000	1,094
5.5% 2/1/18 (FGIC Insured)	1,000	1,086
5.5% 8/1/19 (MBIA Insured)	1,250	1,362
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Gen. Oblig.: - continued
5.5% 4/1/17 (MBIA Insured)	$ 2,600	$ 2,749
5.6% 4/1/21 (MBIA Insured)	2,800	2,963
Illinois Health Facilities Auth. Rev.:
(Condell Med. Ctr. Proj.):
5% 5/15/09	1,040	1,060
7% 5/15/22	5,000	5,472
(Decatur Memorial Hosp. Proj.) Series 2001, 5.6% 10/1/16	2,600	2,767
(Riverside Health Sys. Proj.) 6.8% 11/15/20 (Pre-Refunded to 11/15/10 @ 101) (e)	2,755	3,114
Illinois Sales Tax Rev.:
Series W, 5% 6/15/13	3,430	3,467
6% 6/15/20	1,600	1,724
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 2006 A2, 5% 1/1/31 (FSA Insured)	7,600	8,013
Kane & DeKalb Counties Cmnty. Unit School District #302 5.8% 2/1/22 (FGIC Insured)	1,500	1,681
Kane County School District #129, Aurora West Side Series A, 5.75% 2/1/15 (Pre-Refunded to 2/1/12 @ 100) (e)	2,580	2,848
Kane, McHenry, Cook & DeKalb Counties Cmnty. Unit School District #300, Carpentersville 0% 12/1/18 (AMBAC Insured)	4,555	2,715
Lake County Cmnty. High School District #117, Antioch Series B, 0% 12/1/20 (FGIC Insured)	5,300	2,874
Lake County Cmnty. Unit School District #60 Waukegan:
Series C:
0% 12/1/13 (FSA Insured)	5,590	4,204
0% 12/1/14 (FSA Insured)	5,180	3,732
0% 12/1/15 (FSA Insured)	3,810	2,625
Series D:
0% 12/1/09 (FSA Insured)	3,480	3,092
0% 12/1/10 (FSA Insured)	3,380	2,886
Lake County Warren Township High School District #121, Gurnee Series C, 5.75% 3/1/20 (AMBAC Insured)	2,370	2,694
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.:
(McCormick Place Expansion Proj.):
Series 2002 A, 5.75% 6/15/41 (MBIA Insured)	7,100	7,784
Series A:
0% 6/15/11 (Escrowed to Maturity) (e)	7,780	6,531
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.: - continued
(McCormick Place Expansion Proj.):
Series A:
0% 6/15/16 (FGIC Insured)	$ 2,050	$ 1,378
0% 6/15/17 (FGIC Insured)	3,240	2,075
0% 6/15/20 (FGIC Insured)	1,400	774
Series 2002 A, 0% 6/15/14 (FGIC Insured)	4,135	3,039
Univ. of Illinois Auxiliary Facilities Sys. Rev. (UIC South Campus Dev. Proj.) 5.75% 1/15/19 (Pre-Refunded to 1/15/10 @ 100) (e)	1,000	1,068
Univ. of Illinois Ctfs. of Prtn. (Util. Infrastructure Proj.) 5% 8/15/11 (AMBAC Insured)	1,300	1,376
Will County Cmnty. Unit School District #365, Valley View 0% 11/1/17 (FSA Insured)	1,300	818
Will County Forest Preservation District Series B, 0% 12/1/14 (FGIC Insured)	1,000	720
		197,571
Indiana - 4.9%
Anderson School Bldg. Corp.:
5% 7/15/17 (AMBAC Insured)	1,150	1,243
5.5% 7/15/22 (Pre-Refunded to 7/15/14 @ 100) (e)	2,210	2,483
5.5% 7/15/23 (Pre-Refunded to 7/15/14 @ 100) (e)	1,000	1,124
Avon 2000 Cmnty. School Bldg. Corp. 5% 1/15/18 (FSA Insured)	1,475	1,589
Brownsburg 1999 School Bldg. Corp. Series B, 5% 1/15/15 (FSA Insured)	1,805	1,959
Carmel High School Bldg. Corp.:
5% 7/10/13 (FSA Insured)	1,145	1,233
5% 1/10/14 (FSA Insured)	1,180	1,273
5% 7/10/14 (FSA Insured)	1,215	1,316
5% 7/10/16 (FSA Insured)	1,180	1,267
Clark-Pleasant 2004 School Bldg. Corp. 5.25% 7/15/21 (FSA Insured)	1,405	1,520
Columbus Repair and Renovation School Bldg. Corp.:
5% 7/15/16 (MBIA Insured)	1,640	1,781
5% 7/15/17 (MBIA Insured)	1,720	1,859
Crown Point Multi-School Bldg. Corp. (Crown Point Cmnty. School Corp. Proj.) 0% 1/15/18 (MBIA Insured)	6,850	4,230
East Allen Woodlan School Bldg. Corp.:
5% 1/15/11 (MBIA Insured)	1,030	1,086
5% 1/15/12 (MBIA Insured)	1,295	1,378
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Franklin Township Independent School Bldg. Corp., Marion County 5% 7/15/15 (MBIA Insured)	$ 1,700	$ 1,852
GCS School Bldg. Corp. One:
5% 7/15/16 (FSA Insured)	1,170	1,261
5.5% 7/15/12 (FSA Insured)	1,280	1,402
Goshen Multi-School Bldg. Corp. 5% 1/15/13 (MBIA Insured)	1,755	1,882
Hamilton Heights School Bldg. Corp.:
5.25% 7/15/15 (FSA Insured)	1,010	1,115
5.25% 7/15/16 (FSA Insured)	2,095	2,325
Hobart Bldg. Corp. 6.5% 1/15/29 (FGIC Insured)	7,680	9,535
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.7%, tender 10/1/15 (c)(d)	1,250	1,272
Indiana Trans. Fin. Auth. Hwy.:
Series 1993 A:
0% 12/1/17 (AMBAC Insured)	1,470	921
0% 6/1/18 (AMBAC Insured)	1,740	1,063
Series A, 0% 6/1/17 (AMBAC Insured)	3,000	1,924
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.):
Series 2006 F, 5.25% 1/1/13 (AMBAC Insured) (d)	1,110	1,192
Series I:
5% 1/1/09 (MBIA Insured) (d)	1,600	1,641
5.25% 1/1/10 (MBIA Insured) (d)	3,545	3,700
Indianapolis Resource Recovery Rev. (Ogden Martin Sys., Inc. Proj.) 6.75% 12/1/07 (AMBAC Insured)	3,000	3,087
Indianapolis Thermal Energy Sys. Series 2001 A, 5.5% 10/1/16 (MBIA Insured)	5,000	5,437
Ivy Tech State College Series I, 5% 7/1/10 (AMBAC Insured)	1,640	1,721
Lawrenceburg School Bldg. Corp. 5.5% 7/15/17 (FGIC Insured)	1,090	1,193
Michigan City School Bldg. Corp. 5% 1/1/12 (MBIA Insured)	2,210	2,340
Mooresville School Bldg. Corp. 5% 7/15/16 (XL Cap. Assurance, Inc. Insured)	1,050	1,124
Perry Township Multi-School Bldg. Corp. 5.25% 1/10/14 (FSA Insured)	2,075	2,257
Petersburg Poll. Cont. Rev. 5.75% 8/1/21	9,000	9,625
Portage Township Multi-School Bldg. Corp.:
5.25% 7/15/19 (MBIA Insured)	1,530	1,669
5.25% 7/15/27 (MBIA Insured)	1,310	1,411
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Rockport Poll. Cont. Rev.:
(AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (c)	$ 2,000	$ 2,041
4.9%, tender 6/1/07 (c)	5,005	5,027
South Harrison School Bldg. Corp. Series A, 5.5% 7/15/20 (FSA Insured)	2,550	2,846
Southmont School Bldg. Corp.:
5% 1/15/14 (FGIC Insured)	1,690	1,812
5% 7/15/17 (FGIC Insured)	2,000	2,121
Wawasee Cmnty. School Corp. New Elementary and Remodeling Bldg. Corp. 5% 7/15/15 (FSA Insured)	1,455	1,585
Westfield Washington Multi-School Bldg. Corp. Series A, 5% 1/15/12 (FSA Insured)	1,005	1,070
		102,792
Iowa - 0.2%
Tobacco Settlement Auth. Tobacco Settlement Rev. 5.3% 6/1/25 (Pre-Refunded to 6/1/11 @ 101) (e)	3,000	3,194
Kansas - 0.5%
Burlington Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.) Series A, 4.75%, tender 10/1/07 (c)	2,800	2,828
Kansas Dev. Fin. Auth. Rev.:
(Sisters of Charity of Leavenworth Health Svcs. Corp. Proj.):
5.25% 12/1/10 (MBIA Insured)	2,230	2,307
5.25% 12/1/11 (MBIA Insured)	1,805	1,867
Series II, 5.5% 11/1/19	1,000	1,097
5.5% 11/1/20	1,000	1,098
Topeka Combined Util. Impt. Rev. Series 2005 A, 6% 8/1/23 (XL Cap. Assurance, Inc. Insured)	1,430	1,668
		10,865
Kentucky - 0.2%
Kenton County Arpt. Board Arpt. Rev. Series B, 5% 3/1/10 (MBIA Insured) (d)	1,645	1,707
Louisville & Jefferson County Reg'l. Arpt. Auth. Arpt. Sys. Rev. Series C, 5.5% 7/1/12 (FSA Insured) (d)	2,250	2,433
		4,140
Louisiana - 0.8%
Caddo Parish School District Series A:
5.25% 3/1/15 (FSA Insured)	1,070	1,180
5.25% 3/1/16 (FSA Insured)	1,290	1,430
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series B, 5% 2/1/12 (AMBAC Insured)	$ 1,000	$ 1,063
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax Series A, 5.25% 7/15/11 (AMBAC Insured)	2,700	2,876
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 D, 4%, tender 9/1/08 (c)	3,300	3,316
Louisiana State Citizens Property Ins. Corp. Assessment Rev. Series B, 5.25% 6/1/14 (AMBAC Insured)	5,000	5,471
New Orleans Gen. Oblig. 0% 9/1/13 (AMBAC Insured)	1,400	1,050
		16,386
Maine - 0.1%
Maine Tpk. Auth. Tpk. Rev. Series 2000, 5.75% 7/1/28 (Pre-Refunded to 7/1/10 @ 101) (e)	2,710	2,942
Maryland - 0.2%
Univ. of Maryland Sys. Auxiliary Facility & Tuition Rev. Series A, 5.125% 4/1/23	3,000	3,179
Massachusetts - 2.7%
Massachusetts Bay Trans. Auth. Series A, 5.75% 7/1/18	260	279
Massachusetts Dev. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.):
6.375% 8/1/14	1,315	1,435
6.375% 8/1/15	2,460	2,684
6.375% 8/1/16	2,570	2,804
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 5.5%, tender 5/1/14 (c)(d)	3,000	3,203
Massachusetts Fed. Hwy. Series 2000 A:
5.75% 6/15/11	4,000	4,321
5.75% 6/15/13	3,000	3,228
Massachusetts Gen. Oblig.:
Series 2001 A, 5.5% 1/1/11	4,000	4,291
Series 2005 C, 5.25% 9/1/23	6,300	6,880
Series C, 5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (e)	2,000	2,168
Series D:
5% 10/1/23 (Pre-Refunded to 10/1/13 @ 100) (e)	1,800	1,941
5.25% 10/1/20 (Pre-Refunded to 10/1/13 @ 100) (e)	5,900	6,451
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series A:
5.5% 1/1/12 (AMBAC Insured) (d)	1,000	1,058
5.5% 1/1/14 (AMBAC Insured) (d)	1,000	1,058
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series A: - continued
5.5% 1/1/17 (AMBAC Insured) (d)	$ 4,040	$ 4,253
Massachusetts Tpk. Auth. Western Tpk. Rev. Series A, 5.55% 1/1/17 (MBIA Insured)	4,550	4,806
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series A, 5.25% 8/1/13	25	26
Springfield Gen. Oblig. 5% 8/1/17 (MBIA Insured)	5,640	6,095
		56,981
Michigan - 3.1%
Clarkston Cmnty. Schools 5.375% 5/1/22 (Pre-Refunded to 5/1/13 @ 100) (e)	1,000	1,102
Detroit City School District Series A, 5.5% 5/1/11 (FSA Insured)	3,355	3,623
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.):
5% 9/30/11 (MBIA Insured)	2,000	2,128
5% 9/30/12 (MBIA Insured)	1,500	1,611
Detroit Gen. Oblig.:
Series A, 5% 4/1/08 (FSA Insured)	6,600	6,731
Series B1, 5% 4/1/13 (AMBAC Insured)	2,305	2,463
Detroit Swr. Disp. Rev. Series 2001 D1, 5.5%, tender 7/1/08 (MBIA Insured) (c)	10,000	10,297
Detroit Wtr. Supply Sys. Rev. 5.25% 7/1/14 (MBIA Insured)	2,600	2,860
Ferndale Gen. Oblig. 5% 4/1/16 (FGIC Insured)	1,450	1,547
Livonia Pub. School District Series II, 0% 5/1/21 (FGIC Insured) (Pre-Refunded to 5/1/07 @ 39.31) (e)	7,800	3,005
Michigan Ctfs. of Prtn. 5.75% 6/1/17 (Pre-Refunded to 6/1/10 @ 100) (e)	1,000	1,075
Michigan Higher Ed. Student Ln. Auth. Rev. Series XII W, 4.875% 9/1/10 (AMBAC Insured) (d)	8,915	9,136
Michigan Hosp. Fin. Auth. Hosp. Rev.:
(Crittenton Hosp. Proj.) Series A:
5.5% 3/1/16	1,000	1,073
5.5% 3/1/17	1,885	2,023
(McLaren Health Care Corp. Proj.) Series A, 5% 6/1/19	8,000	8,189
(Mercy Health Svcs. Proj.) Series Q, 6% 8/15/09 (Escrowed to Maturity) (e)	1,195	1,217
(Oakwood Obligated Group Proj.) 5.5% 11/1/11	1,915	2,057
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Strategic Fund Ltd. Oblig. Rev. (Detroit Edison Co. Proj.) Series A, 5.55% 9/1/29 (MBIA Insured) (d)	$ 1,500	$ 1,584
Southfield Pub. Schools Series A, 5.25% 5/1/16 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	1,025	1,114
Troy School District 5% 5/1/12 (MBIA Insured)	1,075	1,150
		63,985
Minnesota - 0.6%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Health Partners Oblig. Group Proj.):
5.25% 12/1/09	1,250	1,298
5.625% 12/1/22	575	620
Osseo Independent School District #279 Series B, 5% 2/1/13	2,445	2,552
Rochester Health Care Facilities Rev. (Mayo Foundation Proj.) Series A, 5.5% 11/15/27	5,910	6,135
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.25% 5/1/15	1,500	1,525
		12,130
Mississippi - 0.4%
Harrison County School District 5% 3/1/16 (AMBAC Insured)	1,660	1,793
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.4%, tender 3/1/11 (c)(d)	1,275	1,280
Mississippi Higher Ed. Student Ln. Series 2000 B3, 5.45% 3/1/10 (d)	3,800	3,968
Mississippi Hosp. Eq. & Facilities Auth. (South Central Reg'l. Med. Ctr. Proj.) 5% 12/1/11	1,305	1,360
		8,401
Missouri - 1.1%
Bi-State Dev. Agcy. Rev. 3.95%, tender 10/1/09, LOC JPMorgan Chase Bank (c)	8,400	8,459
Fenton Tax Increment Rev. (Gravois Bluffs Redev. Proj.) 5% 4/1/13	1,000	1,049
Mehlville School District #R-9, Saint Louis County Ctfs. of Prtn.:
(Missouri Cap. Impt. Projs.) Series 2002, 5.5% 9/1/17 (Pre-Refunded to 9/1/12 @ 100) (e)	1,000	1,101
5% 9/1/16 (FSA Insured)	2,030	2,186
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	$ 1,000	$ 1,158
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. (State Revolving Fund Prog.) Series 2003 A, 5.125% 1/1/20	2,315	2,479
Missouri Highways & Trans. Commission State Road Rev. Series 2001 A, 5.625% 2/1/13	2,370	2,563
Saint Louis Muni. Fin. Corp. Leasehold Rev.:
(Civil Courts Bldg. Proj.) Series 2003 A, 5% 8/1/10 (FSA Insured)	2,010	2,111
(Convention Ctr. Proj.) 5.25% 7/15/13 (AMBAC Insured)	1,880	2,052
		23,158
Montana - 0.2%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series A, 5.2%, tender 5/1/09 (c)	4,200	4,310
Nevada - 1.0%
Clark County Arpt. Rev. Series C:
5.375% 7/1/18 (AMBAC Insured) (d)	1,500	1,600
5.375% 7/1/20 (AMBAC Insured) (d)	1,100	1,172
Clark County Gen. Oblig. Series 2000, 5.5% 7/1/30 (Pre-Refunded to 7/1/10 @ 100) (e)	1,500	1,602
Clark County Las Vegas-McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2002 A, 5% 7/1/07 (MBIA Insured) (d)	5,735	5,793
Clark County School District:
Series C, 5.375% 6/15/15 (Pre-Refunded to 6/15/12 @ 100) (e)	1,000	1,091
Series F, 5.375% 6/15/11 (FSA Insured)	4,700	5,049
Las Vegas Valley Wtr. District Series B, 5.25% 6/1/17 (MBIA Insured)	2,300	2,480
Washoe County Gen. Oblig. Series 2000 B, 0% 7/1/16 (FSA Insured)	4,140	2,759
		21,546
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Hampshire - 0.2%
Manchester School Facilities Rev. 5.5% 6/1/20 (Pre-Refunded to 6/1/13 @ 100) (e)	$ 1,150	$ 1,277
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. (United Illumination Co.) Series A, 3.65%, tender 2/1/10 (AMBAC Insured) (c)(d)	2,400	2,369
		3,646
New Jersey - 2.7%
Camden County Impt. Auth. Rev. (Cooper Health Sys. Obligated Group Proj.) Series B, 5.25% 2/15/10	1,925	1,988
Elizabeth Gen. Oblig. 5.25% 8/15/09 (MBIA Insured)	1,200	1,258
New Jersey Econ. Dev. Auth. Rev.:
Series 2005 O:
5.125% 3/1/28	2,000	2,130
5.25% 3/1/15	3,000	3,295
5.25% 3/1/23	1,500	1,622
5.25% 3/1/26	4,700	5,064
5.25% 3/1/21 (MBIA Insured)	1,200	1,307
5.25% 3/1/25	4,200	4,528
New Jersey Tpk. Auth. Tpk. Rev. Series A, 5% 1/1/25 (FSA Insured)	2,610	2,776
New Jersey Trans. Trust Fund Auth. Series B, 5.25% 12/15/16 (MBIA Insured)	5,000	5,566
Tobacco Settlement Fing. Corp.:
4.375% 6/1/19	4,825	4,822
5.75% 6/1/32	4,755	4,999
6.125% 6/1/24	6,400	6,927
6.375% 6/1/32	2,755	3,021
6.75% 6/1/39	3,735	4,182
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) 5.5% 5/1/28 (FGIC Insured)	2,000	2,217
		55,702
New Mexico - 0.4%
Albuquerque Arpt. Rev. 6.5% 7/1/07 (AMBAC Insured) (d)	1,400	1,429
Farmington Poll. Cont. Rev. Series B, 3.55%, tender 4/1/10 (FGIC Insured) (c)	2,410	2,393
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Mexico - continued
New Mexico Edl. Assistance Foundation Sr. Series A3, 4.95% 3/1/09 (d)	$ 2,000	$ 2,048
New Mexico Edl. Assistance Foundation Student Ln. Rev. Sr. Series IV A1, 7.05% 3/1/10 (d)	2,075	2,103
		7,973
New York - 12.6%
Erie County Indl. Dev. Agcy. School Facility Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/16 (FSA Insured)	4,740	5,279
5.75% 5/1/22 (FSA Insured)	2,240	2,448
Series 2004:
5.75% 5/1/17 (FSA Insured)	2,895	3,288
5.75% 5/1/25 (FSA Insured)	1,715	1,926
5.75% 5/1/19 (FSA Insured)	5,590	6,337
5.75% 5/1/22 (FSA Insured)	8,525	9,616
Long Island Pwr. Auth. Elec. Sys. Rev. Series B:
5% 6/1/10	2,600	2,717
5% 6/1/11	1,075	1,134
Metropolitan Trans. Auth. Rev.:
Series 2005 C:
5% 11/15/16	1,000	1,090
5.25% 11/15/14	1,000	1,099
Series F, 5.25% 11/15/27 (MBIA Insured)	1,400	1,506
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (e)	2,495	2,497
Series A, 5.5% 1/1/20 (MBIA Insured)	1,600	1,745
Series B, 5.5% 7/1/19 (MBIA Insured)	1,000	1,093
New York City Gen. Oblig.:
Series 1997 H, 6% 8/1/12 (FGIC Insured)	1,700	1,909
Series 2000 A, 6.5% 5/15/11	365	402
Series 2002 C, 5.5% 8/1/13	2,000	2,191
Series 2003 I, 5.75% 3/1/16 (Pre-Refunded to 3/1/13 @ 100) (e)	2,100	2,360
Series 2005 G, 5% 8/1/14	6,500	7,001
Series 2005 J, 5% 3/1/12	3,020	3,211
Series 2005 K, 5% 8/1/11	6,000	6,344
Series A, 5.25% 11/1/14 (MBIA Insured)	600	650
Series C, 5.75% 3/15/27 (Pre-Refunded to 3/15/12 @ 100) (e)	390	432
Series G, 5.25% 8/1/14 (AMBAC Insured)	1,000	1,073
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series J:
5.5% 6/1/19	$ 2,900	$ 3,166
5.875% 2/15/19	10	10
Subseries 2005 F1, 5.25% 9/1/14	3,600	3,941
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (Terminal One Group Assoc. Proj.) 5% 1/1/07 (d)	1,810	1,815
New York Counties Tobacco Trust I Series B, 6.5% 6/1/35 (Pre-Refunded to 6/1/10 @ 101) (e)	6,925	7,683
New York State Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A:
5.75% 7/1/13	3,400	3,696
5.75% 7/1/13 (AMBAC Insured)	1,100	1,199
Series C, 7.5% 7/1/10	4,210	4,532
(Long Island Jewish Med. Ctr. Proj.) 5.25% 7/1/11 (MBIA Insured)	1,200	1,247
(Mental Health Svcs. Proj.) Series D, 5% 2/15/12 (FGIC Insured)	9,000	9,596
(New York & Presbyterian Hosp. Proj.) 4.4% 8/1/13 (AMBAC Insured)	320	321
(State Univ. Edl. Facilities Proj.) Series A, 5.25% 5/15/15 (MBIA Insured)	5,500	6,045
Series 2003 A, 5% 3/15/09	3,000	3,102
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev. Series F:
4.875% 6/15/18	1,100	1,130
4.875% 6/15/20	2,200	2,258
5% 6/15/15	775	800
New York State Thruway Auth. Gen. Rev. Series 2005 G, 5.25% 1/1/27 (FSA Insured)	5,000	5,457
New York State Thruway Auth. Svc. Contract Rev. 5.5% 4/1/16	765	832
New York State Urban Dev. Corp. Rev. (Correctional Cap. Facilities Proj.) Series A, 5.25% 1/1/14 (FSA Insured)	1,685	1,818
New York Transitional Fin. Auth. Rev.:
Series A:
5.5% 11/1/26 (b)	4,490	4,861
5.75% 2/15/16	30	32
6% 11/1/28 (b)	40,925	45,204
Series B, 5.25% 2/1/29 (b)	3,800	4,033
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Tobacco Settlement Fing. Corp.:
Series 2003 C1, 5.5% 6/1/19	$ 4,100	$ 4,469
Series 2004 B1, 5% 6/1/09 (FGIC Insured)	3,745	3,881
Series A1:
5% 6/1/11	1,540	1,541
5.25% 6/1/21 (AMBAC Insured)	2,200	2,365
5.25% 6/1/22 (AMBAC Insured)	3,450	3,704
5.5% 6/1/14	3,200	3,351
5.5% 6/1/15	9,900	10,501
5.5% 6/1/16	16,800	17,819
5.5% 6/1/17	1,900	2,040
Series C1:
5.5% 6/1/14	3,900	4,084
5.5% 6/1/15	4,100	4,349
5.5% 6/1/16	1,600	1,721
5.5% 6/1/17	3,900	4,187
5.5% 6/1/18	5,165	5,592
5.5% 6/1/20	800	870
Triborough Bridge & Tunnel Auth. Revs. Series 2005 A, 5.125% 1/1/22	2,000	2,117
TSASC, Inc. Rev. Series 1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (e)	7,875	8,480
		261,197
New York & New Jersey - 0.6%
Port Auth. of New York & New Jersey:
120th Series, 5.75% 10/15/13 (MBIA Insured) (d)	7,220	7,427
124th Series, 5% 8/1/13 (FGIC Insured) (d)	1,215	1,250
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (MBIA Insured) (d)	4,100	4,705
		13,382
North Carolina - 1.1%
Dare County Ctfs. of Prtn.:
5.25% 6/1/16 (AMBAC Insured)	1,580	1,722
5.25% 6/1/20 (AMBAC Insured)	1,520	1,643
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.) Series B, 5.25% 6/1/17	1,400	1,528
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 1993 B, 7% 1/1/08 (MBIA Insured)	900	938
Series A:
5.5% 1/1/11	1,590	1,686
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.: - continued
Series A:
5.75% 1/1/26	$ 1,000	$ 1,057
Series B, 6.125% 1/1/09	2,220	2,324
Series C:
5.25% 1/1/10	2,630	2,735
5.5% 1/1/07	1,000	1,004
Series D:
5.375% 1/1/10	3,360	3,506
6% 1/1/09	2,430	2,487
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. (North Carolina Correctional Facilities Proj.) Series A, 5% 2/1/17	2,500	2,664
		23,294
North Dakota - 0.3%
Fargo Health Sys. Rev. Series A, 5.625% 6/1/15 (AMBAC Insured)	3,685	4,022
North Dakota Bldg. Auth. Lease Rev. Series A, 5.25% 6/1/07 (FGIC Insured)	1,140	1,153
		5,175
Ohio - 0.5%
Franklin County Hosp. Rev. 5.5% 5/1/21 (Pre-Refunded to 5/1/11 @ 101) (e)	2,000	2,179
Indian Hill Exempt Village School District Hamilton County 5.5% 12/1/16 (Pre-Refunded to 12/1/11 @ 100) (e)	1,060	1,156
Lake County Hosp. Impt. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) 6.875% 8/15/11 (Escrowed to Maturity) (e)	2,600	2,811
Ohio Air Quality Dev. Auth. Rev. Series 2002 A, 4.2%, tender 1/2/07 (c)	1,000	1,000
Ohio Gen. Oblig. Series 2003 D, 2.45%, tender 9/14/07 (c)	1,350	1,333
Olentangy Local School District:
5.5% 12/1/15 (FSA Insured)	25	27
5.5% 12/1/15 (Pre-Refunded to 6/1/12 @ 100) (e)	975	1,070
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B:
6.375% 11/15/22	500	545
6.375% 11/15/22 (Pre-Refunded to 11/15/10 @ 101) (e)	1,000	1,114
		11,235
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - 1.1%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11 (Escrowed to Maturity) (e)	$ 1,000	$ 822
Durant Cmnty. Facilities Auth. Sales Tax Rev. 5.5% 11/1/19 (XL Cap. Assurance, Inc. Insured)	1,050	1,160
Grand River Dam Auth. Rev. 6.25% 6/1/11 (AMBAC Insured)	3,350	3,721
Midwest City Muni. Auth. Cap. Impt. Rev. 5.5% 6/1/10 (Escrowed to Maturity) (e)	3,035	3,143
Oklahoma City Pub. Property Auth. Hotel Tax Rev.:
5.5% 10/1/19 (FGIC Insured)	2,165	2,422
5.5% 10/1/20 (FGIC Insured)	1,550	1,729
Tulsa County Indl. Auth. Cap. Impts. Rev. Series 2006 D, 5.25% 1/1/11 (FSA Insured)	5,465	5,812
Tulsa Indl. Auth. Rev. (Univ. of Tulsa Proj.) Series 2000 A, 5.75% 10/1/25 (MBIA Insured)	4,000	4,276
		23,085
Oregon - 0.2%
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series B, 5% 5/1/09 (FSA Insured)	720	746
Tri-County Metropolitan Trans. District Rev. Series A:
5.75% 8/1/14 (Pre-Refunded to 8/1/10 @ 100) (e)	1,520	1,636
5.75% 8/1/17 (Pre-Refunded to 8/1/10 @ 100) (e)	1,950	2,099
		4,481
Pennsylvania - 2.5%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1:
5.75% 1/1/07 (MBIA Insured) (d)	2,000	2,010
5.75% 1/1/12 (MBIA Insured) (d)	1,210	1,309
Allegheny County Hosp. Dev. Auth. Rev. (UPMC Health Sys. Proj.) Series 1999 B, 4.55% 12/15/10 (AMBAC Insured)	1,330	1,359
Annville-Cleona School District 5.5% 3/1/23 (FSA Insured)	1,300	1,447
Canon McMillan School District Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	1,400	1,505
Central Dauphin School District Gen. Oblig. 7% 2/1/27 (Pre-Refunded to 2/1/16 @ 100) (e)	1,000	1,255
Clarion County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) 3.6%, tender 12/1/09 (AMBAC Insured) (c)(d)	5,665	5,575
Delaware County Auth. Hosp. Rev. (Crozer-Chester Med. Ctr. Proj.) 5.75% 12/15/13	1,165	1,216
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Easton Area School District Series 2005, 7.5% 4/1/21 (FSA Insured) (f)	$ 2,000	$ 2,567
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A, 6% 6/1/22 (AMBAC Insured)	3,930	4,746
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 A:
6.125% 11/1/21 (d)	1,300	1,401
6.5% 11/1/16 (d)	1,100	1,205
(Shippingport Proj.) Series A, 4.35%, tender 6/1/10 (c)(d)	2,300	2,308
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Univ. of Pennsylvania Health Systems Proj.) Series A, 5% 8/15/16 (AMBAC Insured)	1,400	1,519
(UPMC Health Sys. Proj.) Series 2001 A, 6% 1/15/22	4,000	4,383
Pennsylvania Tpk. Commission Tpk. Rev. Series S, 5.625% 6/1/12 (FGIC Insured)	2,500	2,738
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) 4th Series, 5.25% 8/1/16 (FSA Insured)	2,355	2,550
Philadelphia Gen. Oblig. Series 2003 A, 5% 2/15/12 (XL Cap. Assurance, Inc. Insured)	1,000	1,065
Philadelphia Muni. Auth. Rev. Series B, 5.25% 11/15/11 (FSA Insured)	3,360	3,601
Philadelphia School District Series B, 5% 4/1/11 (AMBAC Insured)	2,100	2,217
Pittsburgh Gen. Oblig. Series B, 5.25% 9/1/15 (FSA Insured)	3,000	3,314
Pittsburgh School District Series A, 5% 9/1/09 (MBIA Insured)	1,670	1,726
West Allegheny School District Series B, 5.25% 2/1/13 (FGIC Insured)	1,345	1,466
		52,482
Puerto Rico - 0.4%
Puerto Rico Govt. Dev. Bank 5% 12/1/10	6,000	6,260
Puerto Rico Pub. Bldg. Auth. Rev. Series K, 4%, tender 7/1/07 (MBIA Insured) (c)	1,000	1,002
		7,262
Rhode Island - 0.1%
Rhode Island Health & Edl. Bldg. Corp. Rev. (Lifespan Corp. Proj.) Series A, 5% 5/15/14 (FSA Insured)	2,000	2,150
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - 1.4%
Charleston County Hosp. Facilities (Care Alliance Health Services Proj.) Series A, 5.25% 8/15/11	$ 1,765	$ 1,850
Columbia Gen. Oblig. Ctfs. Prtn. (Tourism Dev. Fee Pledge Proj.) Series 2003, 5.25% 6/1/18 (AMBAC Insured)	2,310	2,502
Greenville County Pub. Facilities Corp. Ctfs. of Prtn. (Courthouse and Detention Proj.) 5% 4/1/11 (AMBAC Insured)	1,565	1,656
Greenville County School District Installment Purp. Rev. 5% 12/1/10	1,700	1,782
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) 5% 12/1/10	680	713
South Carolina Jobs Econ. Dev. Auth. Hosp. Facilities Rev. (Palmetto Health Alliance Proj.) Series A, 7.125% 12/15/15 (Pre-Refunded to 12/15/10 @ 102) (e)	5,500	6,322
South Carolina Pub. Svc. Auth. Rev.:
(Santee Cooper Proj.) Series 2005 B, 5% 1/1/18 (MBIA Insured)	1,800	1,949
Series 2005 B, 5% 1/1/10 (MBIA Insured)	3,000	3,130
Series A:
5.5% 1/1/14 (FGIC Insured)	1,300	1,449
5.5% 1/1/16 (FGIC Insured)	2,705	3,058
Univ. of South Carolina Higher Ed. Facilities Rev. Series A:
5% 6/1/16 (MBIA Insured)	2,040	2,224
5% 6/1/17 (MBIA Insured)	2,035	2,211
		28,846
South Dakota - 0.3%
Minnehaha County Gen. Oblig.:
5.625% 12/1/16 (Pre-Refunded to 12/1/10 @ 100) (e)	2,000	2,149
5.625% 12/1/17 (Pre-Refunded to 12/1/10 @ 100) (e)	2,115	2,270
5.625% 12/1/18 (Pre-Refunded to 12/1/10 @ 100) (e)	2,350	2,518
		6,937
Tennessee - 1.3%
Clarksville Natural Gas Acquisition Corp. Gas Rev.:
5% 12/15/10	5,000	5,232
5% 12/15/11	3,285	3,468
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Fort Sanders Alliance Proj.) Series C:
5.25% 1/1/15 (MBIA Insured)	$ 1,240	$ 1,359
6.25% 1/1/13 (MBIA Insured)	1,700	1,930
7.25% 1/1/10 (MBIA Insured)	8,000	8,854
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series A:
5% 9/1/10 (MBIA Insured)	1,755	1,844
5% 9/1/11 (MBIA Insured)	1,835	1,940
5% 9/1/13 (MBIA Insured)	2,010	2,154
Shelby County Health Edl. & Hsg. Facility Board Hosp. Rev. (Methodist Health Care Proj.) 5.5% 4/1/09 (MBIA Insured)	1,100	1,141
		27,922
Texas - 15.0%
Abilene Independent School District 5% 2/15/17	1,090	1,173
Alvin Independent School District Series A, 5.25% 2/15/17	1,015	1,107
Austin Cmnty. College District 5.5% 8/1/34	1,900	2,096
Austin Independent School District 5.25% 8/1/11	3,515	3,768
Austin Util. Sys. Rev.:
Series A, 0% 11/15/10 (MBIA Insured)	5,200	4,450
0% 11/15/12 (AMBAC Insured)	5,645	4,447
0% 5/15/17 (FGIC Insured)	1,900	1,224
Austin Wtr. & Wastewtr. Sys. Rev. 5% 11/15/10 (MBIA Insured)	1,735	1,828
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev.:
5.375% 5/1/15 (FSA Insured)	175	189
5.375% 5/1/15 (Pre-Refunded to 5/1/12 @ 100) (e)	1,190	1,295
5.375% 5/1/16 (FSA Insured)	185	200
5.375% 5/1/16 (Pre-Refunded to 5/1/12 @ 100) (e)	1,240	1,349
5.375% 5/1/17 (FSA Insured)	195	210
5.375% 5/1/17 (Pre-Refunded to 5/1/12 @ 100) (e)	1,295	1,409
Birdville Independent School District:
0% 2/15/12	4,150	3,363
5% 2/15/10	1,200	1,254
Boerne Independent School District 5.25% 2/1/35	1,300	1,382
Bryan Wtrwks. & Swr. Sys. Rev. 5.5% 7/1/11 (FSA Insured)	1,500	1,620
Cedar Hill Independent School District 0% 8/15/07	1,270	1,230
Clint Independent School District 5.5% 8/15/18	1,000	1,093
Corpus Christi Gen. Oblig. 5% 3/1/10 (AMBAC Insured)	1,565	1,636
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Corpus Christi Util. Sys. Rev. 5.25% 7/15/16 (FSA Insured)	$ 3,000	$ 3,337
Cypress-Fairbanks Independent School District:
Series A, 0% 2/15/16	3,640	2,471
5.75% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (e)	1,500	1,654
Dallas County Gen. Oblig. Series A, 0% 8/15/07	3,605	3,496
Dallas Independent School District Series 2005, 5.25% 8/15/11	2,000	2,145
Del Valle Independent School District:
5% 2/1/15	2,015	2,168
5% 2/1/16	2,195	2,353
5.5% 2/1/10	1,275	1,351
5.5% 2/1/11	1,350	1,451
Denton County Gen. Oblig. 5% 7/15/14 (FSA Insured)	3,570	3,835
El Paso Independent School District 5% 8/15/15	2,160	2,353
Fort Worth Independent School District 5% 2/15/12	1,500	1,598
Fort Worth Wtr. & Swr. Rev. Series A, 5% 2/15/11 (FSA Insured)	2,000	2,110
Gainesville Independent School District 5.25% 2/15/36	1,000	1,077
Garland Independent School District:
Series A, 5% 2/15/10	1,000	1,045
5.5% 2/15/12	2,180	2,312
Garland Wtr. & Swr. Rev. 5.25% 3/1/20 (AMBAC Insured)	1,170	1,259
Harlandale Independent School District:
5.5% 8/15/35	15	16
5.5% 8/15/35 (Pre-Refunded to 8/15/10 @ 100) (e)	1,385	1,481
Harris County Gen. Oblig.:
(Toll Road Proj.) 0% 10/1/14 (MBIA Insured)	8,530	6,182
Series A, 5.25% 8/15/35 (FSA Insured)	4,600	4,837
0% 10/1/16 (MBIA Insured)	6,180	4,096
Harris County Health Facilities Dev. Corp. Rev. (Saint Luke's Episcopal Hosp. Proj.) Series 2001 A:
5.625% 2/15/14 (Pre-Refunded to 8/15/11 @ 100) (e)	2,500	2,719
5.625% 2/15/15 (Pre-Refunded to 8/15/11 @ 100) (e)	2,680	2,915
Houston Area Wtr. Corp. Contract Rev. (Northeast Wtr. Purification Proj.):
5.5% 3/1/15 (FGIC Insured)	1,000	1,090
5.5% 3/1/18 (FGIC Insured)	1,140	1,236
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Arpt. Sys. Rev.:
(Automated People Mover Proj.) Series A, 5.375% 7/15/11 (FSA Insured) (d)	$ 3,300	$ 3,337
Series B, 5.5% 7/1/30 (FSA Insured)	3,900	4,132
Houston Gen. Oblig. Series A, 5.25% 3/1/13	250	260
Houston Independent School District:
Series A, 0% 8/15/11	13,740	11,376
0% 8/15/10 (AMBAC Insured)	2,200	1,901
0% 8/15/15	2,000	1,388
Houston Wtr. & Swr. Sys. Rev. Series C:
0% 12/1/10 (AMBAC Insured)	2,600	2,221
0% 12/1/11 (AMBAC Insured)	8,250	6,770
Humble Independent School District:
0% 2/15/10	2,320	2,043
0% 2/15/16	1,250	852
0% 2/15/17	1,400	912
Katy Independent School District Series A, 0% 2/15/07	2,550	2,517
Keller Independent School District:
Series 1996 A, 0% 8/15/17	1,020	646
Series A, 0% 8/15/12	1,590	1,262
Klein Independent School District Series A:
5% 8/1/13	1,455	1,568
5% 8/1/14	5,110	5,539
La Joya Independent School District 5.75% 2/15/17 (Pre-Refunded to 2/15/10 @ 100) (e)	2,200	2,351
Lamar Consolidated Independent School District 5.25% 2/15/14	305	312
Laredo Gen. Oblig. 5.125% 8/15/11 (FGIC Insured)	2,225	2,316
Lewisville Independent School District 0% 8/15/08	5,000	4,688
Lower Colorado River Auth. Rev. 0% 1/1/09 (Escrowed to Maturity) (e)	615	566
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Services Corp. Proj.) Series C, 5.25% 5/15/21 (AMBAC Insured)	2,405	2,592
Lubbock Health Facilities Dev. Corp. Rev. (Carillon, Inc. Proj.) Series A, 6.5% 7/1/29 (Pre-Refunded to 7/1/09 @ 102) (e)	5,475	5,992
Mansfield Independent School District:
5.5% 2/15/13	230	247
5.5% 2/15/13 (Pre-Refunded to 2/15/11 @ 100) (e)	1,345	1,448
5.5% 2/15/14	330	354
5.5% 2/15/14 (Pre-Refunded to 2/15/11 @ 100) (e)	1,950	2,099
5.5% 2/15/15	2,270	2,469
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Mansfield Independent School District: - continued
5.5% 2/15/16	$ 3,450	$ 3,752
5.5% 2/15/18	145	155
5.5% 2/15/18 (Pre-Refunded to 2/15/11 @ 100) (e)	855	920
5.5% 2/15/19	2,530	2,714
McLennan County Jr. College District 5% 8/15/17 (FSA Insured)	1,235	1,324
Mesquite Independent School District:
3.65%, tender 12/1/08 (Liquidity Facility JPMorgan Chase Bank) (c)	2,700	2,700
5.375% 8/15/11	430	443
Midway Independent School District 0% 8/15/19	1,400	804
Montgomery County Gen. Oblig. Series A:
5.625% 3/1/19 (FSA Insured)	520	568
5.625% 3/1/19 (Pre-Refunded to 3/1/12 @ 100) (e)	3,480	3,820
Mount Pleasant Independent School District 5.5% 2/15/17 (Pre-Refunded to 8/15/11 @ 100) (e)	1,010	1,095
Navasota Independent School District:
5.25% 8/15/34 (FGIC Insured)	1,000	1,073
5.5% 8/15/26 (FGIC Insured)	1,225	1,355
New Braunfels Independent School District 5.5% 2/1/15	1,135	1,217
North Central Health Facilities Dev. Corp. Rev. Series 1997 B, 5.75% 2/15/15 (MBIA Insured)	2,520	2,854
Northside Independent School District:
Series A, 5.25% 2/15/17	2,975	3,194
5.5% 2/15/13	1,090	1,171
5.5% 2/15/13 (Pre-Refunded to 2/15/11 @ 100) (e)	1,220	1,313
5.5% 2/15/16 (Pre-Refunded to 2/15/11 @ 100) (e)	530	571
Pearland Independent School District Series A, 5.875% 2/15/19 (Pre-Refunded to 2/15/11 @ 100) (e)	1,000	1,091
Pflugerville Independent School District:
5.75% 8/15/14 (Pre-Refunded to 8/15/10 @ 100) (e)	1,000	1,078
5.75% 8/15/17 (Pre-Refunded to 8/15/10 @ 100) (e)	500	539
Red River Ed. Fin. Corp. Ed. Rev. (Hockaday School Proj.) 5.75% 5/15/19 (Pre-Refunded to 5/15/10 @ 100) (e)	1,210	1,299
Rockwall Independent School District:
5.375% 2/15/17	20	22
5.375% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (e)	1,025	1,112
5.375% 2/15/18	25	27
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Rockwall Independent School District: - continued
5.375% 2/15/18 (Pre-Refunded to 2/15/12 @ 100) (e)	$ 1,345	$ 1,459
5.625% 2/15/11	3,865	4,177
Round Rock Independent School District:
Series 2001 A:
5.5% 8/1/13 (Pre-Refunded to 8/1/11 @ 100) (e)	1,940	2,103
5.5% 8/1/15 (Pre-Refunded to 8/1/11 @ 100) (e)	1,510	1,637
5.375% 8/1/15 (Pre-Refunded to 8/1/12 @ 100) (e)	1,000	1,091
5.375% 8/1/17 (Pre-Refunded to 8/1/12 @ 100) (e)	1,050	1,146
San Antonio Elec. & Gas Sys. Rev.:
3.55%, tender 12/1/07 (c)	7,300	7,296
5.375% 2/1/17	3,495	3,767
5.375% 2/1/17 (Pre-Refunded to 2/1/12 @ 100) (e)	2,505	2,710
5.75% 2/1/11 (Escrowed to Maturity) (e)	1,410	1,492
San Antonio Muni. Drainage Util. Sys. Rev.:
5.25% 2/1/13 (MBIA Insured)	1,740	1,892
5.25% 2/1/14 (MBIA Insured)	1,835	2,012
San Antonio Wtr. Sys. Rev. 5.875% 5/15/17 (Pre-Refunded to 11/15/09 @ 100) (e)	1,000	1,068
San Marcos Consolidated Independent School District:
5% 8/1/16	1,190	1,281
5.25% 8/1/21	3,650	3,972
5.625% 8/1/26	1,000	1,121
Snyder Independent School District 5.25% 2/15/26 (AMBAC Insured)	1,350	1,462
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) 5.5% 10/1/12 (AMBAC Insured)	2,905	3,189
Spring Branch Independent School District:
Series 2001, 5.375% 2/1/14	2,700	2,890
5.375% 2/1/18	1,400	1,497
Spring Independent School District 0% 2/15/07	5,900	5,823
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. 5.375% 11/15/20	1,250	1,287
Texas Gen. Oblig. (College Student Ln. Prog.):
5.25% 8/1/09 (d)	6,885	7,146
5.375% 8/1/10 (d)	1,900	2,001
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/16 (MBIA Insured)	2,200	1,460
Texas Pub. Fin. Auth. Rev.:
(Bldg. and Procurement Commission Proj.) Series A, 5% 2/1/10 (AMBAC Insured)	1,000	1,044
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Pub. Fin. Auth. Rev.: - continued
(Stephen F. Austin State Univ. Proj.) 5% 10/15/14 (MBIA Insured)	$ 1,300	$ 1,409
Texas State Univ. Sys. Fing. Rev.:
5% 3/15/12 (FSA Insured)	2,000	2,131
5% 3/15/16 (FSA Insured)	4,565	4,920
Texas Tpk. Auth. Central Tpk. Sys. Rev. 5.75% 8/15/38 (AMBAC Insured)	10,110	11,076
Texas Wtr. Dev. Board Rev.:
Series A, 5.5% 7/15/21	1,700	1,782
Series B, 5.625% 7/15/21	2,010	2,130
Travis County Health Facilities Dev. Corp. Rev. (Ascension Health Cr. Prog.) Series A, 6.25% 11/15/19 (Pre-Refunded to 11/15/09 @ 101) (e)	4,000	4,345
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) 5.25% 7/1/10	4,080	4,168
Waxahachie Independent School District:
0% 8/15/14	1,460	1,060
0% 8/15/20 (Pre-Refunded to 8/15/10 @ 51.59) (e)	4,780	2,134
0% 8/15/21 (Pre-Refunded to 8/15/10 @ 48.18) (e)	3,860	1,610
White Settlement Independent School District 5.75% 8/15/34	1,250	1,373
Williamson County Gen. Oblig.:
5.5% 2/15/19 (FSA Insured)	35	38
5.5% 2/15/19 (Pre-Refunded to 2/15/12 @ 100) (e)	1,400	1,527
Ysleta Independent School District 0% 8/15/11	1,100	911
		311,916
Utah - 0.4%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series B, 5.75% 7/1/16 (MBIA Insured)	370	383
Salt Lake County Hosp. Rev. (IHC Health Svcs., Inc. Proj.) 5.5% 5/15/12 (AMBAC Insured)	5,000	5,407
Utah Muni. Pwr. Agcy. Elec. Sys. Rev. Series A, 5% 7/1/10 (AMBAC Insured)	2,740	2,875
		8,665
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Vermont - 0.2%
Vermont Edl. & Health Bldg. Fing. Agcy. Rev. (Fletcher Allen Health Care, Inc. Proj.):
Series 2000 A, 6.125% 12/1/27 (AMBAC Insured)	$ 2,800	$ 3,060
Series A, 5.75% 12/1/18 (AMBAC Insured)	1,200	1,297
		4,357
Virginia - 0.4%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.05%, tender 4/1/08 (c)(d)	1,700	1,689
Arlington County Indl. Dev. Auth. Resource Recovery Rev. (Alexandria/Arlington Waste Proj.) Series B, 5.375% 1/1/11 (FSA Insured) (d)	2,750	2,846
Virginia Hsg. Dev. Auth. Multi-family Hsg. Rev. Series I:
5.75% 5/1/07 (d)	1,380	1,388
5.85% 5/1/08 (d)	1,370	1,387
		7,310
Washington - 7.4%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A:
0% 6/1/17 (MBIA Insured)	2,800	1,781
0% 6/1/24 (MBIA Insured)	1,525	687
0% 6/1/29 (MBIA Insured)	5,600	1,981
Chelan County Pub. Util. District #1 Rev. Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (c)(d)	1,000	1,063
Chelan County School District #246, Wenatchee 5.5% 12/1/19 (FSA Insured)	1,300	1,414
Clark County Pub. Util. District #1 Elec. Rev.:
Series B:
5.25% 1/1/10 (FSA Insured)	1,630	1,713
5.25% 1/1/11 (FSA Insured)	1,715	1,823
5% 1/1/09 (MBIA Insured)	1,265	1,304
5% 1/1/10 (MBIA Insured)	2,000	2,087
Clark County School District #114, Evergreen 5.375% 12/1/14 (FSA Insured)	2,000	2,175
Clark County School District #37, Vancouver Series C, 0% 12/1/19 (FGIC Insured)	3,000	1,703
Cowlitz County Gen. Oblig. 5.5% 11/1/11 (Pre-Refunded to 11/1/09 @ 100) (e)	460	486
Energy Northwest Elec. Rev. (#1 Proj.):
Series 2006 A, 5% 7/1/13	5,000	5,369
Series B, 6% 7/1/17 (MBIA Insured)	4,000	4,454
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Franklin County Pub. Util. District #1 Elec. Rev. 5.625% 9/1/21 (MBIA Insured)	$ 2,000	$ 2,183
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev.:
Second Series B, 5.25% 1/1/14 (MBIA Insured) (d)	1,235	1,294
Series B, 5.25% 1/1/16 (FGIC Insured) (d)	1,000	1,075
King County School District #414, Lake Washington 5.25% 12/1/15 (Pre-Refunded to 12/1/10 @ 100) (e)	1,000	1,066
King County Swr. Rev. Series B:
5.5% 1/1/15 (FSA Insured)	7,245	7,855
5.5% 1/1/17 (FSA Insured)	2,565	2,775
5.5% 1/1/18 (FSA Insured)	3,010	3,252
Port of Seattle Rev.:
Series 2000 B, 5.5% 2/1/08 (MBIA Insured) (d)	6,225	6,375
Series B:
5.25% 9/1/07 (FGIC Insured) (d)	3,185	3,231
5.5% 9/1/08 (FGIC Insured) (d)	3,750	3,879
Snohomish County Pub. Hosp. District #2 (Stevens Health Care Proj.):
4.5% 12/1/07 (FGIC Insured)	1,705	1,722
4.5% 12/1/09 (FGIC Insured)	855	876
Snohomish County School District #4, Lake Stevens 5.125% 12/1/17 (FGIC Insured)	2,000	2,185
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev.:
5.75% 12/1/18 (MBIA Insured)	1,000	1,115
5.75% 12/1/20 (MBIA Insured)	1,000	1,113
Tumwater School District #33, Thurston County Series 1996 B:
0% 12/1/11 (FGIC Insured)	6,415	5,275
0% 12/1/12 (FGIC Insured)	6,830	5,387
Washington Gen. Oblig.:
(Convention & Trade Ctr. Proj.) Series AT5, 0% 8/1/12 (MBIA Insured)	2,025	1,614
Series 2001 C, 5.25% 1/1/16	3,000	3,194
Series C, 5.25% 1/1/26 (FSA Insured)	2,200	2,333
Series R 97A, 0% 7/1/19 (MBIA Insured)	3,440	1,988
Washington Health Care Facilities Auth. Rev.:
(Providence Health Systems Proj.) Series 2001 A, 5.5% 10/1/13 (MBIA Insured)	3,065	3,309
(Swedish Health Svcs. Proj.) 5.5% 11/15/12 (AMBAC Insured)	3,000	3,131
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #1 Rev. Series 1997 B, 5.125% 7/1/13 (FSA Insured)	$ 9,500	$ 9,787
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. Series A, 5% 7/1/12 (FSA Insured)	3,500	3,647
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev.:
Series B:
0% 7/1/07	15,130	14,734
0% 7/1/10	16,000	13,842
0% 7/1/10	2,250	1,947
0% 7/1/12 (MBIA Insured)	4,000	3,174
Series C, 7.5% 7/1/08 (MBIA Insured)	7,040	7,493
Whatcom County School District #501 Gen. Oblig.:
5% 6/1/14 (FSA Insured)	2,245	2,430
5% 12/1/14 (FSA Insured)	3,245	3,521
		154,842
West Virginia - 0.0%
Kanawha/Putnam County, Huntington/Charlestown City Series 1984 A, 0% 12/1/16 (Escrowed to Maturity) (e)	1,100	715
Wisconsin - 0.9%
Badger Tobacco Asset Securitization Corp. 6.125% 6/1/27	2,200	2,354
Evansville Cmnty. School District 5% 4/1/16 (FSA Insured)	1,460	1,591
Fond Du Lac School District 5.75% 4/1/12 (Pre-Refunded to 4/1/10 @ 100) (e)	1,000	1,072
Menasha Joint School District:
5.5% 3/1/19 (e)	970	1,060
5.5% 3/1/19 (FSA Insured)	60	65
Wisconsin Gen. Oblig.:
Series 1, 5% 5/1/11 (MBIA Insured)	2,500	2,651
Series D, 5.4% 5/1/20 (Pre-Refunded to 5/1/11 @ 100) (e)	1,000	1,073
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Marshfield Clinic Proj.) Series 2006 A, 5% 2/15/14	850	887
(Wheaton Franciscan Svcs., Inc. Proj.):
Series A, 5.5% 8/15/14	1,775	1,907
5.75% 8/15/12	1,760	1,930
6% 8/15/14	1,000	1,107
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
(Wheaton Franciscan Svcs., Inc. Proj.):
6% 8/15/16	$ 1,000	$ 1,104
6.25% 8/15/22	1,600	1,781
		18,582
TOTAL INVESTMENT PORTFOLIO - 98.7% (Cost $2,013,824)	2,055,037
NET OTHER ASSETS - 1.3%	27,118
NET ASSETS - 100%	$ 2,082,155
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 3.779% and pay quarterly a floating rate based on the BMA Municipal Swap Index	May 2010	$ 23,000	$ 203
Receive quarterly a fixed rate equal to 3.859% and pay quarterly a floating rate based on the BMA Municipal Swap Index	May 2010	23,000	252
Receive quarterly a floating rate based on BMA Municipal Swap Index and pay quarterly a fixed rate equal to 4.391% to Citibank	May 2027	5,000	(231)
Receive quarterly a floating rate based on BMA Municipal Swap Index and pay quarterly a fixed rate equal to 4.498% with Merrill Lynch, Inc.	May 2027	5,000	(295)
		$ 56,000	$ (71)
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 71
Income Tax Information

At September 30, 2006, the aggregate cost of investment securities for income tax purposes was $2,013,442,000. Net unrealized appreciation aggregated $41,595,000, of which $45,890,000 related to appreciated investment securities and $4,295,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity School Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity School Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	November 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	November 27, 2006
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	November 27, 2006